                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements
                                  (Unaudited)

                                 June 30, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                    For the six months ended June 30, 2001

                                                                           Page
                                                                           ----
Financial Statements (Unaudited):
  Statements of Assets and Liabilities....................................  F-1
  Statements of Operations................................................ F-19
  Statements of Changes in Net Assets..................................... F-37
Notes to Financial Statements (Unaudited)................................. F-55

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                                 June 30, 2001
                                  (Unaudited)

                                                                                              GE Investments Funds, Inc.
                                                                       --------------------------------------------------
                                                                         S&P 500      Money       Total     International
                                                                          Index       Market      Return       Equity
                                                                          Fund         Fund        Fund         Fund
                                                                       ------------ ----------- ----------- -------------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  S&P 500 Index Fund (28,680,447 shares; cost -- $718,132,533)........ $659,650,289          --          --          --
  Money Market Fund (565,353,327 shares; cost -- $565,353,327)........           -- 565,353,327          --          --
  Total Return Fund (8,287,432 shares; cost -- $126,348,466)..........           --          -- 124,477,232          --
  International Equity Fund (3,955,724 shares; cost -- $43,983,106)...           --          --          --  36,788,233
  Real Estate Securities Fund (4,841,280 shares; cost -- $65,201,237).           --          --          --          --
  Global Income Fund (937,281 shares; cost -- $9,200,978).............           --          --          --          --
Receivable from affiliate.............................................           --     119,553          --          --
Receivable for units sold.............................................      341,162   2,794,152     160,290      65,357
                                                                       ------------ ----------- -----------  ----------
   Total assets.......................................................  659,991,451 568,267,032 124,637,522  36,853,590
                                                                       ------------ ----------- -----------  ----------

Liabilities
Accrued expenses payable to affiliate (note 3)........................      404,344     315,263     137,395      18,768
Payable for units withdrawn...........................................       99,108   1,270,419      38,144     101,455
                                                                       ------------ ----------- -----------  ----------
   Total liabilities..................................................      503,452   1,585,682     175,539     120,223
                                                                       ------------ ----------- -----------  ----------
Net assets............................................................ $659,487,999 566,681,350 124,461,983  36,733,367
                                                                       ============ =========== ===========  ==========
Analysis of net assets:
  Attributable to:
   Variable deferred annuity contractholders.......................... $659,487,999 566,681,350 124,461,983  21,783,778
   GE Life and Annuity Assurance Company..............................           --          --          --  14,949,589
                                                                       ------------ ----------- -----------  ----------
Net assets............................................................ $659,487,999 566,681,350 124,461,983  36,733,367
                                                                       ============ =========== ===========  ==========
Outstanding units: Type I (note 2)....................................      718,260   3,269,222     350,303      85,293
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type I...................................... $      49.63       17.08       37.48       14.09
                                                                       ============ =========== ===========  ==========
Outstanding units: Type II (note 2)...................................    9,033,085  15,734,452   2,068,668     906,332
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type II..................................... $      48.02       16.52       36.26       13.94
                                                                       ============ =========== ===========  ==========
Outstanding units: Type III (note 2)..................................   16,414,068  18,267,954   2,983,217     723,792
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type III.................................... $       9.54       10.97       10.86        9.24
                                                                       ============ =========== ===========  ==========
Outstanding units: Type IV (note 2)...................................    1,975,600   3,214,618     375,954     139,215
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type IV..................................... $       8.89       10.87       10.42        9.05
                                                                       ============ =========== ===========  ==========
Outstanding units: Type V (note 2)....................................        2,489     224,553         766          --
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type V...................................... $       8.52        1.04        9.86        7.72
                                                                       ============ =========== ===========  ==========
Outstanding units: Type VI (note 2)...................................    1,381,862   1,216,859          --          --
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type VI..................................... $       8.36       10.42          --          --
                                                                       ============ =========== ===========  ==========
Outstanding units: Type VII (note 2)..................................      521,003     255,470          --          --
                                                                       ============ =========== ===========  ==========
Net asset value per unit: Type VII.................................... $       8.34       10.39          --          --
                                                                       ============ =========== ===========  ==========


                                                                       Real Estate  Global
                                                                       Securities   Income
                                                                          Fund       Fund
                                                                       ----------- ---------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  S&P 500 Index Fund (28,680,447 shares; cost -- $718,132,533)........         --         --
  Money Market Fund (565,353,327 shares; cost -- $565,353,327)........         --         --
  Total Return Fund (8,287,432 shares; cost -- $126,348,466)..........         --         --
  International Equity Fund (3,955,724 shares; cost -- $43,983,106)...         --         --
  Real Estate Securities Fund (4,841,280 shares; cost -- $65,201,237). 72,086,662         --
  Global Income Fund (937,281 shares; cost -- $9,200,978).............         --  8,538,632
Receivable from affiliate.............................................         --         --
Receivable for units sold.............................................    359,795      4,613
                                                                       ----------  ---------
   Total assets....................................................... 72,446,457  8,543,245
                                                                       ----------  ---------

Liabilities
Accrued expenses payable to affiliate (note 3)........................     44,611      3,497
Payable for units withdrawn...........................................      1,539        201
                                                                       ----------  ---------
   Total liabilities..................................................     46,150      3,698
                                                                       ----------  ---------
Net assets............................................................ 72,400,307  8,539,547
                                                                       ==========  =========
Analysis of net assets:
  Attributable to:
   Variable deferred annuity contractholders.......................... 52,331,676  3,382,401
   GE Life and Annuity Assurance Company.............................. 20,068,631  5,157,146
                                                                       ----------  ---------
Net assets............................................................ 72,400,307  8,539,547
                                                                       ==========  =========
Outstanding units: Type I (note 2)....................................    197,482     26,866
                                                                       ==========  =========
Net asset value per unit: Type I......................................      20.79       9.83
                                                                       ==========  =========
Outstanding units: Type II (note 2)...................................  1,767,062    320,484
                                                                       ==========  =========
Net asset value per unit: Type II.....................................      20.48       9.73
                                                                       ==========  =========
Outstanding units: Type III (note 2)..................................    771,892         --
                                                                       ==========  =========
Net asset value per unit: Type III....................................      13.91         --
                                                                       ==========  =========
Outstanding units: Type IV (note 2)...................................    101,975         --
                                                                       ==========  =========
Net asset value per unit: Type IV.....................................      12.72         --
                                                                       ==========  =========
Outstanding units: Type V (note 2)....................................        217         --
                                                                       ==========  =========
Net asset value per unit: Type V......................................      11.40         --
                                                                       ==========  =========
Outstanding units: Type VI (note 2)...................................         --         --
                                                                       ==========  =========
Net asset value per unit: Type VI.....................................         --         --
                                                                       ==========  =========
Outstanding units: Type VII (note 2)..................................         --         --
                                                                       ==========  =========
Net asset value per unit: Type VII....................................         --         --
                                                                       ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


                                                                                      GE Investments Funds, Inc. (continued)
                                                                      ----------------------------------------------------------
                                                                        Mid-Cap                  U.S.       Premier     Value
                                                                      Value Equity   Income     Equity   Growth Equity  Equity
                                                                          Fund        Fund       Fund        Fund        Fund
                                                                      ------------ ---------- ---------- ------------- ---------
Assets
  Investments in GE Investments Funds, Inc., at fair value (note 2):
  Mid-Cap Value Equity Fund (8,089,973 shares;
   cost -- $126,269,029)............................................. $134,778,957         --         --          --          --
  Income Fund (5,827,312 shares; cost -- $71,195,487)................           -- 72,316,941         --          --          --
  U.S. Equity Fund (2,285,743 shares; cost -- $83,498,423)...........           --         -- 77,052,381          --          --
  Premier Growth Equity Fund (1,077,874 shares;
   cost -- $88,393,755)..............................................           --         --         --  79,838,153          --
  Value Equity Fund (368,778 shares; cost -- $3,580,445).............           --         --         --          --   3,481,263
  Small-Cap Value Equity Fund (464,704 shares;
   cost -- $5,165,734)...............................................           --         --         --          --          --
Receivable from affiliate............................................        8,297         --         --          --           6
Receivable for units sold............................................      651,598     39,500     22,991       5,638       7,615
                                                                      ------------ ---------- ----------  ----------   ---------
   Total assets......................................................  135,438,852 72,356,441 77,075,372  79,843,791   3,488,884
                                                                      ------------ ---------- ----------  ----------   ---------

Liabilities
Accrued expenses payable to affiliate (note 3).......................       98,293     49,794     50,068      43,457       1,427
Payable for units withdrawn..........................................           --     37,042         --   4,264,834          --
                                                                      ------------ ---------- ----------  ----------   ---------
   Total liabilities.................................................       98,293     86,836     50,068   4,308,291       1,427
                                                                      ------------ ---------- ----------  ----------   ---------
Net assets........................................................... $135,340,559 72,269,605 77,025,304  75,535,500   3,487,457
                                                                      ============ ========== ==========  ==========   =========
Analysis of net assets:
  Attributable to:
   Variable deferred annuity contractholders......................... $129,895,490 72,269,604 77,025,304  75,535,500   3,487,457
   GE Life and Annuity Assurance Company.............................    5,445,069         --         --          --          --
                                                                      ------------ ---------- ----------  ----------   ---------
Net assets........................................................... $135,340,569 72,269,604 77,025,304  75,535,500   3,487,457
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type I (note 2)...................................      367,335    929,658    177,409      96,080          --
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type I..................................... $      17.48      11.73      11.69       10.32          --
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type II (note 2)..................................    3,938,287  3,611,743  2,952,939   2,258,908          --
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type II.................................... $      17.30      11.62      11.60       10.26          --
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type III (note 2).................................    3,742,045  1,549,599  3,195,694   4,373,875     147,017
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type III................................... $      12.07      10.87      10.64       10.23        9.64
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type IV (note 2)..................................      443,380    232,537    279,191     343,351      12,340
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type IV.................................... $      10.49      10.95       9.71       10.22        9.64
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type V (note 2)...................................          684        536         --          88          --
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type V..................................... $      11.26      10.89       9.40        9.10          --
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type VI (note 2)..................................      363,226         --    226,383     271,381     150,964
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type VI.................................... $      11.39         --       9.26        8.84        9.37
                                                                      ============ ========== ==========  ==========   =========
Outstanding units: Type VII (note 2).................................      121,455         --    204,315      80,948      57,404
                                                                      ============ ========== ==========  ==========   =========
Net asset value per unit: Type VII................................... $      11.36         --       9.24        8.82        9.35
                                                                      ============ ========== ==========  ==========   =========


                                                                       Small-Cap
                                                                      Value Equity
                                                                          Fund
                                                                      ------------
Assets
  Investments in GE Investments Funds, Inc., at fair value (note 2):
  Mid-Cap Value Equity Fund (8,089,973 shares;
   cost -- $126,269,029).............................................         --
  Income Fund (5,827,312 shares; cost -- $71,195,487)................         --
  U.S. Equity Fund (2,285,743 shares; cost -- $83,498,423)...........         --
  Premier Growth Equity Fund (1,077,874 shares;
   cost -- $88,393,755)..............................................         --
  Value Equity Fund (368,778 shares; cost -- $3,580,445).............         --
  Small-Cap Value Equity Fund (464,704 shares;
   cost -- $5,165,734)...............................................  5,562,503
Receivable from affiliate............................................         11
Receivable for units sold............................................     19,170
                                                                       ---------
   Total assets......................................................  5,581,684
                                                                       ---------

Liabilities
Accrued expenses payable to affiliate (note 3).......................      8,427
Payable for units withdrawn..........................................         22
                                                                       ---------
   Total liabilities.................................................      8,449
                                                                       ---------
Net assets...........................................................  5,573,235
                                                                       =========
Analysis of net assets:
  Attributable to:
   Variable deferred annuity contractholders.........................  5,573,235
   GE Life and Annuity Assurance Company.............................         --
                                                                       ---------
Net assets...........................................................  5,573,235
                                                                       =========
Outstanding units: Type I (note 2)...................................         --
                                                                       =========
Net asset value per unit: Type I.....................................         --
                                                                       =========
Outstanding units: Type II (note 2)..................................         --
                                                                       =========
Net asset value per unit: Type II....................................         --
                                                                       =========
Outstanding units: Type III (note 2).................................    196,873
                                                                       =========
Net asset value per unit: Type III...................................      11.74
                                                                       =========
Outstanding units: Type IV (note 2)..................................      5,031
                                                                       =========
Net asset value per unit: Type IV....................................      11.74
                                                                       =========
Outstanding units: Type V (note 2)...................................         --
                                                                       =========
Net asset value per unit: Type V.....................................         --
                                                                       =========
Outstanding units: Type VI (note 2)..................................    206,010
                                                                       =========
Net asset value per unit: Type VI....................................      11.98
                                                                       =========
Outstanding units: Type VII (note 2).................................     61,445
                                                                       =========
Net asset value per unit: Type VII...................................      11.96
                                                                       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)



                                                                 Oppenheimer Variable Account Funds
                                                     -----------------------------------------------------------
                                                                   Capital    Aggressive     High      Multiple
                                                        Bond     Appreciation   Growth      Income    Strategies
                                                       Fund/VA     Fund/VA     Fund/VA      Fund/VA    Fund/VA
                                                     ----------- ------------ ----------- ----------- ----------
Assets
Investments in Oppenheimer Variable Account Funds,
 at fair value (note 2):
  Bond Fund/VA (8,986,541 shares;
   cost -- 101,910,565 )............................ $98,492,484          --           --          --         --
  Capital Appreciation Fund/VA (8,561,205 shares;
   cost -- $350,416,701)............................          -- 340,735,976           --          --         --
  Aggressive Growth Fund/VA (5,617,933 shares;
   cost -- $342,198,104)............................          --          --  242,975,591          --         --
  High Income Fund/VA (15,702,680 shares;
   cost -- $161,550,590)............................          --          --           -- 134,100,884         --
  Multiple Strategies Fund/VA (5,996,102 shares;
   cost -- $95,627,815).............................          --          --           --          -- 95,158,137
Investments in Oppenheimer Variable Account
 Funds -- Class 2 shares; at fair value (note 2):
  Global Securities Fund/VA (334,066 shares;
   cost -- $8,243,911)..............................          --          --           --          --         --
  Main Street Growth & Income Fund/VA (544,487
   shares; cost -- $11,133,888).....................          --          --           --          --         --
Receivable from affiliate...........................          --          --           --          --         --
Receivable for units sold...........................      44,549      26,431       38,539          --    142,466
                                                     ----------- -----------  ----------- ----------- ----------
   Total assets.....................................  98,537,033 340,762,407  243,014,130 134,100,884 95,300,603
                                                     ----------- -----------  ----------- ----------- ----------

Liabilities
Accrued expenses payable to affiliate (note 3)......     108,058     239,015      181,243      85,283     62,609
Payable for units withdrawn.........................      54,986     305,976    1,015,392     190,228      6,152
                                                     ----------- -----------  ----------- ----------- ----------
   Total liabilities................................     163,044     544,991    1,196,635     275,511     68,761
                                                     ----------- -----------  ----------- ----------- ----------
Net assets attributable to variable deferred annuity
 contractholders.................................... $98,373,989 340,217,416  241,817,495 133,825,373 95,231,842
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type I (note 2)..................     520,425     730,580    1,218,793     743,133    680,571
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type I.................... $     23.63       60.23        46.88       30.89      33.94
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type II (note 2).................   2,783,487   3,654,823    3,101,337   3,067,509  1,670,877
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type II................... $     22.86       58.27        45.36       29.88      32.83
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type III (note 2)................   1,904,615   6,055,012    3,678,039   1,823,453  1,259,097
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type III.................. $     10.56       12.27        10.87        9.68      12.00
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type IV (note 2).................     219,689     756,805      395,629     166,860    193,852
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type IV................... $     10.62       11.83        10.17        9.36      11.19
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type V (note 2)..................          --          --           --          --         --
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type V.................... $        --          --           --          --         --
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type VI (note 2).................          --          --           --          --         --
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type VI................... $        --          --           --          --         --
                                                     =========== ===========  =========== =========== ==========
Outstanding units: Type VII (note 2)................          --          --           --          --         --
                                                     =========== ===========  =========== =========== ==========
Net asset value per unit: Type VII.................. $        --          --           --          --         --
                                                     =========== ===========  =========== =========== ==========

                                                        Oppeheimer Variable
                                                          Account Funds --
                                                           Class 2 Shares
                                                     --------------------------
                                                       Global     Main Street
                                                     Securities Growth & Income
                                                      Fund/VA       Fund/VA
                                                     ---------- ---------------
Assets
Investments in Oppenheimer Variable Account Funds,
 at fair value (note 2):
  Bond Fund/VA (8,986,541 shares;
   cost -- 101,910,565 )............................        --            --
  Capital Appreciation Fund/VA (8,561,205 shares;
   cost -- $350,416,701)............................        --            --
  Aggressive Growth Fund/VA (5,617,933 shares;
   cost -- $342,198,104)............................        --            --
  High Income Fund/VA (15,702,680 shares;
   cost -- $161,550,590)............................                      --
  Multiple Strategies Fund/VA (5,996,102 shares;
   cost -- $95,627,815).............................        --
Investments in Oppenheimer Variable Account
 Funds -- Class 2 shares; at fair value (note 2):
  Global Securities Fund/VA (334,066 shares;
   cost -- $8,243,911).............................. 7,934,057            --
  Main Street Growth & Income Fund/VA (544,487
   shares; cost -- $11,133,888).....................        --    10,808,072
Receivable from affiliate...........................    14,001            --
Receivable for units sold...........................    63,691        78,956
                                                     ---------    ----------
   Total assets..................................... 8,011,749    10,887,028
                                                     ---------    ----------

Liabilities
Accrued expenses payable to affiliate (note 3)......     3,220         4,385
Payable for units withdrawn.........................        --           745
                                                     ---------    ----------
   Total liabilities................................     3,220         5,130
                                                     ---------    ----------
Net assets attributable to variable deferred annuity
 contractholders.................................... 8,008,529    10,881,898
                                                     =========    ==========
Outstanding units: Type I (note 2)..................        --            --
                                                     =========    ==========
Net asset value per unit: Type I....................        --            --
                                                     =========    ==========
Outstanding units: Type II (note 2).................        --            --
                                                     =========    ==========
Net asset value per unit: Type II...................        --            --
                                                     =========    ==========
Outstanding units: Type III (note 2)................   283,356       279,225
                                                     =========    ==========
Net asset value per unit: Type III..................      9.67          9.34
                                                     =========    ==========
Outstanding units: Type IV (note 2).................    17,609        67,889
                                                     =========    ==========
Net asset value per unit: Type IV...................      9.67          9.34
                                                     =========    ==========
Outstanding units: Type V (note 2)..................        --            --
                                                     =========    ==========
Net asset value per unit: Type V....................        --            --
                                                     =========    ==========
Outstanding units: Type VI (note 2).................   492,153       645,953
                                                     =========    ==========
Net asset value per unit: Type VI...................      8.55          8.42
                                                     =========    ==========
Outstanding units: Type VII (note 2)................   104,248       262,016
                                                     =========    ==========
Net asset value per unit: Type VII..................      8.54          8.40
                                                     =========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)



                                                                             Variable Insurance Products Fund
                                                                            -----------------------------------
                                                                              Equity-
                                                                              Income       Growth    Overseas
                                                                             Portfolio    Portfolio  Portfolio
                                                                            ------------ ----------- ----------
Assets
Investments in Variable Insurance Products Fund, at fair value (note 2):
  Equity-Income Portfolio (26,907,891 shares; cost -- $608,607,807)........ $638,255,177          --         --
  Growth Portfolio (15,194,278 shares; cost -- $641,110,159)...............           -- 560,364,958         --
  Overseas Portfolio (5,365,190 shares; cost -- $101,353,795)..............           --          -- 83,643,307
Investments in Variable Insurance Products Fund II, at fair value (note 2):
  Asset Manager Portfolio (21,406,796 shares; cost -- $333,951,891)........           --          --         --
  Contrafund Portfolio (21,924,668 shares; cost -- $492,727,375)...........           --          --         --
Receivable from affiliate..................................................           --          --     11,000
Receivable for units sold..................................................      654,400      73,246      4,198
                                                                            ------------ ----------- ----------
   Total assets............................................................  638,909,577 560,438,204 83,658,505
                                                                            ------------ ----------- ----------

Liabilities
Accrued expenses payable to affiliate (note 3).............................      512,809     391,656     32,144
Payable for units withdrawn................................................      259,774      25,266    173,263
                                                                            ------------ ----------- ----------
   Total liabilities.......................................................      772,583     416,922    205,407
                                                                            ------------ ----------- ----------
Net assets attributable to variable deferred annuity contractholders....... $638,136,994 560,021,282 83,453,098
                                                                            ============ =========== ==========
Outstanding units: Type I (note 2).........................................    2,761,117   2,203,527  1,438,991
                                                                            ============ =========== ==========
Net asset value per unit: Type I........................................... $      45.76       58.35      23.41
                                                                            ============ =========== ==========
Outstanding units: Type II (note 2)........................................    9,736,728   5,174,729  1,468,693
                                                                            ============ =========== ==========
Net asset value per unit: Type II.......................................... $      44.27       56.45      22.65
                                                                            ============ =========== ==========
Outstanding units: Type III (note 2).......................................    6,507,820  12,815,279  1,313,479
                                                                            ============ =========== ==========
Net asset value per unit: Type III......................................... $      11.18       10.00       9.66
                                                                            ============ =========== ==========
Outstanding units: Type IV (note 2)........................................      816,556   1,153,690    417,093
                                                                            ============ =========== ==========
Net asset value per unit: Type IV.......................................... $       9.78        9.69       9.14
                                                                            ============ =========== ==========
Outstanding units: Type V (note 2).........................................           --          --         --
                                                                            ============ =========== ==========
Net asset value per unit: Type V........................................... $         --          --         --
                                                                            ============ =========== ==========
Outstanding units: Type VI (note 2)........................................           --          --         --
                                                                            ============ =========== ==========
Net asset value per unit: Type VI.......................................... $         --          --         --
                                                                            ============ =========== ==========
Outstanding units: Type VII (note 2).......................................           --          --         --
                                                                            ============ =========== ==========
Net asset value per unit: Type VII......................................... $         --          --         --
                                                                            ============ =========== ==========

                                                                              Variable Insurance
                                                                               Products Fund II
                                                                            -----------------------
                                                                               Asset
                                                                              Manager   Contrafund
                                                                             Portfolio  Portfolio
                                                                            ----------- -----------
Assets
Investments in Variable Insurance Products Fund, at fair value (note 2):
  Equity-Income Portfolio (26,907,891 shares; cost -- $608,607,807)........          --          --
  Growth Portfolio (15,194,278 shares; cost -- $641,110,159)...............          --          --
  Overseas Portfolio (5,365,190 shares; cost -- $101,353,795)..............          --          --
Investments in Variable Insurance Products Fund II, at fair value (note 2):
  Asset Manager Portfolio (21,406,796 shares; cost -- $333,951,891)........ 312,325,159          --
  Contrafund Portfolio (21,924,668 shares; cost -- $492,727,375)...........          -- 452,963,642
Receivable from affiliate..................................................          --          --
Receivable for units sold..................................................       3,932      70,908
                                                                            ----------- -----------
   Total assets............................................................ 312,329,091 453,034,550
                                                                            ----------- -----------

Liabilities
Accrued expenses payable to affiliate (note 3).............................     196,839     345,177
Payable for units withdrawn................................................     276,050      70,315
                                                                            ----------- -----------
   Total liabilities.......................................................     472,889     415,492
                                                                            ----------- -----------
Net assets attributable to variable deferred annuity contractholders....... 311,856,202 452,619,058
                                                                            =========== ===========
Outstanding units: Type I (note 2).........................................   7,638,524   1,685,666
                                                                            =========== ===========
Net asset value per unit: Type I...........................................       27.90       26.71
                                                                            =========== ===========
Outstanding units: Type II (note 2)........................................   2,958,001  11,356,674
                                                                            =========== ===========
Net asset value per unit: Type II..........................................       27.09       26.28
                                                                            =========== ===========
Outstanding units: Type III (note 2).......................................   1,679,571  10,062,146
                                                                            =========== ===========
Net asset value per unit: Type III.........................................        9.78        9.66
                                                                            =========== ===========
Outstanding units: Type IV (note 2)........................................     228,338   1,288,154
                                                                            =========== ===========
Net asset value per unit: Type IV..........................................        9.56        9.27
                                                                            =========== ===========
Outstanding units: Type V (note 2).........................................          --          --
                                                                            =========== ===========
Net asset value per unit: Type V...........................................          --          --
                                                                            =========== ===========
Outstanding units: Type VI (note 2)........................................          --          --
                                                                            =========== ===========
Net asset value per unit: Type VI..........................................          --          --
                                                                            =========== ===========
Outstanding units: Type VII (note 2).......................................          --          --
                                                                            =========== ===========
Net asset value per unit: Type VII.........................................          --          --
                                                                            =========== ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


                                                                             Variable Insurance Products Fund III
                                                                             ------------------------------------
                                                                              Growth &       Growth
                                                                               Income     Opportunities  Mid Cap
                                                                              Portfolio     Portfolio   Portfolio
                                                                             ------------ ------------- ---------
Assets
Investments in Variable Insurance Products Fund III, at fair value (note 2):
  Growth & Income Portfolio (10,123,249 shares; cost -- $155,117,981)....... $138,182,353          --        --
  Growth Opportunities Portfolio (4,256,158 shares; cost -- $87,148,221)....           --  68,651,832        --
  Mid Cap Portfolio (519 shares; cost -- $10,049)...........................           --          --     9,873
Receivable for units sold...................................................       21,596          --        --
                                                                             ------------  ----------     -----
   Total assets.............................................................  138,203,949  68,651,832     9,873
                                                                             ------------  ----------     -----

Liabilities
Accrued expenses payable to affiliate (note 3)..............................       98,543      59,168         2
Payable for units withdrawn.................................................           --      29,564        --
                                                                             ------------  ----------     -----
   Total liabilities........................................................       98,543      88,732         2
                                                                             ------------  ----------     -----
Net assets attributable to variable deferred annuity contractholders........ $138,105,406  68,563,100     9,871
                                                                             ============  ==========     =====
Outstanding units: Type I (note 2)..........................................      378,958     257,166        --
                                                                             ============  ==========     =====
Net asset value per unit: Type I............................................ $      15.31       11.61        --
                                                                             ============  ==========     =====
Outstanding units: Type II (note 2).........................................    5,694,352   3,977,280        --
                                                                             ============  ==========     =====
Net asset value per unit: Type II........................................... $      15.16       11.49        --
                                                                             ============  ==========     =====
Outstanding units: Type III (note 2)........................................    4,230,117   2,314,526        --
                                                                             ============  ==========     =====
Net asset value per unit: Type III.......................................... $       9.51        7.65        --
                                                                             ============  ==========     =====
Outstanding units: Type IV (note 2).........................................      642,336     295,145        --
                                                                             ============  ==========     =====
Net asset value per unit: Type IV........................................... $       8.92        7.30        --
                                                                             ============  ==========     =====
Outstanding units: Type V (note 2)..........................................        2,053       2,204       956
                                                                             ============  ==========     =====
Net asset value per unit: Type V............................................ $       9.32        8.07     10.32
                                                                             ============  ==========     =====
Outstanding units: Type VI (note 2).........................................           --          --        --
                                                                             ============  ==========     =====
Net asset value per unit: Type VI........................................... $         --          --        --
                                                                             ============  ==========     =====
Outstanding units: Type VII (note 2)........................................           --          --        --
                                                                             ============  ==========     =====
Net asset value per unit: Type VII.......................................... $         --          --        --
                                                                             ============  ==========     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                         Variable Insurance   Variable Insurance
                                                                          Products Fund --    Products Fund II --
                                                                          Service Class 2       Service Class 2
                                                                       ---------------------- -------------------
                                                                         Equity-
                                                                         Income     Growth        Contrafund
                                                                        Portfolio  Portfolio       Portfolio
                                                                       ----------- ---------- -------------------
Assets
Investments in Variable Insurance Products Fund -- Service Class 2, at
 fair value (note 2):
  Equity-Income Portfolio (627,412 shares; cost -- $14,852,721)....... $14,800,642         --             --
  Growth Portfolio (396,073 shares; cost -- $15,375,709)..............          -- 14,508,136             --
Investments in Variable Insurance Products Fund II -- Service
 Class 2, at fair value (note 2):
  Contrafund Portfolio (655,646 shares; cost -- $14,128,039)..........          --         --     13,473,520
Investments in Variable Insurance Products Fund III -- Service
 Class 2, at fair value (note 2):                                               --         --             --
  Growth & Income Portfolio (450,421 shares; cost -- $6,320,251)......          --         --             --
  Mid Cap Portfolio (865,705 shares; cost -- $16,314,504).............          --         --             --
Receivable from affiliate.............................................          --         --             --
Receivable for units sold.............................................     117,446    144,600        103,004
                                                                       ----------- ----------     ----------
   Total assets.......................................................  14,918,088 14,652,736     13,576,524
                                                                       ----------- ----------     ----------
Liabilities
Accrued expenses payable to affiliate (note 3)........................       6,122      6,181          5,724
Payable for units withdrawn...........................................          --        511            749
                                                                       ----------- ----------     ----------
   Total liabilities..................................................       6,122      6,692          6,473
                                                                       ----------- ----------     ----------
Net assets attributable to variable deferred annuity contractholders.. $14,911,966 14,646,044     13,570,051
                                                                       =========== ==========     ==========
Outstanding units: Type I (note 2)....................................          --         --             --
                                                                       =========== ==========     ==========
Net asset value per unit: Type I...................................... $        --         --             --
                                                                       ----------- ----------     ----------
Outstanding units: Type II (note 2)...................................          --         --             --
                                                                       =========== ==========     ==========
Net asset value per unit: Type II..................................... $        --         --             --
                                                                       =========== ==========     ==========
Outstanding units: Type III (note 2)..................................     557,682    398,885        367,313
                                                                       =========== ==========     ==========
Net asset value per unit: Type III.................................... $     10.31       8.83           9.19
                                                                       =========== ==========     ==========
Outstanding units: Type IV (note 2)...................................      29,854     46,603         52,660
                                                                       =========== ==========     ==========
Net asset value per unit: Type IV..................................... $     10.31       8.83           9.19
                                                                       =========== ==========     ==========
Outstanding units: Type V (note 2)....................................          --         --             --
                                                                       =========== ==========     ==========
Net asset value per unit: Type V...................................... $        --         --             --
                                                                       =========== ==========     ==========
Outstanding units: Type VI (note 2)...................................     588,415  1,122,440        829,758
                                                                       =========== ==========     ==========
Net asset value per unit: Type VI..................................... $     10.85       7.52           8.37
                                                                       =========== ==========     ==========
Outstanding units: Type VII (note 2)..................................     228,297    302,885        331,188
                                                                       =========== ==========     ==========
Net asset value per unit: Type VII.................................... $     10.82       7.50           8.35
                                                                       =========== ==========     ==========

                                                                        Variable Insurance
                                                                       Products Fund III --
                                                                         Service Class 2
                                                                       --------------------
                                                                       Growth &
                                                                        Income    Mid Cap
                                                                       Portfolio Portfolio
                                                                       --------- ----------
Assets
Investments in Variable Insurance Products Fund -- Service Class 2, at
 fair value (note 2):
  Equity-Income Portfolio (627,412 shares; cost -- $14,852,721).......                   --
  Growth Portfolio (396,073 shares; cost -- $15,375,709)..............        --
Investments in Variable Insurance Products Fund II -- Service
 Class 2, at fair value (note 2):
  Contrafund Portfolio (655,646 shares; cost -- $14,128,039)..........        --         --
Investments in Variable Insurance Products Fund III -- Service
 Class 2, at fair value (note 2):                                             --         --
  Growth & Income Portfolio (450,421 shares; cost -- $6,320,251)...... 6,098,707         --
  Mid Cap Portfolio (865,705 shares; cost -- $16,314,504).............        -- 16,387,794
Receivable from affiliate.............................................        --     14,994
Receivable for units sold.............................................     6,572     83,225
                                                                       --------- ----------
   Total assets....................................................... 6,105,279 16,486,013
                                                                       --------- ----------
Liabilities
Accrued expenses payable to affiliate (note 3)........................     2,650      6,658
Payable for units withdrawn...........................................        --     65,591
                                                                       --------- ----------
   Total liabilities..................................................     2,650     72,249
                                                                       --------- ----------
Net assets attributable to variable deferred annuity contractholders.. 6,102,629 16,413,764
                                                                       ========= ==========
Outstanding units: Type I (note 2)....................................        --         --
                                                                       ========= ==========
Net asset value per unit: Type I......................................        --         --
                                                                       --------- ----------
Outstanding units: Type II (note 2)...................................        --         --
                                                                       ========= ==========
Net asset value per unit: Type II.....................................        --         --
                                                                       ========= ==========
Outstanding units: Type III (note 2)..................................   175,412    397,115
                                                                       ========= ==========
Net asset value per unit: Type III....................................      9.38      10.05
                                                                       ========= ==========
Outstanding units: Type IV (note 2)...................................    35,577     28,305
                                                                       ========= ==========
Net asset value per unit: Type IV.....................................      9.37      10.04
                                                                       ========= ==========
Outstanding units: Type V (note 2)....................................        --         --
                                                                       ========= ==========
Net asset value per unit: Type V......................................        --         --
                                                                       ========= ==========
Outstanding units: Type VI (note 2)...................................   275,884  1,024,073
                                                                       ========= ==========
Net asset value per unit: Type VI.....................................      9.15       9.96
                                                                       ========= ==========
Outstanding units: Type VII (note 2)..................................   175,199    195,052
                                                                       ========= ==========
Net asset value per unit: Type VII....................................      9.13       9.94
                                                                       ========= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)



                                                                                    Federated Insurance Series
                                                                         -------------------------------------------------
                                                                                                             International
                                                                           American      High                    Small
                                                                           Leaders    Income Bond  Utility      Company
                                                                           Fund II      Fund II    Fund II      Fund II
                                                                         ------------ ----------- ---------- -------------
Assets
Investments in Federated Insurance Series, at fair value (note 2):
  American Leaders Fund II (5,435,718 shares; cost -- $108,811,960)..... $109,747,155         --          --          --
  High Income Bond Fund II (7,486,453 shares; cost -- $66,405,999)......           -- 57,720,553          --          --
  Utility Fund II (4,750,591 shares; cost -- 62,748,762)................           --         --  54,156,742
  International Small Company Fund II (227,234 shares;
   cost -- $1,562,646)..................................................           --         --          --   1,511,109
Investments in Federated Insurance Series--Service Shares, at fair value at fair value (note 2):
  High Income Bond Fund II (402,895 shares; cost -- $3,301,187).........           --         --          --          --
Receivable from affiliate...............................................           --         --          --           2
Receivable for units sold...............................................       13,837      2,875       2,852          --
                                                                         ------------ ----------  ----------   ---------
   Total assets.........................................................  109,760,992 57,723,428  54,159,594   1,511,111
                                                                         ------------ ----------  ----------   ---------

Liabilities
Accrued expenses payable to affiliate (note 3)..........................       71,640     50,160      44,685         534
Payable for units withdrawn.............................................       62,738    186,259      15,413          --
                                                                         ------------ ----------  ----------   ---------
   Total liabilities....................................................      134,378    236,419      60,098         534
                                                                         ------------ ----------  ----------   ---------
Net assets attributable to variable deferred annuity contractholders.... $109,626,614 57,487,009  54,099,496   1,510,577
                                                                         ============ ==========  ==========   =========
Outstanding units: Type I (note 2)......................................      326,605    236,150     228,758          --
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type I........................................ $      17.94      14.05       16.22          --
                                                                         ------------ ----------  ----------   ---------
Outstanding units: Type II (note 2).....................................    4,378,880  2,904,615   2,519,989          --
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type II....................................... $      17.71      13.82       15.96          --
                                                                         ============ ==========  ==========   =========
Outstanding units: Type III (note 2)....................................    2,191,595  1,448,929   1,053,095     116,014
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type III...................................... $      10.55       8.90        8.80       10.03
                                                                         ============ ==========  ==========   =========
Outstanding units: Type IV (note 2).....................................      327,275    131,001     107,347      10,585
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type IV....................................... $       9.46       8.64        8.41       10.03
                                                                         ============ ==========  ==========   =========
Outstanding units: Type V (note 2)......................................           --         --          --          --
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type V........................................ $         --         --          --          --
                                                                         ============ ==========  ==========   =========
Outstanding units: Type VI (note 2).....................................           --         --          --      56,364
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type VI....................................... $         --         --          --        6.98
                                                                         ============ ==========  ==========   =========
Outstanding units: Type VII (note 2)....................................           --         --          --      15,656
                                                                         ============ ==========  ==========   =========
Net asset value per unit: Type VII...................................... $         --         --          --        6.96
                                                                         ============ ==========  ==========   =========

                                                                              Federated
                                                                         Insurance Series --
                                                                           Service Shares
                                                                         -------------------

                                                                                High
                                                                             Income Bond
                                                                               Fund II
                                                                         -------------------
Assets
Investments in Federated Insurance Series, at fair value (note 2):
  American Leaders Fund II (5,435,718 shares; cost -- $108,811,960).....             --
  High Income Bond Fund II (7,486,453 shares; cost -- $66,405,999)......             --
  Utility Fund II (4,750,591 shares; cost -- 62,748,762)................             --
  International Small Company Fund II (227,234 shares;
   cost -- $1,562,646)..................................................
Investments in Federated Insurance Series--Service Shares, at fair value at fair value (note 2):
  High Income Bond Fund II (402,895 shares; cost -- $3,301,187).........      3,106,318
Receivable from affiliate...............................................             --
Receivable for units sold...............................................         34,907
                                                                              ---------
   Total assets.........................................................      3,141,225
                                                                              ---------

Liabilities
Accrued expenses payable to affiliate (note 3)..........................          1,254
Payable for units withdrawn.............................................             --
                                                                              ---------
   Total liabilities....................................................          1,254
                                                                              ---------
Net assets attributable to variable deferred annuity contractholders....      3,139,971
                                                                              =========
Outstanding units: Type I (note 2)......................................             --
                                                                              =========
Net asset value per unit: Type I........................................             --
                                                                              ---------
Outstanding units: Type II (note 2).....................................             --
                                                                              =========
Net asset value per unit: Type II.......................................             --
                                                                              =========
Outstanding units: Type III (note 2)....................................         13,906
                                                                              =========
Net asset value per unit: Type III......................................           8.41
                                                                              =========
Outstanding units: Type IV (note 2).....................................        105,974
                                                                              =========
Net asset value per unit: Type IV.......................................           8.41
                                                                              =========
Outstanding units: Type V (note 2)......................................             --
                                                                              =========
Net asset value per unit: Type V........................................             --
                                                                              =========
Outstanding units: Type VI (note 2).....................................        126,846
                                                                              =========
Net asset value per unit: Type VI.......................................           9.25
                                                                              =========
Outstanding units: Type VII (note 2)....................................         75,499
                                                                              =========
Net asset value per unit: Type VII......................................           9.23
                                                                              =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                                                      PBHG Insurance Series
                                                                              Alger American Fund          Fund, Inc.
                                                                           -------------------------- ---------------------
                                                                                                        PBHG
                                                                               Small       LargeCap   Large Cap    PBHG
                                                                           Capitalization   Growth     Growth    Growth II
                                                                             Portfolio     Portfolio  Portfolio  Portfolio
                                                                           -------------- ----------- ---------- ----------
Assets
Investments in Alger American Fund, at fair value (note 2):
  Small Capitalization Portfolio (6,227,965 shares; cost -- $172,892,212).  $115,404,184           --         --         --
  LargeCap Growth Portfolio (8,609,746 shares; cost -- $453,825,975)......            --  341,462,517         --         --
Investments in PBHG Insurance Series Fund, Inc., at fair value (note 2):
  PBHG Large Cap Growth Portfolio (2,744,603 shares; cost -- $68,386,338).            --           -- 55,825,218         --
  PBHG Growth II Portfolio (3,108,062 shares; cost -- $56,486,695)........            --           --         -- 42,798,016
Receivable for units sold.................................................        17,705        1,992     74,491         --
                                                                            ------------  ----------- ---------- ----------
   Total assets...........................................................   115,421,889  341,464,509 55,899,709 42,798,016
                                                                            ------------  ----------- ---------- ----------
Liabilities
Accrued expenses payable to affiliate (note 3)............................       100,579      232,887     66,667     28,598
Payable for units withdrawn...............................................         5,415       51,442          2  2,200,993
                                                                            ------------  ----------- ---------- ----------
   Total liabilities......................................................       105,994      284,329     66,669  2,229,591
                                                                            ------------  ----------- ---------- ----------
Net assets attributable to variable deferred annuity contractholders......  $115,315,895  341,180,180 55,833,040 40,568,425
                                                                            ============  =========== ========== ==========
Outstanding units: Type I (note 2)........................................       803,941      882,554    237,848    354,667
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type I..........................................  $       9.73        20.69      19.85      13.35
                                                                            ============  =========== ========== ==========
Outstanding units: Type II (note 2).......................................     7,716,206   10,099,182  2,601,107  2,712,613
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type II.........................................  $       9.59        20.39      19.65      13.21
                                                                            ============  =========== ========== ==========
Outstanding units: Type III (note 2)......................................     3,737,661   10,460,177         --         --
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type III........................................  $       7.93         9.90         --         --
                                                                            ============  =========== ========== ==========
Outstanding units: Type IV (note 2).......................................       501,363    1,431,531         --         --
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type IV.........................................  $       7.69         9.39         --         --
                                                                            ============  =========== ========== ==========
Outstanding units: Type V (note 2)........................................            --           --         --         --
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type V..........................................  $         --           --         --         --
                                                                            ============  =========== ========== ==========
Outstanding units: Type VI (note 2).......................................            --           --         --         --
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type VI.........................................  $         --           --         --         --
                                                                            ============  =========== ========== ==========
Outstanding units: Type VII (note 2)......................................            --           --         --         --
                                                                            ============  =========== ========== ==========
Net asset value per unit: Type VII........................................  $         --           --         --         --
                                                                            ============  =========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


                                                                                        Janus Aspen Series
                                                                         ------------------------------------------------
                                                                          Aggressive               Worldwide
                                                                            Growth      Growth      Growth     Balanced
                                                                          Portfolio    Portfolio   Portfolio   Portfolio
                                                                         ------------ ----------- ----------- -----------
Assets
Investments in Janus Aspen Series, at fair value (note 2):
  Aggressive Growth Portfolio (13,088,384 shares; cost -- $618,662,105). $349,198,094          --          --          --
  Growth Portfolio (27,028,610 shares; cost -- $723,135,248)............           -- 631,388,327          --          --
  Worldwide Growth Portfolio (23,460,692 shares; cost -- $832,472,539)..           --          -- 748,865,289          --
  Balanced Portfolio (25,642,786 shares; cost -- $625,800,118)..........           --          --          -- 594,399,769
Receivable from affiliate...............................................           --          --          --          --
Receivable for units sold...............................................      982,265          --      47,226   4,796,498
                                                                         ------------ ----------- ----------- -----------
   Total assets.........................................................  350,180,359 631,388,327 748,912,515 599,196,267
                                                                         ============ =========== =========== ===========
Liabilities
Accrued expenses payable to affiliate (note 3)..........................      298,130     389,482     514,210     408,907
Payable for units withdrawn.............................................      222,976     244,160     325,633      10,547
                                                                         ------------ ----------- ----------- -----------
   Total liabilities....................................................      521,106     633,642     839,843     419,454
                                                                         ------------ ----------- ----------- -----------
Net assets attributable to variable deferred annuity contractholders.... $349,659,253 630,754,685 748,072,672 598,776,813
                                                                         ============ =========== =========== ===========
Outstanding units: Type I (note 2)......................................    1,216,990   2,868,432   2,901,018   1,980,483
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type I........................................ $      29.50       27.15       34.31       22.73
                                                                         ============ =========== =========== ===========
Outstanding units: Type II (note 2).....................................    6,743,462  13,466,185  14,670,297  16,532,943
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type II....................................... $      28.93       26.62       33.65       22.41
                                                                         ============ =========== =========== ===========
Outstanding units: Type III (note 2)....................................   10,409,893  17,585,335  12,610,893  15,147,841
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type III...................................... $      10.25        9.94       10.89       11.00
                                                                         ============ =========== =========== ===========
Outstanding units: Type IV (note 2).....................................    1,353,880   2,081,599   1,646,400   1,594,528
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type IV....................................... $       8.84        9.42       10.66       10.43
                                                                         ============ =========== =========== ===========
Outstanding units: Type V (note 2)......................................           --          --          --          --
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type V........................................ $         --          --          --          --
                                                                         ============ =========== =========== ===========
Outstanding units: Type VI (note 2).....................................           --          --          --          --
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type VI....................................... $         --          --          --          --
                                                                         ============ =========== =========== ===========
Outstanding units: Type VII (note 2)....................................           --          --          --          --
                                                                         ============ =========== =========== ===========
Net asset value per unit: Type VII...................................... $         --          --          --          --
                                                                         ============ =========== =========== ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                                     Janus Aspen Series (continued)
                                                                            ------------------------------------------------
                                                                             Flexible   International   Capital     Equity
                                                                              Income       Growth     Appreciation  Income
                                                                             Portfolio    Portfolio    Portfolio   Portfolio
                                                                            ----------- ------------- ------------ ---------
Assets
Investments in Janus Aspen Series, at fair value (note 2):
  Flexible Income Portfolio (6,845,639 shares; cost -- $79,849,383)........ $78,382,562           --           --       --
  International Growth Portfolio (8,056,159 shares; cost -- $265,987,485)..          --  209,137,886           --
  Capital Appreciation Portfolio (15,124,169 shares; cost -- $432,151,824).          --           --  347,704,650       --
  Equity Income Portfolio (104 shares; cost -- $2,038).....................          --           --           --    1,805
Receivable from affiliate..................................................          --            4           --       --
Receivable for units sold..................................................      91,359           --    4,531,858       --
                                                                            -----------  -----------  -----------    -----
   Total assets............................................................  78,473,921  209,137,890  352,236,508    1,805
                                                                            -----------  -----------  -----------    -----
Liabilities
Accrued expenses payable to affiliate (note 3).............................      59,876      161,000      224,531        1
Payable for units withdrawn................................................          78    1,333,119      135,266       --
                                                                            -----------  -----------  -----------    -----
   Total liabilities.......................................................      59,954    1,494,119      359,797        1
                                                                            -----------  -----------  -----------    -----
Net assets attributable to variable deferred annuity contractholders....... $78,413,967  207,643,771  351,876,711    1,804
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type I (note 2).........................................     397,934      709,975      678,921       --
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type I........................................... $     14.55        19.97        22.50       --
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type II (note 2)........................................   3,709,545    6,438,974    8,010,468       --
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type II.......................................... $     14.34        19.71        22.26       --
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type III (note 2).......................................   1,646,495    4,467,527   13,972,746       --
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type III......................................... $     10.63        11.88        10.42       --
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type IV (note 2)........................................     181,587    1,144,955    1,387,998       --
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type IV.......................................... $     10.56        11.77         9.13       --
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type V (note 2).........................................         878          433        2,641      205
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type V........................................... $     10.66         7.06         7.40     8.82
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type VI (note 2)........................................          --           --           --       --
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type VI.......................................... $        --           --           --       --
                                                                            ===========  ===========  ===========    =====
Outstanding units: Type VII (note 2).......................................          --           --           --       --
                                                                            ===========  ===========  ===========    =====
Net asset value per unit: Type VII......................................... $        --           --           --       --
                                                                            ===========  ===========  ===========    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                                 Janus Aspen Series -- Service Shares
                                                                             --------------------------------------------
                                                                             Global Life   Global   Aggressive
                                                                              Sciences   Technology   Growth    Growth
                                                                              Portfolio  Portfolio  Portfolio  Portfolio
                                                                             ----------- ---------- ---------- ----------
Assets
Investments in Janus Aspen Series -- Service Shares, at fair value (note 2):
  Global Life Sciences Portfolio (3,599,492 shares; cost -- $30,082,368).... $28,184,021         --         --         --
  Global Technology Portfolio (5,135,335 shares; cost -- $36,314,360).......          -- 24,752,313         --         --
  Aggressive Growth Portfolio (391,489 shares; cost -- $12,547,507).........          --         -- 10,339,235         --
  Growth Portfolio (712,465 shares; cost -- $18,340,223)....................          --         --         -- 16,557,680
Receivable from affiliate...................................................          --         --         --         --
Receivable for units sold...................................................      29,570     11,705     22,144     65,126
                                                                             ----------- ---------- ---------- ----------
   Total assets.............................................................  28,213,591 24,764,018 10,361,379 16,622,806
                                                                             ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable to affiliate (note 3)..............................      11,456     11,491      4,539      7,100
Payable for units withdrawn.................................................          --      2,372         --        753
                                                                             ----------- ---------- ---------- ----------
   Total liabilities........................................................      11,456     13,863      4,539      7,853
                                                                             ----------- ---------- ---------- ----------
Net assets attributable to variable deferred annuity contractholders........ $28,202,135 24,750,155 10,356,840 16,614,953
                                                                             =========== ========== ========== ==========
Outstanding units: Type I (note 2)..........................................     191,323    164,797         --         --
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type I............................................ $      9.57       5.02         --         --
                                                                             =========== ========== ========== ==========
Outstanding units: Type II (note 2).........................................   1,121,677  1,751,271         --         --
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type II........................................... $      9.54       5.00         --         --
                                                                             =========== ========== ========== ==========
Outstanding units: Type III (note 2)........................................   1,074,821  1,871,534    252,895    386,585
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type III.......................................... $      9.53       5.00       7.20       8.53
                                                                             =========== ========== ========== ==========
Outstanding units: Type IV (note 2).........................................     178,376    255,421     34,131     70,737
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type IV........................................... $      9.52       4.99       7.20       8.53
                                                                             =========== ========== ========== ==========
Outstanding units: Type V (note 2)..........................................          --         --         --         --
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type V............................................ $        --         --         --         --
                                                                             =========== ========== ========== ==========
Outstanding units: Type VI (note 2).........................................     348,994    814,122  1,492,867  1,449,608
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type VI........................................... $      8.95       4.89       4.85       7.30
                                                                             =========== ========== ========== ==========
Outstanding units: Type VII (note 2)........................................      67,827    113,370    216,910    292,437
                                                                             =========== ========== ========== ==========
Net asset value per unit: Type VII.......................................... $      8.93       4.88       4.84       7.29
                                                                             =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                             Janus Aspen Series -- Service Shares (continued)
                                                                             ------------------------------------------------
                                                                               Capital    Worldwide  International
                                                                             Appreciation  Growth       Growth     Balanced
                                                                              Portfolio   Portfolio    Portfolio   Portfolio
                                                                             ------------ ---------- ------------- ----------
Assets
Investments in Janus Aspen Series -- Service Shares, at fair value (note 2):
  Capital Appreciation Portfolio (581,471 shares; cost -- $14,929,823)...... $13,245,900          --          --           --
  Worldwide Growth Portfolio (492,479 shares; cost -- $17,409,331)..........          --  15,611,582          --           --
  International Growth Portfolio (314,074 shares; cost -- $8,993,475).......          --          --   8,084,254           --
  Balanced Portfolio (1,035,951 shares; cost -- $25,344,656)................          --          --          --   24,697,078
Receivable from affiliate...................................................          --          --           1           --
Receivable for units sold...................................................     113,495     111,062      31,683      179,926
                                                                             -----------  ----------   ---------   ----------
   Total assets.............................................................  13,359,395  15,722,644   8,115,938   24,877,004
                                                                             -----------  ----------   ---------   ----------
Liabilities
Accrued expenses payable to affiliate (note 3)..............................       5,613       6,607       3,283       10,140
Payable for units withdrawn.................................................          --          --          --          740
                                                                             -----------  ----------   ---------   ----------
   Total liabilities........................................................       5,613       6,607       3,283       10,880
                                                                             -----------  ----------   ---------   ----------
Net assets attributable to variable deferred annuity contractholders........ $13,353,782  15,716,037   8,112,655   24,866,124
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type I (note 2)..........................................          --          --          --           --
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type I............................................ $        --          --          --           --
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type II (note 2).........................................          --          --          --           --
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type II........................................... $        --          --          --           --
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type III (note 2)........................................     240,552     312,347     203,585      619,818
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type III.......................................... $      8.68        8.53        8.38         9.78
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type IV (note 2).........................................      47,364      31,200      35,331       88,525
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type IV........................................... $      8.68        8.53        8.38         9.78
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type V (note 2)..........................................          --          --          --           --
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type V............................................ $        --          --          --           --
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type VI (note 2).........................................   1,251,681   1,495,338     714,861    1,439,668
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type VI........................................... $      7.24        7.01        6.79         9.21
                                                                             ===========  ==========   =========   ==========
Outstanding units: Type VII (note 2)........................................     247,925     329,037     185,343      509,161
                                                                             ===========  ==========   =========   ==========
Net asset value per unit: Type VII.......................................... $      7.23        7.00        6.78         9.19
                                                                             ===========  ==========   =========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


                                                                                        Goldman Sachs
                                                                                   Variable Insurance Trust
                                                                                   ------------------------
                                                                                    Growth and    Mid Cap
                                                                                      Income       Value
                                                                                       Fund        Fund
                                                                                   -----------  -----------
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
  Growth and Income Fund (1,828,963 shares; cost -- $19,120,081).................. $17,795,810           --
  Mid Cap Value Fund (10,679,559 shares; cost -- $110,662,841)....................          --  122,708,129
Investments in Salomon Brothers Variable Series Fund Inc., at fair value (note 2):
  Strategic Bond Fund (2,010,418 shares; cost -- $20,081,266).....................          --           --
  Investors Fund (5,193,953 shares; cost -- $71,098,500)..........................          --           --
  Total Return Fund (1,222,883 shares; cost -- $12,954,098).......................          --           --
Receivable for units sold.........................................................      10,921    2,752,698
                                                                                   -----------  -----------
   Total assets...................................................................  17,806,731  125,460,827
                                                                                   -----------  -----------
Liabilities
Accrued expenses payable to affiliate (note 3)....................................      10,568       71,245
Payable for units withdrawn.......................................................          --           --
                                                                                   -----------  -----------
   Total liabilities..............................................................      10,568       71,245
                                                                                   -----------  -----------
Net assets attributable to variable deferred annuity contractholders.............. $17,796,163  125,389,582
                                                                                   ===========  ===========
Outstanding units: Type I (note 2)................................................      73,986      579,988
                                                                                   ===========  ===========
Net asset value per unit: Type I.................................................. $      8.14        11.64
                                                                                   ===========  ===========
Outstanding units: Type II (note 2)...............................................   1,091,215    4,325,336
                                                                                   ===========  ===========
Net asset value per unit: Type II................................................. $      8.08        11.55
                                                                                   ===========  ===========
Outstanding units: Type III (note 2)..............................................     766,776    4,629,960
                                                                                   ===========  ===========
Net asset value per unit: Type III................................................ $      9.15        13.81
                                                                                   ===========  ===========
Outstanding units: Type IV (note 2)...............................................     163,177      387,032
                                                                                   ===========  ===========
Net asset value per unit: Type IV................................................. $      8.34        12.25
                                                                                   ===========  ===========
Outstanding units: Type V (note 2)................................................          --           --
                                                                                   ===========  ===========
Net asset value per unit: Type V.................................................. $        --           --
                                                                                   ===========  ===========
Outstanding units: Type VI (note 2)...............................................          --           --
                                                                                   ===========  ===========
Net asset value per unit: Type VI................................................. $        --           --
                                                                                   ===========  ===========
Outstanding units: Type VII (note 2)..............................................          --           --
                                                                                   ===========  ===========
Net asset value per unit: Type VII................................................ $        --           --
                                                                                   ===========  ===========

                                                                                           Salomon Brothers
                                                                                      Variable Series Fund Inc.
                                                                                   --------------------------------
                                                                                   Strategic               Total
                                                                                     Bond     Investors    Return
                                                                                     Fund       Fund        Fund
                                                                                   ---------- ---------- ----------
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
  Growth and Income Fund (1,828,963 shares; cost -- $19,120,081)..................         --         --         --
  Mid Cap Value Fund (10,679,559 shares; cost -- $110,662,841)....................         --         --         --
Investments in Salomon Brothers Variable Series Fund Inc., at fair value (note 2):
  Strategic Bond Fund (2,010,418 shares; cost -- $20,081,266)..................... 20,204,705         --         --
  Investors Fund (5,193,953 shares; cost -- $71,098,500)..........................         -- 69,391,210         --
  Total Return Fund (1,222,883 shares; cost -- $12,954,098).......................         --         -- 12,876,961
Receivable for units sold.........................................................     12,144    191,609     10,651
                                                                                   ---------- ---------- ----------
   Total assets................................................................... 20,216,849 69,582,819 12,887,612
                                                                                   ---------- ---------- ----------
Liabilities
Accrued expenses payable to affiliate (note 3)....................................      9,234     29,624     23,111
Payable for units withdrawn.......................................................         41  6,460,491         --
                                                                                   ---------- ---------- ----------
   Total liabilities..............................................................      9,275  6,490,115     23,111
                                                                                   ---------- ---------- ----------
Net assets attributable to variable deferred annuity contractholders.............. 20,207,574 63,092,704 12,864,501
                                                                                   ========== ========== ==========
Outstanding units: Type I (note 2)................................................     72,628    231,326     37,490
                                                                                   ========== ========== ==========
Net asset value per unit: Type I..................................................      11.05      15.09      11.10
                                                                                   ========== ========== ==========
Outstanding units: Type II (note 2)...............................................    891,950  1,665,354    499,204
                                                                                   ========== ========== ==========
Net asset value per unit: Type II.................................................      10.97      14.99      11.02
                                                                                   ========== ========== ==========
Outstanding units: Type III (note 2)..............................................    769,867  2,600,690    617,859
                                                                                   ========== ========== ==========
Net asset value per unit: Type III................................................      10.70      12.29      10.29
                                                                                   ========== ========== ==========
Outstanding units: Type IV (note 2)...............................................    130,451    240,203     59,232
                                                                                   ========== ========== ==========
Net asset value per unit: Type IV.................................................      10.60      11.14       9.95
                                                                                   ========== ========== ==========
Outstanding units: Type V (note 2)................................................         --         --         --
                                                                                   ========== ========== ==========
Net asset value per unit: Type V..................................................         --         --         --
                                                                                   ========== ========== ==========
Outstanding units: Type VI (note 2)...............................................         --         --         --
                                                                                   ========== ========== ==========
Net asset value per unit: Type VI.................................................         --         --         --
                                                                                   ========== ========== ==========
Outstanding units: Type VII (note 2)..............................................         --         --         --
                                                                                   ========== ========== ==========
Net asset value per unit: Type VII................................................         --         --         --
                                                                                   ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


                                                                                     AIM Variable Insurance Funds
                                                                           ------------------------------------------------
                                                                             AIM V.I.    AIM V.I.
                                                                             Capital    Aggressive    AIM V.I.    AIM V.I.
                                                                           Appreciation   Growth   New Technology  Growth
                                                                               Fund        Fund         Fund        Fund
                                                                           ------------ ---------- -------------- ---------
Investments in AIM Variable Insurance Funds, at fair value (note 2):
  AIM V.I. Capital Appreciation Fund (301,419 shares; cost -- $8,684,209).  $7,833,880       --           --             --
  AIM V.I. Aggressive Growth Fund (71 shares; cost -- $967)...............          --      889           --             --
  AIM V.I. New Technology Fund (229 shares; cost -- $4,235)...............          --       --        2,651             --
  AIM V.I. Growth Fund (303,086 shares; cost -- $6,544,752)...............          --       --           --      5,564,651
Receivable from affiliate.................................................          --       --           --             --
Receivable for units sold.................................................      45,953       --           --         64,082
                                                                            ----------     ----        -----      ---------
   Total assets...........................................................   7,879,833      889        2,651      5,628,733
                                                                            ==========     ====        =====      =========
Liabilities
Accrued expenses payable to affiliate (note 3)............................       3,366        1            1          2,444
Payable for units withdrawn...............................................          --       --           --             --
                                                                            ----------     ----        -----      ---------
   Total liabilities......................................................       3,366        1            1          2,444
                                                                            ----------     ----        -----      ---------
Net assets attributable to variable deferred annuity contractholders......  $7,876,467      888        2,650      5,626,289
                                                                            ==========     ====        =====      =========
Outstanding units: Type I (note 2)........................................          --       --           --             --
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type I..........................................  $       --       --           --             --
                                                                            ==========     ====        =====      =========
Outstanding units: Type II (note 2).......................................          --       --           --             --
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type II.........................................  $       --       --           --             --
                                                                            ==========     ====        =====      =========
Outstanding units: Type III (note 2)......................................     128,443       --           --        131,482
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type III........................................  $     8.38       --           --           7.42
                                                                            ==========     ====        =====      =========
Outstanding units: Type IV (note 2).......................................      40,404       --           --          9,024
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type IV.........................................  $     8.37       --           --           7.41
                                                                            ==========     ====        =====      =========
Outstanding units: Type V (note 2)........................................       2,319      111          637             --
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type V..........................................  $     6.98     7.99         4.16             --
                                                                            ==========     ====        =====      =========
Outstanding units: Type VI (note 2).......................................     684,591       --           --        598,047
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type VI.........................................  $     6.83       --           --           5.52
                                                                            ==========     ====        =====      =========
Outstanding units: Type VII (note 2)......................................     259,529       --           --        232,778
                                                                            ==========     ====        =====      =========
Net asset value per unit: Type VII........................................  $     6.82       --           --           5.51
                                                                            ==========     ====        =====      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


                                                                      AIM Variable Insurance Funds (continued)
                                                                     -------------------------------------------
                                                                                 AIM V.I.   AIM V.I.   AIM V.I.
                                                                      AIM V.I.    Global   Government Growth and
                                                                       Value     Utilities Securities   Income
                                                                        Fund       Fund       Fund       Fund
                                                                     ----------- --------- ---------- ----------
Investments in AIM Variable Insurance Funds, at fair value (note 2):
  AIM V.I. Value Fund (705,564 shares; cost -- $18,833,027)......... $18,118,882      --        --         --
  AIM V.I. Global Utilities Fund (427 shares; cost -- $8,507).......          --   7,921        --         --
  AIM V.I. Government Securities Fund (700 shares; cost -- $8,009)..          --      --     7,981         --
  AIM V.I. Growth and Income Fund (10 shares; cost -- $224).........          --      --        --        223
Receivable from affiliate...........................................      13,898      --        --         --
Receivable for units sold...........................................     146,889      --        --         --
                                                                     -----------   -----     -----       ----
   Total assets.....................................................  18,279,669   7,921     7,981        223
                                                                     ===========   =====     =====       ====
Liabilities
Accrued expenses payable to affiliate (note 3)......................       7,514       2         2          1
Payable for units withdrawn.........................................         758      --        --         --
                                                                     -----------   -----     -----       ----
   Total liabilities................................................       8,272       2         2          1
                                                                     -----------   -----     -----       ----
Net assets attributable to variable deferred annuity contractholders $18,271,397   7,919     7,979        222
                                                                     ===========   =====     =====       ====
Outstanding units: Type I (note 2)..................................          --      --        --         --
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type I.................................... $        --      --        --         --
                                                                     ===========   =====     =====       ====
Outstanding units: Type II (note 2).................................          --      --        --         --
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type II................................... $        --      --        --         --
                                                                     ===========   =====     =====       ====
Outstanding units: Type III (note 2)................................     496,433      --        --         --
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type III.................................. $      9.44      --        --         --
                                                                     ===========   =====     =====       ====
Outstanding units: Type IV (note 2).................................      43,949      --        --         --
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type IV................................... $      9.43      --        --         --
                                                                     ===========   =====     =====       ====
Outstanding units: Type V (note 2)..................................          --     945       750         28
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type V.................................... $        --    8.38     10.64       7.80
                                                                     ===========   =====     =====       ====
Outstanding units: Type VI (note 2).................................   1,236,684      --        --         --
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type VI................................... $      7.93      --        --         --
                                                                     ===========   =====     =====       ====
Outstanding units: Type VII (note 2)................................     425,249      --        --         --
                                                                     ===========   =====     =====       ====
Net asset value per unit: Type VII.................................. $      7.91      --        --         --
                                                                     ===========   =====     =====       ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                            MFS Variable Insurance Trust                      Dreyfus
                                                     ------------------------------------------- ----------------------


                                                        MFS      MFS Growth   MFS New     MFS     Dreyfus Investments
                                                       Growth    With Income Discovery  Utility  Portfolios -- Emerging
                                                       Series      Series     Series    Series     Markets Portfolio
                                                     ----------- ----------- --------- --------- ----------------------
Investments in MFS Variable Insurance Trust, at fair
 value (note 2):
  MFS Growth Series (942,546 shares;
   cost -- $11,161,197)............................. $10,113,515         --         --        --             --
  MFS Growth With Income Series (254,624 shares;
   cost -- $4,865,579)..............................          --  4,644,333         --        --             --
  MFS New Discovery Series (331,605 shares;
   cost -- $5,258,694)..............................          --         --  5,236,042        --             --
  MFS Utility Series (421,119 shares;
   cost -- $8,883,033)..............................          --         --         -- 7,954,947
Investments in Dreyfus, at fair value (note 2):
  Dreyfus Investments Portfolios -- Emerging
   Markets Portfolio (70,973 shares;
   cost -- $674,030)................................          --         --         --        --        672,820
  The Socially Responsible Growth Fund, Inc.
   (172,022 shares; cost -- $5,803,029).............          --         --         --        --             --
Receivable for units sold...........................      21,435     45,098    233,766    46,735         35,484
                                                     -----------  ---------  --------- ---------        -------
   Total assets.....................................  10,134,950  4,689,431  5,469,808 8,001,682        708,304
                                                     -----------  ---------  --------- ---------        -------
Liabilities
Accrued expenses payable to affiliate (note 3)......       4,288      1,904      2,194     3,342            254
Payable for units withdrawn.........................      64,594         --      2,546        --             --
                                                     -----------  ---------  --------- ---------        -------
   Total liabilities................................      68,882      1,904      4,740     3,342            254
                                                     -----------  ---------  --------- ---------        -------
Net assets attributable to variable deferred annuity
 contractholders.................................... $10,066,068  4,687,527  5,465,068 7,998,340        708,050
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type I (note 2)..................          --         --         --        --             --
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type I.................... $        --         --         --        --             --
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type II (note 2).................          --         --         --        --             --
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type II................... $        --         --         --        --             --
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type III (note 2)................     207,262    156,340    170,680   220,903         11,764
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type III.................. $      8.24       9.01      10.36      9.30          10.11
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type IV (note 2).................      24,129      7,318      3,235    30,913             --
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type IV................... $      8.24       9.00      10.35      9.30             --
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type V (note 2)..................          --         --         --        --             --
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type V.................... $        --         --         --        --             --
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type VI (note 2).................     902,003    266,568    332,621   445,338         64,209
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type VI................... $      7.44       8.75       8.75      9.11           7.46
                                                     ===========  =========  ========= =========        =======
Outstanding units: Type VII (note 2)................     194,953    100,752     86,144   175,954         14,781
                                                     ===========  =========  ========= =========        =======
Net asset value per unit: Type VII.................. $      7.43       8.74       8.74      9.09           7.45
                                                     ===========  =========  ========= =========        =======


                                                     The Dreyfus
                                                      Socially
                                                     Responsible
                                                       Growth
                                                     Fund, Inc.
                                                     -----------
Investments in MFS Variable Insurance Trust, at fair
 value (note 2):
  MFS Growth Series (942,546 shares;
   cost -- $11,161,197).............................         --
  MFS Growth With Income Series (254,624 shares;
   cost -- $4,865,579)..............................         --
  MFS New Discovery Series (331,605 shares;
   cost -- $5,258,694)..............................         --
  MFS Utility Series (421,119 shares;
   cost -- $8,883,033)..............................         --
Investments in Dreyfus, at fair value (note 2):
  Dreyfus Investments Portfolios -- Emerging
   Markets Portfolio (70,973 shares;
   cost -- $674,030)................................         --
  The Socially Responsible Growth Fund, Inc.
   (172,022 shares; cost -- $5,803,029).............  5,091,864
Receivable for units sold...........................      7,914
                                                      ---------
   Total assets.....................................  5,099,778
                                                      ---------
Liabilities
Accrued expenses payable to affiliate (note 3)......      2,198
Payable for units withdrawn.........................         --
                                                      ---------
   Total liabilities................................      2,198
                                                      ---------
Net assets attributable to variable deferred annuity
 contractholders....................................  5,097,580
                                                      =========
Outstanding units: Type I (note 2)..................         --
                                                      =========
Net asset value per unit: Type I....................         --
                                                      =========
Outstanding units: Type II (note 2).................         --
                                                      =========
Net asset value per unit: Type II...................         --
                                                      =========
Outstanding units: Type III (note 2)................     23,185
                                                      =========
Net asset value per unit: Type III..................       8.44
                                                      =========
Outstanding units: Type IV (note 2).................      7,299
                                                      =========
Net asset value per unit: Type IV...................       8.44
                                                      =========
Outstanding units: Type V (note 2)..................         --
                                                      =========
Net asset value per unit: Type V....................         --
                                                      =========
Outstanding units: Type VI (note 2).................    595,004
                                                      =========
Net asset value per unit: Type VI...................       7.34
                                                      =========
Outstanding units: Type VII (note 2)................     64,614
                                                      =========
Net asset value per unit: Type VII..................       7.32
                                                      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                                         PIMCO Variable Insurance Trust
                                                                                ------------------------------------------------
                                                                                 Foreign     Long-Term    High Yield    Total
                                                                                  Bond    U.S. Government    Bond    Return Bond
                                                                                Portfolio Bond Portfolio  Portfolio   Portfolio
                                                                                --------- --------------- ---------- -----------
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
 Foreign Bond Portfolio (84,268 shares; cost -- $803,607)...................... $803,079            --           --          --
 Long-Term U.S Government Bond Portfolio (745,122 shares; cost -- $7,749,322)..       --     7,667,310           --          --
 High Yield Bond Portfolio (528,648 shares; cost -- $4,313,003)................       --            --    4,213,325          --
 Total Return Bond Portfolio (1,694,338 shares; cost -- $16,573,423)...........       --            --           --  16,519,792
Dividends Receivable...........................................................    1,641        30,677       24,984      62,479
Receivable for units sold......................................................    3,824        30,808       16,190     137,869
                                                                                --------     ---------    ---------  ----------
   Total assets................................................................  808,544     7,728,795    4,254,499  16,720,140
                                                                                --------     ---------    ---------  ----------
Liabilities
Accrued expenses payable to affiliate (note 3).................................    1,938        33,928       26,684      69,274
Payable for units withdrawn....................................................       --            --           --          --
                                                                                --------     ---------    ---------  ----------
   Total liabilities...........................................................    1,938        33,928       26,684      69,274
                                                                                --------     ---------    ---------  ----------
Net assets attributable to variable deferred annuity contractholders........... $806,606     7,694,867    4,227,815  16,650,866
                                                                                ========     =========    =========  ==========
Outstanding units: Type I (note 2).............................................       --            --           --          --
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type I............................................... $     --            --           --          --
                                                                                ========     =========    =========  ==========
Outstanding units: Type II (note 2)............................................       --            --           --          --
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type II.............................................. $     --            --           --          --
                                                                                ========     =========    =========  ==========
Outstanding units: Type III (note 2)...........................................   40,996       170,680      119,676     403,874
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type III............................................. $  10.56         10.31         9.99       10.38
                                                                                ========     =========    =========  ==========
Outstanding units: Type IV (note 2)............................................      999        39,687        8,282     165,361
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type IV.............................................. $  10.56         10.30         9.99       10.38
                                                                                ========     =========    =========  ==========
Outstanding units: Type V (note 2).............................................       --            --           --          --
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type V............................................... $     --            --           --          --
                                                                                ========     =========    =========  ==========
Outstanding units: Type VI (note 2)............................................   28,418       349,538      220,891     705,896
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type VI.............................................. $  10.70         11.03         9.81       10.77
                                                                                ========     =========    =========  ==========
Outstanding units: Type VII (note 2)...........................................    5,530       151,769       79,937     292,066
                                                                                ========     =========    =========  ==========
Net asset value per unit: Type VII............................................. $  10.68         11.01         9.79       10.75
                                                                                ========     =========    =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

                                                                          Rydex
                                                                      Variable Trust
                                                                      --------------


                                                                         OTC Fund
                                                                      --------------
Assets
Investments in Rydex Variable Trust, at fair value (note 2):
 OTC Fund (313,705 shares; cost -- $6,477,744).......................   $5,499,253
Investments in Alliance Variable Products Series Fund Inc., at fair value (note 2):
 Growth and Income Portfolio (1,015,852 shares; cost -- $24,027,435).           --
 Premier Growth Portfolio (624,266 shares; cost -- $19,063,919)......           --
 Quasar Portfolio (272,572 shares; cost -- $3,044,964)...............           --
Receivable from affiliate............................................           --
Receivable for units sold............................................        1,967
                                                                        ----------
   Total assets......................................................    5,501,220
                                                                        ----------
Liabilities
Accrued expenses payable to affiliate (note 3).......................        2,458
Payable for units withdrawn..........................................       37,205
                                                                        ----------
   Total liabilities.................................................       39,663
                                                                        ----------
Net assets attributable to variable deferred annuity contractholders.   $5,461,557
                                                                        ==========
Outstanding units: Type I (note 2)...................................           --
                                                                        ==========
Net asset value per unit: Type I.....................................   $       --
                                                                        ==========
Outstanding units: Type II (note 2)..................................           --
                                                                        ==========
Net asset value per unit: Type II....................................   $       --
                                                                        ==========
Outstanding units: Type III (note 2).................................      141,996
                                                                        ==========
Net asset value per unit: Type III...................................   $     6.66
                                                                        ==========
Outstanding units: Type IV (note 2)..................................       14,309
                                                                        ==========
Net asset value per unit: Type IV....................................   $     6.66
                                                                        ==========
Outstanding units: Type V (note 2)...................................           --
                                                                        ==========
Net asset value per unit: Type V.....................................   $       --
                                                                        ==========
Outstanding units: Type VI (note 2)..................................      764,960
                                                                        ==========
Net asset value per unit: Type VI....................................   $     4.64
                                                                        ==========
Outstanding units: Type VII (note 2).................................      188,154
                                                                        ==========
Net asset value per unit: Type VII...................................   $     4.63
                                                                        ==========

                                                                      Alliance Variable Products Series Fund, Inc.
                                                                      --------------------------------------------
                                                                       Growth and
                                                                         Income        Premier Growth      Quasar
                                                                       Portfolio         Portfolio        Portfolio
                                                                       ----------         --------------  ---------
Assets
Investments in Rydex Variable Trust, at fair value (note 2):
 OTC Fund (313,705 shares; cost -- $6,477,744).......................         --
Investments in Alliance Variable Products Series Fund Inc., at fair value (note 2):
 Growth and Income Portfolio (1,015,852 shares; cost -- $24,027,435). 23,577,936                 --             --
 Premier Growth Portfolio (624,266 shares; cost -- $19,063,919)......         --         16,767,794             --
 Quasar Portfolio (272,572 shares; cost -- $3,044,964)...............         --                 --      3,017,367
Receivable from affiliate............................................     21,004                 --          7,266
Receivable for units sold............................................    308,398            172,865         39,651
                                                                       ----------         ----------      ---------
   Total assets...................................................... 23,907,338         16,940,659      3,064,284
                                                                       ----------         ----------      ---------
Liabilities
Accrued expenses payable to affiliate (note 3).......................      9,313              8,301          1,299
Payable for units withdrawn..........................................         --                744             --
                                                                       ----------         ----------      ---------
   Total liabilities.................................................      9,313              9,045          1,299
                                                                       ----------         ----------      ---------
Net assets attributable to variable deferred annuity contractholders. 23,898,025         16,931,614      3,062,985
                                                                       ==========         ==========      =========
Outstanding units: Type I (note 2)...................................         --                 --             --
                                                                       ==========         ==========      =========
Net asset value per unit: Type I.....................................         --                 --             --
                                                                       ==========         ==========      =========
Outstanding units: Type II (note 2)..................................         --                 --             --
                                                                       ==========         ==========      =========
Net asset value per unit: Type II....................................         --                 --             --
                                                                       ==========         ==========      =========
Outstanding units: Type III (note 2).................................    677,781            403,844         62,274
                                                                       ==========         ==========      =========
Net asset value per unit: Type III...................................      11.16               8.70          10.11
                                                                       ==========         ==========      =========
Outstanding units: Type IV (note 2)..................................     97,547             50,105         58,886
                                                                       ==========         ==========      =========
Net asset value per unit: Type IV....................................      11.16               8.70          10.10
                                                                       ==========         ==========      =========
Outstanding units: Type V (note 2)...................................         --                 --             --
                                                                       ==========         ==========      =========
Net asset value per unit: Type V.....................................         --                 --             --
                                                                       ==========         ==========      =========
Outstanding units: Type VI (note 2)..................................  1,061,542          1,335,161        180,310
                                                                       ==========         ==========      =========
Net asset value per unit: Type VI....................................      11.25               7.07           8.32
                                                                       ==========         ==========      =========
Outstanding units: Type VII (note 2).................................    294,386            502,506         40,780
                                                                       ==========         ==========      =========
Net asset value per unit: Type VII...................................      11.22               7.05           8.30
                                                                       ==========         ==========      =========

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations
                                  (Unaudited)

                                                                         GE Investments Funds, Inc.
                                             ----------------------------------------------------------------------------------
                                               S&P 500     Money Market Total Return International   Real Estate   Global Income
                                              Index Fund       Fund         Fund      Equity Fund  Securities Fund     Fund
                                             ------------  ------------ ------------ ------------- --------------- -------------
                                                                       Six months ended June 30, 2001
                                             ----------------------------------------------------------------------------------
Investment income:
  Income -- Ordinary dividends.............. $         --   12,967,368           --           --             --            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type I (note 3)..........................      225,701      347,396       79,974       12,507         22,478         1,463
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type II (note 3).........................    3,131,903    1,743,839      533,818       97,033        240,655        21,621
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type III (note 3)........................    1,174,715    1,368,336      241,026       50,808         63,612            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type IV (note 3).........................      136,811      311,808       29,508       15,551          7,967            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type V (note 3)..........................           76        2,981            5            2             12            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type VI (note 3).........................       49,796       59,929           --           --             --            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type VII (note 3)........................       22,815       15,464           --           --             --            --
                                             ------------   ----------   ----------   ----------      ---------      --------
Net investment income (expense).............   (4,741,817)   9,117,615     (884,331)    (175,901)      (334,724)      (23,084)
                                             ------------   ----------   ----------   ----------      ---------      --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................   (7,546,308)          --     (138,528)  (5,559,472)       883,816       (35,057)
  Unrealized appreciation (depreciation) on
   investments..............................  (41,447,202)          --   (3,936,073)     942,897      4,072,113      (334,466)
                                             ------------   ----------   ----------   ----------      ---------      --------
Net realized and unrealized gain (loss) on
 investments................................  (48,993,510)          --   (4,074,601)  (4,616,575)     4,955,929      (369,523)
                                             ------------   ----------   ----------   ----------      ---------      --------
Increase (decrease) in net assets from
 operations................................. $(53,735,327)   9,117,615   (4,958,932)  (4,792,476)     4,621,205      (392,607)
                                             ============   ==========   ==========   ==========      =========      ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                       GE Investments Funds, Inc. (continued)
                                                  ----------------------------------------------------------------
                                                  Mid-Cap Value  Income    U.S. Equity Premier Growth Value Equity
                                                   Equity Fund    Fund        Fund      Equity Fund       Fund
                                                  ------------- ---------  ----------- -------------- ------------
                                                                           Six months ended June 30, 2001
                                                  ----------------------------------------------------------------
Investment income:
  Income -- Ordinary dividends...................  $       --          --          --            --           --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type I (note 3)...............................      35,183      64,104      11,600         5,333           --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type II (note 3)..............................     457,039     273,157     228,291       165,111           --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type III (note 3).............................     275,655     111,770     248,608       340,681        3,077
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type IV (note 3)..............................      31,300      17,237      21,012        26,193          155
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type V (note 3)...............................           6           5          --             7           --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type VI (note 3)..............................      14,295          --       7,325         9,654        6,150
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type VII (note 3).............................       5,221          --      10,964         3,169        2,312
                                                   ----------   ---------  ----------    ----------     --------
Net investment income (expense)..................    (818,699)   (466,273)   (527,800)     (550,148)     (11,694)
                                                   ----------   ---------  ----------    ----------     --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................   1,664,682     172,926    (557,449)   (1,256,300)      (9,085)
  Unrealized appreciation (depreciation) on
   investments...................................     548,445   1,927,021  (3,411,678)   (3,001,043)    (102,027)
                                                   ----------   ---------  ----------    ----------     --------
Net realized and unrealized gain (loss) on
 investments.....................................   2,213,127   2,099,947  (3,969,127)   (4,257,343)    (111,112)
                                                   ----------   ---------  ----------    ----------     --------
Increase (decrease) in net assets from operations  $1,394,428   1,633,674  (4,496,927)   (4,807,491)    (122,806)
                                                   ==========   =========  ==========    ==========     ========


                                                  Small-Cap Value
                                                    Equity Fund
                                                  ---------------


Investment income:
  Income -- Ordinary dividends...................          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type I (note 3)...............................          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type II (note 3)..............................          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type III (note 3).............................       4,525
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type IV (note 3)..............................          49
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type V (note 3)...............................          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type VI (note 3)..............................       6,793
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
   Type VII (note 3).............................       3,016
                                                      -------
Net investment income (expense)..................     (14,383)
                                                      -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................       6,338
  Unrealized appreciation (depreciation) on
   investments...................................     376,009
                                                      -------
Net realized and unrealized gain (loss) on
 investments.....................................     382,347
                                                      -------
Increase (decrease) in net assets from operations     367,964
                                                      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)



                                                                 Oppenheimer Variable Account Funds
                                                  ---------------------------------------------------------------

                                                                 Capital     Aggressive      High       Multiple
                                                     Bond      Appreciation    Growth       Income     Strategies
                                                    Fund/VA      Fund/VA      Fund/VA       Fund/VA     Fund/VA
                                                  -----------  ------------ ------------  -----------  ----------
                                                                              Six months ended June 30, 2001
                                                  ----------------------------------------------------------------
Investment income:
  Income -- Ordinary dividends................... $ 7,066,950    2,112,821     2,642,952   14,180,461   3,496,216
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type I (note 3)..............................      71,803      271,582       416,306      148,723     139,141
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type II (note 3).............................     425,426    1,537,704     1,171,247      679,626     375,981
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type III (note 3)............................     139,452      572,230       376,579      139,629     102,750
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type IV (note 3).............................      16,799       68,643        44,769       13,000      14,819
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type V (note 3)..............................          --           --            --           --          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VI (note 3).............................          --           --            --           --          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VII (note 3)............................          --           --            --           --          --
                                                  -----------  -----------  ------------  -----------  ----------
Net investment income (expense)..................   6,413,470     (337,338)      634,051   13,199,483   2,863,525
                                                  -----------  -----------  ------------  -----------  ----------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................    (542,183)     113,945   (24,678,901)  (3,778,668)    129,291
  Unrealized appreciation (depreciation) on
   investments...................................  (1,785,470) (52,731,597) (116,138,476)  (7,762,858) (3,760,822)
  Capital gain distributions.....................          --   31,705,480    41,238,549           --   4,669,828
                                                  -----------  -----------  ------------  -----------  ----------
Net realized and unrealized gain (loss) on
 investments.....................................  (2,327,653) (20,912,172)  (99,578,828) (11,541,526)  1,038,297
                                                  -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from operations $ 4,085,817  (21,249,510)  (98,944,777)   1,657,957   3,901,822
                                                  ===========  ===========  ============  ===========  ==========

                                                   Oppenheimer Variable
                                                     Account Funds --
                                                      Class 2 Shares
                                                  ---------------------
                                                             Main Street
                                                    Global    Growth &
                                                  Securities   Income
                                                   Fund/VA     Fund/VA
                                                  ---------- -----------


Investment income:
  Income -- Ordinary dividends...................    14,637     19,249
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type I (note 3)..............................        --         --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type II (note 3).............................        --         --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type III (note 3)............................     5,443      3,163
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type IV (note 3).............................       294      1,671
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type V (note 3)..............................        --         --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VI (note 3).............................    15,531     21,782
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VII (note 3)............................     4,685     11,184
                                                   --------   --------
Net investment income (expense)..................   (11,316)   (18,551)
                                                   --------   --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................   (56,646)   (21,361)
  Unrealized appreciation (depreciation) on
   investments...................................  (311,366)  (268,355)
  Capital gain distributions.....................   275,501         --
                                                   --------   --------
Net realized and unrealized gain (loss) on
 investments.....................................   (92,511)  (289,716)
                                                   --------   --------
Increase (decrease) in net assets from operations  (103,827)  (308,267)
                                                   ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)


                                                                        Variable Insurance Products Fund
                                                                     --------------------------------------
                                                                       Equity-
                                                                       Income        Growth      Overseas
                                                                      Portfolio     Portfolio    Portfolio
                                                                     ------------  -----------  -----------

                                                                         Six months ended June 30, 2001
                                                                     --------------------------------------
Investment income:
  Income -- Ordinary dividends...................................... $ 10,751,729      457,109    4,520,673
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................      771,600      815,417      227,345
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................    3,048,138    2,152,714      258,422
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................      507,237    1,038,113       89,574
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................       52,880       92,640       27,251
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................           --           --            4
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................           --           --           --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................           --           --           --
                                                                     ------------  -----------  -----------
Net investment income (expense).....................................    6,371,874   (3,641,775)   3,918,077
                                                                     ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................    4,675,212  (12,912,910) (13,421,204)
  Unrealized appreciation (depreciation) on investments.............  (51,918,179) (96,068,833)  (8,567,617)
  Capital gain distributions........................................   30,207,242   42,968,241    7,145,580
                                                                     ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments..............  (17,035,725) (66,013,502) (14,843,241)
                                                                     ------------  -----------  -----------
Increase (decrease) in net assets from operations................... $(10,663,851) (69,655,277) (10,925,164)
                                                                     ============  ===========  ===========

                                                                     Variable Insurance Products
                                                                               Fund II
                                                                     --------------------------

                                                                     Asset Manager  Contrafund
                                                                       Portfolio    Portfolio
                                                                      ------------- -----------
                                                                          Six months ended
                                                                            June 30, 2001
                                                                     --------------------------
Investment income:
  Income -- Ordinary dividends......................................   14,387,162     3,829,792
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................    1,337,020       286,308
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................      591,064     2,212,039
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................      130,698       771,571
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................       17,037        95,014
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................           --            --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................           --            --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................           --            --
                                                                      -----------   -----------
Net investment income (expense).....................................   12,311,343       464,860
                                                                      -----------   -----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................   (2,941,736)   (4,092,745)
  Unrealized appreciation (depreciation) on investments.............  (29,682,716)  (66,760,529)
  Capital gain distributions........................................    5,395,185    13,516,916
                                                                      -----------   -----------
Net realized and unrealized gain (loss) on investments..............  (27,229,267)  (57,336,358)
                                                                      -----------   -----------
Increase (decrease) in net assets from operations...................  (14,917,924)  (56,871,498)
                                                                      ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                   Variable Insurance Products Fund III
                                                  --------------------------------------
                                                                     Growth
                                                  Growth & Income Opportunities  Mid Cap
                                                     Portfolio      Portfolio   Portfolio
                                                  --------------- ------------- ---------
                                                      Six months ended June 30, 2001
                                                  --------------------------------------
Investment income:
 Income -- Ordinary dividends....................  $  1,773,855       298,008       --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type I (note 3)        34,746        18,446       --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type II (note
   3)............................................       609,881       345,364       --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type III (note
   3)............................................       305,714       166,990       --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type IV (note
   3)............................................        42,721        16,848       --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type V (note 3)            71            66       15
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type VI (note
   3)............................................            --            --       --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type VII (note
   3)............................................            --            --       --
                                                   ------------    ----------     ----
Net investment income (expense)..................       780,722      (249,706)     (15)
                                                   ------------    ----------     ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................    (2,337,135)   (5,459,409)     (22)
 Unrealized appreciation (depreciation) on
   investments...................................   (13,335,307)   (2,973,335)    (259)
 Capital gain distributions......................     5,695,008            --       --
                                                   ------------    ----------     ----
Net realized and unrealized gain (loss) on
 investments.....................................    (9,977,434)   (8,432,744)    (281)
                                                   ------------    ----------     ----
Increase (decrease) in net assets from operations  $ (9,196,712)   (8,682,450)    (296)
                                                   ============    ==========     ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                       Variable Insurance
                                                         Variable Insurance Products   Products Fund II --
                                                           Fund -- Service Class 2       Service Class 2
                                                        -----------------------------  -------------------
                                                        Equity-Income                      Contrafund
                                                          Portfolio   Growth Portfolio      Portfolio
                                                        ------------- ---------------- -------------------
                                                                                        Six months ended
                                                        Six months ended June 30, 2001    June 30, 2001
                                                        -----------------------------  -------------------
Investment income:
  Income -- Ordinary dividends.........................   $  35,135          2,854            32,381
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)..........          --             --                --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3).........          --             --                --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3)........      11,701          6,392             7,268
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3).........         582            903             1,321
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)..........          --             --                --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3).........      24,077         37,468            33,148
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3)........      11,095         11,806            18,367
                                                          ---------       --------          --------
Net investment income (expense)........................     (12,320)       (53,715)          (27,723)
                                                          ---------       --------          --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................     (15,827)       (89,839)          (38,639)
  Unrealized appreciation (depreciation) on
   investments.........................................    (114,508)      (626,449)         (626,128)
  Capital gain distributions...........................     101,121        268,325           121,429
                                                          ---------       --------          --------
Net realized and unrealized gain (loss) on
 investments...........................................     (29,214)      (447,963)         (543,338)
                                                          ---------       --------          --------
Increase (decrease) in net assets from operations......   $ (41,534)      (501,678)         (571,061)
                                                          =========       ========          ========

                                                         Variable Insurance Products
                                                         Fund III -- Service Class 2
                                                        -----------------------------
                                                        Growth & Income  Mid Cap
                                                           Portfolio    Portfolio
                                                             ---------------  ---------

                                                        Six months ended June 30, 200
                                                        -----------------------------
Investment income:
  Income -- Ordinary dividends.........................      26,281              --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)..........          --              --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3).........          --              --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3)........       2,951           7,657
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3).........         916             901
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)..........          --              --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3).........       9,225          43,479
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3)........      10,895          10,112
                                                             --------       --------
Net investment income (expense)........................       2,294         (62,149)
                                                             --------       --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................     (33,374)         (9,693)
  Unrealized appreciation (depreciation) on
   investments.........................................    (203,014)        (40,693)
  Capital gain distributions...........................      84,378              --
                                                             --------       --------
Net realized and unrealized gain (loss) on
 investments...........................................    (152,010)        (50,386)
                                                             --------       --------
Increase (decrease) in net assets from operations......    (149,716)       (112,535)
                                                             ========       ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)



                                                                Federated Insurance Series
                                             ----------------------------------------------------------------
                                             American Leaders High Income Bond  Utility    International Small
                                                 Fund II          Fund II       Fund II      Company Fund II
                                             ---------------- ---------------- ----------  -------------------

                                                              Six months ended June 30, 2001
                                             ----------------------------------------------------------------
Investment income:
  Income -- Ordinary dividends..............   $ 1,436,630        6,110,043     1,826,389             --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type I (note 3).........................        33,473           27,687        23,373             --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type II (note 3)........................       540,121          322,897       295,887             --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type III (note 3).......................       166,911          100,221        74,216            132
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type IV (note 3)........................        23,208           12,422         7,462          2,069
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type V (note 3).........................            --               --            --             --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VI (note 3)........................            --               --            --          1,631
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VII (note 3).......................            --               --            --            726
                                               -----------       ----------    ----------        -------
Net investment income (expense).............       672,917        5,646,816     1,425,451         (4,558)
                                               -----------       ----------    ----------        -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................        72,452       (4,559,918)   (1,110,557)        42,920
  Unrealized appreciation (depreciation) on
   investments..............................    (1,667,511)        (474,289)   (3,716,578)       (49,807)
  Capital gain distributions................       626,171               --            --             --
                                               -----------       ----------    ----------        -------
Net realized and unrealized gain (loss) on
 investments................................      (968,888)      (5,034,207)   (4,827,135)        (6,887)
                                               -----------       ----------    ----------        -------
Increase (decrease) in net assets from
 operations.................................   $  (295,971)         612,609    (3,401,684)       (11,445)
                                               ===========       ==========    ==========        =======

                                                  Federated
                                             Insurance Series --
                                                Service Shares
                                             -------------------
                                              High Income Bond
                                                   Fund II
                                             -------------------
                                              Six months ended
                                                June 30, 2001
                                             -------------------
Investment income:
  Income -- Ordinary dividends..............       128,479
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type I (note 3).........................            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type II (note 3)........................            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type III (note 3).......................         2,027
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type IV (note 3)........................           282
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type V (note 3).........................            --
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VI (note 3)........................         5,256
  Expenses -- Mortality and expense risk
   charges and administrative expenses --
    Type VII (note 3).......................         4,240
                                                  --------
Net investment income (expense).............       116,674
                                                  --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................        (5,307)
  Unrealized appreciation (depreciation) on
   investments..............................      (191,670)
  Capital gain distributions................            --
                                                  --------
Net realized and unrealized gain (loss) on
 investments................................      (196,977)
                                                  --------
Increase (decrease) in net assets from
 operations.................................       (80,303)
                                                  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                 Alger American Fund
                                                         -----------------------------------
                                                         Small Capitalization LargeCap Growth
                                                              Portfolio          Portfolio
                                                         -------------------- ---------------
                                                            Six months ended June 30, 2001
                                                         -----------------------------------
Investment income:
  Income -- Ordinary dividends..........................     $     54,701           787,133
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)...........           52,545           113,843
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3)..........          532,072         1,517,519
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3).........          238,560           831,153
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3)..........           34,392           114,098
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)...........               --                --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3)..........               --                --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3).........               --                --
                                                             ------------       -----------
Net investment income (expense).........................         (802,868)       (1,789,480)
                                                             ------------       -----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................      (46,123,976)      (12,089,079)
  Unrealized appreciation (depreciation) on investments.       15,320,979       (50,689,634)
  Capital gain distributions............................               --        42,682,659
                                                             ------------       -----------
Net realized and unrealized gain (loss) on investments..      (30,802,997)      (20,096,054)
                                                             ------------       -----------
Increase (decrease) in net assets from operations.......     $(31,605,865)      (21,885,534)
                                                             ============       ===========

                                                           PBHG Insurance Series Fund, Inc.
                                                         -----------------------------------
                                                          PBHG Large Cap         PBHG
                                                         Growth Portfolio Growth II Portfolio
                                                         ---------------- -------------------
                                                            Six months ended June 30, 2001
                                                         -----------------------------------
Investment income:
  Income -- Ordinary dividends..........................            --                 --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)...........        30,848             28,608
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3)..........       344,971            276,717
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3).........            --                 --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3)..........            --                 --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)...........            --                 --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3)..........            --                 --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3).........            --                 --
                                                           -----------        -----------
Net investment income (expense).........................      (375,819)          (305,325)
                                                           -----------        -----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................    (2,987,895)       (19,527,454)
  Unrealized appreciation (depreciation) on investments.    (7,663,777)         3,275,693
  Capital gain distributions............................            --                 --
                                                           -----------        -----------
Net realized and unrealized gain (loss) on investments..   (10,651,672)       (16,251,761)
                                                           -----------        -----------
Increase (decrease) in net assets from operations.......   (11,027,491)       (16,557,086)
                                                           ===========        ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                          Janus Aspen Series
                                                                     -----------------------------------------------------------
                                                                     Aggressive Growth   Growth     Worldwide Growth  Balanced
                                                                         Portfolio      Portfolio      Portfolio      Portfolio
                                                                     ----------------- -----------  ---------------- -----------
                                                                                    Six months ended June 30, 2001
                                                                     -----------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................   $     254,897       519,382         672,689       280,252
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................       1,570,210     2,773,003       3,863,459     2,665,080
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................         945,827     1,475,018       1,156,665     1,249,268
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................         111,992       169,803         161,367       131,374
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................              --            --              --            --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................              --            --              --            --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................              --            --              --            --
                                                                       -------------   -----------    ------------   -----------
Net investment income (expense).....................................      (2,882,926)   (4,937,206)     (5,854,180)   (4,325,974)
                                                                       -------------   -----------    ------------   -----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................     (62,151,281)  (12,144,891)     (9,950,398)   (2,384,166)
  Unrealized appreciation (depreciation) on investments.............     (72,660,917)  (78,742,823)   (118,287,139)  (26,829,071)
  Capital gain distributions........................................              --     1,446,229       1,639,605     7,596,286
                                                                       -------------   -----------    ------------   -----------
Net realized and unrealized gain (loss) on investments..............    (134,812,198)  (89,441,485)   (126,597,932)  (21,616,951)
                                                                       -------------   -----------    ------------   -----------
Increase (decrease) in net assets from operations...................   $(137,695,124)  (94,378,691)   (132,452,112)  (25,942,925)
                                                                       =============   ===========    ============   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                           Janus Aspen Series (continued)
                                                         ------------------------------------------------------------------
                                                                         International   Capital
                                                         Flexible Income    Growth     Appreciation Equity Income High Yield
                                                            Portfolio      Portfolio    Portfolio     Portfolio   Portfolio
                                                         --------------- ------------- ------------ ------------- ----------
                                                                           Six months ended June 30, 2001
                                                         ------------------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)...........   $   33,437         100,906      109,769        --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3)..........      366,426         966,910    1,395,937        --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3).........      124,098         457,293    1,209,826        --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3)..........       15,354         105,069      116,739        --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)...........           10              16           80        10           5
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3)..........           --              --           --        --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3).........           --              --           --        --          --
                                                           ----------     -----------  -----------      ----         ---
Net investment income (expense).........................     (539,325)     (1,630,194)  (2,832,351)      (10)         (5)
                                                           ----------     -----------  -----------      ----         ---
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................      188,067     (17,415,983) (14,503,874)       (4)        (37)
  Unrealized appreciation (depreciation) on investments.     (420,241)    (21,925,988) (47,801,164)     (142)         55
  Capital gain distributions............................    2,195,762       1,324,240    2,703,264        65          --
                                                           ----------     -----------  -----------      ----         ---
Net realized and unrealized gain (loss) on investments..    1,963,588     (38,017,731) (59,601,774)      (81)         18
                                                           ----------     -----------  -----------      ----         ---
Increase (decrease) in net assets from operations.......   $1,424,263     (39,647,925) (62,434,125)      (91)         13
                                                           ==========     ===========  ===========      ====         ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                     Janus Aspen Series -- Service Shares
                                                                     --------------------------------------------------------
                                                                        Global Life            Global           Aggressive
                                                                     Sciences Portfolio Technology Portfolio Growth Portfolio
                                                                     ------------------ -------------------- ----------------
                                                                                        Six months ended June 30, 2001
                                                                     --------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................    $    11,499               7,173                 --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................         68,380              66,214                 --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................         80,988              75,986              3,575
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................          7,902              11,543                449
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................             --                  --                 --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................         15,019              22,195             39,176
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................          3,159               3,262              6,654
                                                                        -----------          ----------         ----------
Net investment income (expense).....................................       (186,947)           (186,373)           (49,854)
                                                                        -----------          ----------         ----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................     (2,854,146)         (5,749,463)          (270,048)
  Unrealized appreciation (depreciation) on investments.............     (3,090,126)         (2,893,910)        (1,362,387)
  Capital gain distributions........................................             --             152,466                 --
                                                                        -----------          ----------         ----------
Net realized and unrealized gain (loss) on investments..............     (5,944,272)         (8,490,907)        (1,632,435)
                                                                        -----------          ----------         ----------
Increase (decrease) in net assets from operations...................    $(6,131,219)         (8,677,280)        (1,682,289)
                                                                        ===========          ==========         ==========


                                                                      Growth
                                                                     Portfolio
                                                                     ----------


Investment income:
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................         --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................         --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................      6,826
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................      1,444
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................         --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................     56,172
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................     13,523
                                                                     ----------
Net investment income (expense).....................................    (77,965)
                                                                     ----------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................   (137,914)
  Unrealized appreciation (depreciation) on investments............. (1,186,010)
  Capital gain distributions........................................     30,785
                                                                     ----------
Net realized and unrealized gain (loss) on investments.............. (1,293,139)
                                                                     ----------
Increase (decrease) in net assets from operations................... (1,371,104)
                                                                     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                    Janus Aspen Series -- Service Shares
                                                                     --------------------------------------------------------
                                                                            Capital            Worldwide      International
                                                                     Appreciation Portfolio Growth Portfolio Growth Portfolio
                                                                     ---------------------- ---------------- ----------------
                                                                                       Six months ended June 30, 2001
                                                                     --------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................      $        --                  --              --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................               --                  --              --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................            4,225               4,977           3,000
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................              920                 507             751
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................               --                  --              --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................           51,728              57,008          24,232
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................           11,961              13,451           7,442
                                                                          -----------          ----------        --------
Net investment income (expense).....................................          (68,834)            (75,943)        (35,425)
                                                                          -----------          ----------        --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................         (109,810)           (141,168)        (81,986)
  Unrealized appreciation (depreciation) on investments.............       (1,250,633)         (1,276,112)       (753,178)
  Capital gain distributions........................................           86,152              29,300          41,249
                                                                          -----------          ----------        --------
Net realized and unrealized gain (loss) on investments..............       (1,274,291)         (1,387,980)       (793,915)
                                                                          -----------          ----------        --------
Increase (decrease) in net assets from operations...................      $(1,343,125)         (1,463,923)       (829,340)
                                                                          ===========          ==========        ========


                                                                     Balanced
                                                                     Portfolio
                                                                     ---------


Investment income:
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type I (note 3)......................................       --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type II (note 3).....................................       --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type III (note 3)....................................    9,639
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type IV (note 3).....................................    1,787
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type V (note 3)......................................       --
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VI (note 3).....................................   54,514
  Expenses -- Mortality and expense risk charges and administrative
   expenses -- Type VII (note 3)....................................   27,235
                                                                     --------
Net investment income (expense).....................................  (93,175)
                                                                     --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................  (13,490)
  Unrealized appreciation (depreciation) on investments............. (560,620)
  Capital gain distributions........................................  203,512
                                                                     --------
Net realized and unrealized gain (loss) on investments.............. (370,598)
                                                                     --------
Increase (decrease) in net assets from operations................... (463,773)
                                                                     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                             Goldman Sachs Variable         Salomon Brothers Variable Series
                                                                 Insurance Trust                        Fund Inc.
                                                         ------------------------------  --------------------------------------
                                                         Growth and Income Mid Cap Value Strategic Bond Investors   Total Return
                                                               Fund            Fund           Fund        Fund          Fund
                                                         ----------------- ------------- -------------- ----------  ------------
                                                         Six months ended June 30, 2001      Six months ended June 30, 2001
                                                         ------------------------------  --------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)...........    $     3,124         29,605         3,516        18,589       1,403
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3)..........         59,771        274,770        57,283       139,941      31,095
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3).........         52,638        394,750        56,858       250,194      41,883
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3)..........          9,827         30,235         9,847        15,710       3,885
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)...........             --             --            --            --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3)..........             --             --            --            --          --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3).........             --             --            --            --          --
                                                            -----------      ---------      --------    ----------    --------
Net investment income (expense).........................       (125,360)      (729,360)     (127,504)     (424,434)    (78,266)
                                                            -----------      ---------      --------    ----------    --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................       (236,736)     2,892,428         3,551       (76,538)      5,181
  Unrealized appreciation (depreciation) on investments.       (792,293)     4,514,122       428,664    (1,852,650)   (160,894)
  Capital gain distributions............................             --             --            --       770,641          --
                                                            -----------      ---------      --------    ----------    --------
Net realized and unrealized gain (loss) on investments..     (1,029,029)     7,406,550       432,215    (1,158,547)   (155,713)
                                                            -----------      ---------      --------    ----------    --------
Increase (decrease) in net assets from operations.......    $(1,154,389)     6,677,190       304,711    (1,582,981)   (233,979)
                                                            ===========      =========      ========    ==========    ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                          AIM Variable Insurance Funds
                                                         --------------------------------------------------------------
                                                         AIM V.I. Capital  AIM V.I.   AIM V.I. New             AIM V.I.
                                                           Appreciation   Aggressive   Technology   AIM V.I.    Value
                                                               Fund       Growth Fund     Fund     Growth Fund   Fund
                                                         ---------------- ----------- ------------ ----------- --------
                                                                         Six months ended June 30, 2001
                                                         --------------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type I (note 3)...........    $      --          --           --            --         --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type II (note 3)..........           --          --           --            --         --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type III (note 3).........        1,946          --           --         1,591      8,562
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type IV (note 3)..........        1,210          --           --           167        557
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type V (note 3)...........           62           9           12            --         --
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VI (note 3)..........       21,848          --           --        17,090     48,288
  Expenses -- Mortality and expense risk charges and
   administrative expenses -- Type VII (note 3).........       10,399          --           --         8,531     17,696
                                                            ---------        ----         ----      --------   --------
Net investment income (expense).........................      (35,465)         (9)         (12)      (27,379)   (75,103)
                                                            ---------        ----         ----      --------   --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................     (103,968)       (377)        (292)     (188,656)   (69,527)
  Unrealized appreciation (depreciation) on investments.     (487,774)         82         (371)     (700,513)  (517,752)
                                                            ---------        ----         ----      --------   --------
Net realized and unrealized gain (loss) on investments..     (591,742)       (295)        (663)     (889,169)  (587,279)
                                                            ---------        ----         ----      --------   --------
Increase (decrease) in net assets from operations.......    $(627,207)       (304)        (675)     (916,548)  (662,382)
                                                            =========        ====         ====      ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                      AIM Variable Insurance Funds (continued)
                                                  -----------------------------------------------
                                                                     AIM V.I.
                                                  AIM V.I. Global   Government    AIM V.I. Growth
                                                  Utilities Fund  Securities Fund and Income Fund
                                                  --------------- --------------- ----------------
                                                    Period from     Period from     Period from
                                                  January 4, 2001 March 19, 2001  February 7, 2001
                                                    to June 30,     to June 30,     to June 30,
                                                       2001            2001             2001
                                                  --------------- --------------- ----------------
Investment income:
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type I (note 3)      $  --             --              --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type II (note
   3)............................................         --             --              --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type III (note
   3)............................................         --             --              --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type IV (note
   3)............................................         --             --              --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type V (note 3)          6              4               2
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type VI (note
   3)............................................         --             --              --
 Expenses -- Mortality and expense risk charges
   and administrative expenses -- Type VII (note
   3)............................................         --             --              --
                                                       -----            ---             ---
Net investment income (expense)..................         (6)            (4)             (2)
                                                       -----            ---             ---
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................         (1)            (1)            (22)
 Unrealized appreciation (depreciation) on
   investments...................................       (586)           (28)             (1)
                                                       -----            ---             ---
Net realized and unrealized gain (loss) on
 investments.....................................       (587)           (29)            (23)
                                                       -----            ---             ---
Increase (decrease) in net assets from operations      $(593)           (33)            (25)
                                                       =====            ===             ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                   MFS Variable Insurance Trust
                                        --------------------------------------------------
                                                       MFS
                                          MFS      Growth With      MFS
                                         Growth      Income    New Discovery      MFS
                                         Series      Series       Series     Utility Series
                                        ---------  ----------- ------------- --------------
                                                  Six months ended June 30, 2001
                                        --------------------------------------------------
Investment income:
  Income -- Ordinary dividends......... $   4,506      9,389           --        125,583
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type I (note 3).........        --         --           --             --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type II (note 3)........        --         --           --             --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type III (note 3).......     3,980      2,401        2,664          3,299
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type IV (note 3)........       359        125          164            539
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type V (note 3).........        --         --           --             --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type VI (note 3)........    33,364      9,408       13,091         15,868
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type VII (note 3).......     7,753      2,728        3,357          7,911
                                        ---------   --------      -------       --------
Net investment income (expense)........   (40,950)    (5,273)     (19,276)        97,966
                                        ---------   --------      -------       --------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss).............   (71,042)   (11,726)     (16,263)       (43,002)
  Unrealized appreciation
   (depreciation) on investments.......  (860,778)  (216,453)     (29,610)      (946,065)
  Capital gain distributions...........    54,391     51,546       83,336        330,862
                                        ---------   --------      -------       --------
Net realized and unrealized gain (loss)
 on investments........................  (877,429)  (176,633)      37,463       (658,205)
                                        ---------   --------      -------       --------
Increase (decrease) in net assets from
 operations............................ $(918,379)  (181,906)      18,187       (560,239)
                                        =========   ========      =======       ========

                                                        Dreyfus
                                        ---------------------------------------

                                        Dreyfus Investment  The Dreyfus Socially
                                        Portfolios-Emerging  Responsible Growth
                                         Markets Portfolio       Fund, Inc.
                                        ------------------- --------------------
                                                     June 30, 2001
                                        ---------------------------------------
Investment income:
  Income -- Ordinary dividends.........           --                   566
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type I (note 3).........           --                    --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type II (note 3)........           --                    --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type III (note 3).......          134                   384
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type IV (note 3)........          242                   241
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type V (note 3).........           --                    --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type VI (note 3)........        1,835                29,447
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses -- Type VII (note 3).......          267                 3,168
                                              ------              --------
Net investment income (expense)........       (2,478)              (32,674)
                                              ------              --------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss).............       (3,858)               (7,725)
  Unrealized appreciation
   (depreciation) on investments.......       12,979              (678,731)
  Capital gain distributions...........           --                    --
                                              ------              --------
Net realized and unrealized gain (loss)
 on investments........................        9,121              (686,456)
                                              ------              --------
Increase (decrease) in net assets from
 operations............................        6,643              (719,130)
                                              ======              ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                        PIMCO Variable Insurance Trust
                              --------------------------------------------------
                                              Long-Term    HighYield Total Return
                              Foreign Bond U.S. Government   Bond        Bond
                               Portfolio   Bond Portfolio  Portfolio  Portfolio
                              ------------ --------------- --------- ------------
                                        Six months ended June 30, 2001
                              --------------------------------------------------
Investment income:
 Income -- Ordinary dividends    $4,459         98,345       73,071    196,331
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type I (note 3)...........        --             --           --         --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type II (note 3)..........        --             --           --         --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type III (note 3).........       405          3,114        1,964      7,753
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type IV (note 3)..........         9          1,330          206      4,759
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type V (note 3)...........        --             --           --         --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type VI (note 3)..........       691         14,522        6,435     24,733
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type VII (note 3).........       244          7,990        3,932     13,844
                                 ------       --------     --------    -------
Net investment income
 (expense)...................     3,110         71,389       60,534    145,242
                                 ------       --------     --------    -------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....        17        (21,314)     (10,391)   (10,264)
 Unrealized appreciation
   (depreciation) on
   investments...............      (471)       (87,004)     (97,613)   (58,588)
                                 ------       --------     --------    -------
Net realized and unrealized
 gain (loss) on investments..      (454)      (108,318)    (108,004)   (68,852)
                                 ------       --------     --------    -------
Increase (decrease) in net
 assets from operations......    $2,656        (36,929)     (47,470)    76,390
                                 ======       ========     ========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                   Rydex          Alliance Variable Products
                               Variable Trust         Series Fund, Inc.
                              ---------------- -------------------------------
                                               Growth and  Premier
                                                 Income    Growth      Quasar
                                  OTC Fund     Portfolio  Portfolio   Portfolio
                              ---------------- ---------- ----------  ---------
                              Six months ended
                               June 30, 2001    Six months ended June 30, 2001
                              ---------------- -------------------------------
Investment income:
 Income -- Ordinary dividends    $      --       100,077          --        --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type I (note 3)...........           --            --          --        --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type II (note 3)..........           --            --          --        --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type III (note 3).........        1,460        12,581       5,779     1,826
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type IV (note 3)..........          344         1,956         673     1,312
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type V (note 3)...........           --            --          --        --
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type VI (note 3)..........       18,849        36,470      50,438     6,045
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses --
   Type VII (note 3).........        4,989        14,235      22,013     1,798
                                 ---------      --------  ----------   -------
Net investment income
 (expense)...................      (25,642)       34,835     (78,903)  (10,981)
                                 ---------      --------  ----------   -------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     (247,504)        8,034    (177,293)  (66,189)
 Unrealized appreciation
   (depreciation) on
   investments...............     (432,579)     (501,144) (1,898,796)  (10,393)
 Capital gain distributions..           --       775,214     809,253   117,347
                                 ---------      --------  ----------   -------
Net realized and unrealized
 gain (loss) on investments..     (680,083)      282,104  (1,266,836)   40,765
                                 ---------      --------  ----------   -------
Increase (decrease) in net
 assets from operations......    $(705,725)      316,939  (1,345,739)   29,784
                                 =========      ========  ==========   =======

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statement of Changes in Net Assets
                                  (Unaudited)

                                                                                    GE Investments Funds, Inc.
                                                           ------------------------------------------------------------------
                                                                            Money        Total                    Real Estate
                                                             S&P 500        Market       Return     International Securities
                                                            Index Fund       Fund         Fund       Equity Fund     Fund
                                                           ------------  ------------  -----------  ------------- -----------
                                                                                  Six months ended June 30, 2001
                                                           ------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)......................... $ (4,741,817)    9,117,615     (884,331)    (175,901)    (334,724)
  Net realized gain (loss)................................   (7,546,308)           --     (138,528)  (5,559,472)     883,816
  Unrealized appreciation (depreciation) on investments...  (41,447,202)           --   (3,936,073)     942,897    4,072,113
                                                           ------------  ------------  -----------   ----------   ----------
   Increase (decrease) in net assets from operations......  (53,735,327)    9,117,615   (4,958,932)  (4,792,476)   4,621,205
                                                           ------------  ------------  -----------   ----------   ----------
From capital transactions:
  Net premiums............................................   31,555,592   141,521,906    5,108,728    1,323,550    1,628,518
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................   (3,976,009)   (2,057,825)    (447,527)     (64,028)    (205,048)
   Surrenders.............................................  (23,345,330) (106,905,178)  (5,928,735)  (1,297,542)  (1,683,899)
   Cost of insurance and administrative expense (note 3)..     (318,115)     (218,520)     (58,408)     (10,829)     (22,596)
   Transfer gain (loss) and transfer fees.................     (153,946)     (209,591)     (26,339)      41,405        2,993
   Capital Contribution...................................           --            --           --           --           --
  Transfers (to) from the Guarantee Account...............   19,950,885    10,063,831    2,384,809      523,468      602,665
  Interfund transfers.....................................   (1,201,227)   44,948,114    4,830,390      606,949   (2,000,470)
                                                           ------------  ------------  -----------   ----------   ----------
   Increase (decrease) in net assets from capital
    transactions..........................................   22,511,850    87,142,737    5,862,918    1,122,973   (1,677,837)
                                                           ------------  ------------  -----------   ----------   ----------
Increase (decrease) in net assets.........................  (31,223,477)   96,260,352      903,986   (3,669,503)   2,943,368
Net assets at beginning of year...........................  690,711,476   470,420,998  123,557,997   40,402,870   69,456,939
                                                           ------------  ------------  -----------   ----------   ----------
Net assets at end of period............................... $659,487,999   566,681,350  124,461,983   36,733,367   72,400,307
                                                           ============  ============  ===========   ==========   ==========


                                                            Global
                                                            Income
                                                             Fund
                                                           ---------


Increase (decrease) in net assets
From operations:
  Net investment income (expense).........................   (23,084)
  Net realized gain (loss)................................   (35,057)
  Unrealized appreciation (depreciation) on investments...  (334,466)
                                                           ---------
   Increase (decrease) in net assets from operations......  (392,607)
                                                           ---------
From capital transactions:
  Net premiums............................................    26,741
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................    (7,784)
   Surrenders.............................................  (176,996)
   Cost of insurance and administrative expense (note 3)..      (939)
   Transfer gain (loss) and transfer fees.................      (412)
   Capital Contribution...................................        --
  Transfers (to) from the Guarantee Account...............   167,538
  Interfund transfers.....................................   247,942
                                                           ---------
   Increase (decrease) in net assets from capital
    transactions..........................................   256,090
                                                           ---------
Increase (decrease) in net assets.........................  (136,517)
Net assets at beginning of year........................... 8,676,064
                                                           ---------
Net assets at end of period............................... 8,539,547
                                                           =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                            GE Investments Funds, Inc. (continued)
                                                          --------------------------------------------------------------
                                                            Mid-Cap                               Premier
                                                             Value        Income    U.S. Equity   Growth    Value Equity
                                                          Equity Fund      Fund        Fund     Equity Fund     Fund
                                                          ------------  ----------  ----------- ----------- ------------
                                                                                Six months ended June 30, 2001
                                                          --------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........................ $   (818,699)   (466,273)   (527,800)   (550,148)    (11,694)
  Net realized gain (loss)...............................    1,664,682     172,926    (557,449) (1,256,300)     (9,085)
  Unrealized appreciation (depreciation) on investments..      548,445   1,927,021  (3,411,678) (3,001,043)   (102,027)
                                                          ------------  ----------  ----------  ----------   ---------
   Increase (decrease) in net assets from operations.....    1,394,428   1,633,674  (4,496,927) (4,807,491)   (122,806)
                                                          ------------  ----------  ----------  ----------   ---------
From capital transactions:
  Net premiums...........................................   12,965,798   1,972,945   6,818,124   7,674,766   2,944,484
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits........................................     (401,230)   (226,534)   (377,381)   (291,294)         --
   Surrenders............................................   (4,365,705) (4,297,576) (1,546,084) (2,216,544)     (6,393)
   Cost of insurance and administrative expense
    (note 3).............................................      (54,205)    (41,616)    (27,354)    (25,501)         --
   Transfer gain (loss) and transfer fees................       37,723      (5,998)     80,670      11,217      24,134
   Capital Contribution..................................      (60,748)         --          --          --          --
   Transfers (to) from the Guarantee Account.............    2,690,585   1,032,550   2,488,029   2,594,440     440,606
  Interfund transfers....................................   21,758,415  15,591,982   5,982,448   5,326,977       6,161
                                                          ------------  ----------  ----------  ----------   ---------
   Increase (decrease) in net assets from capital
    transactions.........................................   32,570,633  14,025,753  13,418,452  13,074,061   3,408,992
                                                          ------------  ----------  ----------  ----------   ---------
Increase (decrease) in net assets........................   33,965,061  15,659,427   8,921,525   8,266,570   3,286,186
Net assets at beginning of year..........................  101,375,498  56,610,178  68,103,779  67,268,930     201,271
                                                          ------------  ----------  ----------  ----------   ---------
Net assets at end of period.............................. $135,340,559  72,269,605  77,025,304  75,535,500   3,487,457
                                                          ============  ==========  ==========  ==========   =========


                                                           Small-Cap
                                                             Value
                                                          Equity Fund
                                                          -----------


Increase (decrease) in net assets
From operations:
  Net investment income (expense)........................    (14,383)
  Net realized gain (loss)...............................      6,338
  Unrealized appreciation (depreciation) on investments..    376,009
                                                           ---------
   Increase (decrease) in net assets from operations.....    367,964
                                                           ---------
From capital transactions:
  Net premiums...........................................  3,357,510
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits........................................         --
   Surrenders............................................    (15,900)
   Cost of insurance and administrative expense
    (note 3).............................................         --
   Transfer gain (loss) and transfer fees................      5,292
   Capital Contribution..................................         --
   Transfers (to) from the Guarantee Account.............    670,861
  Interfund transfers....................................    948,425
                                                           ---------
   Increase (decrease) in net assets from capital
    transactions.........................................  4,966,188
                                                           ---------
Increase (decrease) in net assets........................  5,334,152
Net assets at beginning of year..........................    239,083
                                                           ---------
Net assets at end of period..............................  5,573,235
                                                           =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statement of Changes in Net Assets
                                  (Unaudited)



                                                             Oppenheimer Variable Account Funds
                                              ---------------------------------------------------------------

                                                             Capital     Aggressive      High       Multiple
                                                 Bond      Appreciation    Growth       Income     Strategies
                                                Fund/VA      Fund/VA      Fund/VA       Fund/VA     Fund/VA
                                              -----------  ------------ ------------  -----------  ----------

                                                               Six months ended June 30, 2001
                                              ---------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)............ $ 6,413,470     (337,338)      634,051   13,199,483   2,863,525
  Net realized gain (loss)...................    (542,183)     113,945   (24,678,901)  (3,778,668)    129,291
  Unrealized appreciation (depreciation) on
   investments...............................  (1,785,470) (52,731,597) (116,138,476)  (7,762,858) (3,760,822)
  Capital gain distributions.................          --   31,705,480    41,238,549           --   4,669,828
                                              -----------  -----------  ------------  -----------  ----------
   Increase (decrease) in net assets from
    operations...............................   4,085,817  (21,249,510)  (98,944,777)   1,657,957   3,901,822
                                              -----------  -----------  ------------  -----------  ----------
From capital transactions:
  Net premiums...............................   3,037,550   13,327,534     8,566,591    2,466,160   1,979,086
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................    (557,214)  (1,173,381)   (1,067,770)    (404,571)   (209,428)
   Surrenders................................  (4,210,131) (15,215,491)  (16,703,619)  (8,860,740) (5,736,119)
   Cost of insurance and administrative
    expense (note 3).........................     (45,293)    (196,828)     (166,463)     (78,755)    (76,920)
   Transfer gain (loss) and transfer fees....      (1,179)     127,650       247,211        6,144     (26,276)
  Transfers (to) from the Guarantee Account..   1,623,788    5,243,262     4,555,085    1,466,422   1,494,824
  Interfund transfers........................   9,606,810    4,319,260   (20,654,177)   2,900,326   9,605,657
                                              -----------  -----------  ------------  -----------  ----------
   Increase (decrease) in net assets from
    capital transactions.....................   9,454,331    6,432,006   (25,223,142)  (2,505,014)  7,030,824
                                              -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets............  13,540,148  (14,817,504) (124,167,919)    (847,057) 10,932,646
Net assets at beginning of year..............  84,833,841  355,034,920   365,985,414  134,672,430  84,299,196
                                              -----------  -----------  ------------  -----------  ----------
Net assets at end of period.................. $98,373,989  340,217,416   241,817,495  133,825,373  95,231,842
                                              ===========  ===========  ============  ===========  ==========

                                               Oppenheimer Variable
                                                 Account Funds --
                                                  Class 2 Shares
                                              ---------------------
                                                         Main Street
                                                Global    Growth &
                                              Securities   Income
                                               Fund/VA     Fund/VA
                                              ---------- -----------
                                                 Six months ended
                                                  June 30, 2001
                                              ---------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)............   (11,316)    (18,551)
  Net realized gain (loss)...................   (56,646)    (21,361)
  Unrealized appreciation (depreciation) on
   investments...............................  (311,366)   (268,355)
  Capital gain distributions.................   275,501          --
                                              ---------  ----------
   Increase (decrease) in net assets from
    operations...............................  (103,827)   (308,267)
                                              ---------  ----------
From capital transactions:
  Net premiums............................... 5,394,201   6,407,448
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................      (810)    (14,417)
   Surrenders................................   (58,242)    (74,882)
   Cost of insurance and administrative
    expense (note 3).........................        --          --
   Transfer gain (loss) and transfer fees....    33,227      31,252
  Transfers (to) from the Guarantee Account.. 1,662,504   2,470,328
  Interfund transfers........................   100,259     673,960
                                              ---------  ----------
   Increase (decrease) in net assets from
    capital transactions..................... 7,131,139   9,493,689
                                              ---------  ----------
Increase (decrease) in net assets............ 7,027,312   9,185,422
Net assets at beginning of year..............   981,217   1,696,476
                                              ---------  ----------
Net assets at end of period.................. 8,008,529  10,881,898
                                              =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)


                                                                       Variable Insurance Products Fund
                                                                   ---------------------------------------
                                                                   Equity-Income   Growth       Overseas
                                                                     Portfolio    Portfolio     Portfolio
                                                                   ------------- ------------  -----------

                                                                        Six months ended June 30, 2001
                                                                   ---------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $  6,371,874    (3,641,775)   3,918,077
  Net realized gain (loss)........................................    4,675,212   (12,912,910) (13,421,204)
  Unrealized appreciation (depreciation) on investments...........  (51,918,179)  (96,068,833)  (8,567,617)
  Capital gain distributions......................................   30,207,242    42,968,241    7,145,580
                                                                   ------------  ------------  -----------
   Increase (decrease) in net assets from operations..............  (10,663,851)  (69,655,277) (10,925,164)
                                                                   ------------  ------------  -----------
From capital transactions:
  Net premiums....................................................   10,945,363    13,828,701    2,124,427
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................   (3,352,064)   (2,059,358)    (243,022)
   Surrenders.....................................................  (39,852,779)  (30,597,001)  (7,692,014)
   Cost of insurance and administrative expense (note 3)..........     (338,187)     (354,655)     (65,502)
   Transfer gain (loss) and transfer fees.........................       29,178      (159,997)     178,696
  Transfers (to) from the Guarantee Account.......................    3,855,596     9,429,781      831,416
  Interfund transfers.............................................   23,986,751   (25,271,659)   1,372,995
                                                                   ------------  ------------  -----------
   Increase (decrease) in net assets from capital transactions....   (4,726,142)  (35,184,188)  (3,493,004)
                                                                   ------------  ------------  -----------
Increase (decrease) in net assets.................................  (15,389,993) (104,839,465) (14,418,168)
Net assets at beginning of year...................................  653,526,987   664,860,747   97,871,266
                                                                   ------------  ------------  -----------
Net assets at end of period....................................... $638,136,994   560,021,282   83,453,098
                                                                   ============  ============  ===========

                                                                   Variable Insurance Products
                                                                             Fund II
                                                                   --------------------------
                                                                   Asset Manager  Contrafund
                                                                     Portfolio    Portfolio
                                                                    ------------- -----------
                                                                        Six months ended
                                                                          June 30, 2001
                                                                   --------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   12,311,343       464,860
  Net realized gain (loss)........................................   (2,941,736)   (4,092,745)
  Unrealized appreciation (depreciation) on investments...........  (29,682,716)  (66,760,529)
  Capital gain distributions......................................    5,395,185    13,516,916
                                                                    -----------   -----------
   Increase (decrease) in net assets from operations..............  (14,917,924)  (56,871,498)
                                                                    -----------   -----------
From capital transactions:
  Net premiums....................................................    2,310,013     7,572,083
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................   (1,545,006)   (1,571,333)
   Surrenders.....................................................  (34,511,390)  (19,329,052)
   Cost of insurance and administrative expense (note 3)..........     (361,231)     (227,818)
   Transfer gain (loss) and transfer fees.........................      (94,669)      140,066
  Transfers (to) from the Guarantee Account.......................    1,210,325     6,175,801
  Interfund transfers.............................................   (5,132,284)  (19,657,837)
                                                                    -----------   -----------
   Increase (decrease) in net assets from capital transactions....  (38,124,242)  (26,898,090)
                                                                    -----------   -----------
Increase (decrease) in net assets.................................  (53,042,166)  (83,769,588)
Net assets at beginning of year...................................  364,898,368   536,388,646
                                                                    -----------   -----------
Net assets at end of period.......................................  311,856,202   452,619,058
                                                                    ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                     Variable Insurance Products Fund III
                                                                   ---------------------------------------
                                                                                       Growth
                                                                       Growth &     Opportunities  Mid Cap
                                                                   Income Portfolio   Portfolio   Portfolio
                                                                   ---------------- ------------- ---------
                                                                        Six months ended June 30, 2001
                                                                   ---------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   $    780,722       (249,706)     (15)
  Net realized gain (loss)........................................     (2,337,135)    (5,459,409)     (22)
  Unrealized appreciation (depreciation) on investments...........    (13,335,307)    (2,973,335)    (259)
  Capital gain distributions......................................      5,695,008             --       --
                                                                     ------------    -----------    -----
   Increase (decrease) in net assets from operations..............     (9,196,712)    (8,682,450)    (296)
                                                                     ------------    -----------    -----
From capital transactions:
  Net premiums....................................................      5,131,488      2,406,334      685
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................       (838,344)      (281,218)      --
   Surrenders.....................................................     (4,068,743)    (2,344,651)      --
   Cost of insurance and administrative expense (note 3)..........        (64,526)       (41,879)      --
   Transfer gain (loss) and transfer fees.........................         26,188         (1,430)      11
  Transfers (to) from the Guarantee Account.......................      3,529,969        824,613       --
Interfund transfers...............................................      2,603,727    (11,025,146)   7,193
                                                                     ------------    -----------    -----
   Increase (decrease) in net assets from capital transactions....      6,319,759    (10,463,377)   7,889
                                                                     ------------    -----------    -----
Increase (decrease) in net assets.................................     (2,876,953)   (19,145,827)   7,593
Net assets at beginning of year...................................    140,982,359     87,708,927    2,278
                                                                     ------------    -----------    -----
Net assets at end of period.......................................   $138,105,406     68,563,100    9,871
                                                                     ============    ===========    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                             Variable Insurance
                                              Variable Insurance Products   Products Fund II --
                                                Fund -- Service Class 2       Service Class 2
                                             -----------------------------  --------------------
                                             Equity-Income
                                               Portfolio   Growth Portfolio Contrafund Portfolio
                                             ------------- ---------------- --------------------
                                                                              Six months ended
                                             Six months ended June 30, 2001    June 30, 2001
                                             -----------------------------  --------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...........  $   (12,320)       (53,715)           (27,723)
  Net realized gain (loss)..................      (15,827)       (89,839)           (38,639)
  Unrealized appreciation (depreciation) on
   investments..............................     (114,508)      (626,449)          (626,128)
  Capital gain distributions................      101,121        268,325            121,429
                                              -----------     ----------         ----------
   Increase (decrease) in net assets
    from operations.........................      (41,534)      (501,678)          (571,061)
                                              -----------     ----------         ----------
From capital transactions:
  Net premiums..............................   10,524,243      9,106,580          8,834,297
  Transfers (to) from the general
   account of GE Life and Annuity:
   Death benefits...........................           --         (2,025)                --
   Surrenders...............................      (77,586)       (83,355)           (93,260)
   Cost of insurance and administrative
    expense (note 3)........................           --             --                 --
   Transfer gain (loss) and transfer fees...       45,140        120,765             46,946
  Transfers (to) from the Guarantee Account.    2,340,425      2,784,796          1,882,368
  Interfund transfers.......................      461,472        136,383            130,523
                                              -----------     ----------         ----------
   Increase (decrease) in net assets from
    capital transactions....................   13,293,694     12,063,144         10,800,874
                                              -----------     ----------         ----------
Increase (decrease) in net assets...........   13,252,160     11,561,466         10,229,813
Net assets at beginning of year.............    1,659,806      3,084,578          3,340,238
                                              -----------     ----------         ----------
Net assets at end of period.................  $14,911,966     14,646,044         13,570,051
                                              ===========     ==========         ==========

                                                Variable Insurance Products
                                                Fund III -- Service Class 2
                                             --------------------------------
                                             Growth & Income
                                                Portfolio    Mid Cap Portfolio
                                             --------------- -----------------

                                              Six months ended June 30, 2001
                                             --------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...........        2,294          (62,149)
  Net realized gain (loss)..................      (33,374)          (9,693)
  Unrealized appreciation (depreciation) on
   investments..............................     (203,014)         (40,693)
  Capital gain distributions................       84,378               --
                                                ---------       ----------
   Increase (decrease) in net assets
    from operations.........................     (149,716)        (112,535)
                                                ---------       ----------
From capital transactions:
  Net premiums..............................    3,483,030        9,736,337
  Transfers (to) from the general
   account of GE Life and Annuity:
   Death benefits...........................           --          (25,445)
   Surrenders...............................      (39,401)        (123,373)
   Cost of insurance and administrative
    expense (note 3)........................           --               --
   Transfer gain (loss) and transfer fees...       16,578           52,014
  Transfers (to) from the Guarantee Account.      880,319        3,463,895
  Interfund transfers.......................      496,192          290,764
                                                ---------       ----------
   Increase (decrease) in net assets from
    capital transactions....................    4,836,718       13,394,192
                                                ---------       ----------
Increase (decrease) in net assets...........    4,687,002       13,281,657
Net assets at beginning of year.............    1,415,627        3,132,107
                                                ---------       ----------
Net assets at end of period.................    6,102,629       16,413,764
                                                =========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)



                                                                     Federated Insurance Series
                                                       ------------------------------------------------------
                                                                                                 International
                                                                                                     Small
                                                       American Leaders High Income   Utility    Company Fund
                                                           Fund II      Bond Fund II  Fund II         II
                                                       ---------------- ------------ ----------  -------------

                                                                   Six months ended June 30, 2001
                                                       ------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).....................   $    672,917     5,646,816   1,425,451       (4,558)
  Net realized gain (loss)............................         72,452    (4,559,918) (1,110,557)      42,920
  Unrealized appreciation (depreciation) on
   investments........................................     (1,667,511)     (474,289) (3,716,578)     (49,807)
  Capital gain distributions..........................        626,171            --          --           --
                                                         ------------    ----------  ----------    ---------
   Increase (decrease) in net assets from operations..       (295,971)      612,609  (3,401,684)     (11,445)
                                                         ------------    ----------  ----------    ---------
From capital transactions:
  Net premiums........................................      3,098,507     1,197,142   1,195,580      521,980
  Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits.....................................       (566,930)     (363,767)   (254,493)          --
   Surrenders.........................................     (3,918,005)   (2,083,733) (2,168,430)    (256,971)
   Cost of insurance and administrative expense
    (note 3)..........................................        (52,758)      (26,047)    (27,229)          --
   Transfer gain (loss) and transfer fees.............        (16,299)        4,613       2,861        8,728
  Transfers (to) from the Guarantee Account...........      1,289,305       741,274   1,346,036      161,222
  Interfund transfers.................................      6,222,129    (3,777,031)   (201,008)     999,684
                                                         ------------    ----------  ----------    ---------
   Increase (decrease) in net assets from capital
    transactions......................................      6,055,949    (4,307,549)   (106,683)   1,434,643
                                                         ------------    ----------  ----------    ---------
Increase (decrease) in net assets.....................      5,759,978    (3,694,940) (3,508,367)   1,423,198
Net assets at beginning of year.......................    103,866,636    61,181,949  57,607,863       87,379
                                                         ------------    ----------  ----------    ---------
Net assets at end of period...........................   $109,626,614    57,487,009  54,099,496    1,510,577
                                                         ============    ==========  ==========    =========

                                                            Federated
                                                       Insurance Series --
                                                         Service Shares
                                                       -------------------


                                                           High Income
                                                          Bond Fund II
                                                       -------------------
                                                        Six months ended
                                                          June 30, 2001
                                                       -------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).....................        116,674
  Net realized gain (loss)............................         (5,307)
  Unrealized appreciation (depreciation) on
   investments........................................       (191,670)
  Capital gain distributions..........................             --
                                                            ---------
   Increase (decrease) in net assets from operations..        (80,303)
                                                            ---------
From capital transactions:
  Net premiums........................................      2,234,707
  Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits.....................................             --
   Surrenders.........................................        (11,685)
   Cost of insurance and administrative expense
    (note 3)..........................................             --
   Transfer gain (loss) and transfer fees.............         11,259
  Transfers (to) from the Guarantee Account...........        492,895
  Interfund transfers.................................         66,729
                                                            ---------
   Increase (decrease) in net assets from capital
    transactions......................................      2,793,905
                                                            ---------
Increase (decrease) in net assets.....................      2,713,602
Net assets at beginning of year.......................        426,369
                                                            ---------
Net assets at end of period...........................      3,139,971
                                                            =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                       Alger American Fund     PBHG Insurance Series Fund, Inc.
                                                                   --------------------------  -------------------------------
                                                                       Small       LargeCap                           PBHG
                                                                   Capitalization   Growth      PBHG Large Cap      Growth II
                                                                     Portfolio     Portfolio   Growth Portfolio     Portfolio
                                                                   -------------- -----------     ---------------- -----------
                                                                        Six months ended
                                                                          June 30, 2001         Six months ended June 30, 2001
                                                                   --------------------------  -------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $   (802,868)  (1,789,480)      (375,819)         (305,325)
  Net realized gain (loss)........................................   (46,123,976) (12,089,079)    (2,987,895)      (19,527,454)
  Unrealized appreciation (depreciation) on investments...........    15,320,979  (50,689,634)    (7,663,777)        3,275,693
  Capital gain distributions......................................            --   42,682,659             --                --
                                                                    ------------  -----------     -----------      -----------
   Increase (decrease) in net assets from operations..............   (31,605,865) (21,885,534)   (11,027,491)      (16,557,086)
                                                                    ------------  -----------     -----------      -----------
From capital transactions:
  Net premiums....................................................     3,403,383    9,660,009      2,764,504         1,565,021
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................      (404,497)  (1,356,993)      (231,916)          (98,818)
   Surrenders.....................................................    (4,385,161) (12,467,806)    (1,896,224)       (1,811,211)
   Cost of insurance and administrative expense (note 3)..........       (58,157)    (159,067)       (28,152)          (25,061)
   Transfer gain (loss) and transfer fees.........................       (50,154)     (12,857)        47,772           148,734
  Transfers (to) from the Guarantee Account.......................     2,443,440    5,644,685      3,857,391         2,953,477
  Interfund transfers.............................................       360,775   (8,440,407)     2,472,857        (4,480,558)
                                                                    ------------  -----------     -----------      -----------
   Increase (decrease) in net assets from capital transactions....     1,309,629   (7,132,436)     6,986,232        (1,748,416)
                                                                    ------------  -----------     -----------      -----------
Increase (decrease) in net assets.................................   (30,296,236) (29,017,970)    (4,041,259)      (18,305,502)
Net assets at beginning of year...................................   145,612,131  370,198,150     59,874,299        58,873,927
                                                                    ------------  -----------     -----------      -----------
Net assets at end of period.......................................  $115,315,895  341,180,180     55,833,040        40,568,425
                                                                    ============  ===========     ===========      ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                     Janus Aspen Series
                                                                   ------------------------------------------------------
                                                                    Aggressive                   Worldwide
                                                                      Growth        Growth        Growth       Balanced
                                                                    Portfolio      Portfolio     Portfolio     Portfolio
                                                                   -------------  ------------  ------------  -----------
                                                                               Six months ended June 30, 2001
                                                                   ------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $  (2,882,926)   (4,937,206)   (5,854,180)  (4,325,974)
  Net realized gain (loss)........................................   (62,151,281)  (12,144,891)   (9,950,398)  (2,384,166)
  Unrealized appreciation (depreciation) on investments...........   (72,660,917)  (78,742,823) (118,287,139) (26,829,071)
  Capital gain distributions......................................            --     1,446,229     1,639,605    7,596,286
                                                                   -------------  ------------  ------------  -----------
   Increase (decrease) in net assets from operations..............  (137,695,124)  (94,378,691) (132,452,112) (25,942,925)
                                                                   -------------  ------------  ------------  -----------
From capital transactions:
  Net premiums....................................................    11,247,181    15,289,022    14,318,134   18,181,968
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................    (1,038,747)   (2,830,976)   (2,909,284)  (2,415,944)
   Surrenders.....................................................   (15,580,611)  (30,186,569)  (40,330,869) (28,577,656)
   Cost of insurance and administrative expense (note 3)..........      (180,276)     (373,505)     (440,377)    (297,544)
   Transfer gain (loss) and transfer fees.........................       184,031        72,945       269,685       35,760
  Transfers (to) from the Guarantee Account.......................     9,931,934    10,056,814    12,218,963   17,669,445
  Interfund transfers.............................................   (26,241,367)  (33,942,703)  (48,427,291)   3,283,391
                                                                   -------------  ------------  ------------  -----------
   Increase (decrease) in net assets from capital transactions....   (21,677,855)  (41,914,972)  (65,301,039)   7,879,420
                                                                   -------------  ------------  ------------  -----------
Increase (decrease) in net assets.................................  (159,372,979) (136,293,663) (197,753,151) (18,063,505)
Net assets at beginning of year...................................   509,032,232   767,048,348   945,825,823  616,840,318
                                                                   -------------  ------------  ------------  -----------
Net assets at end of period....................................... $ 349,659,253   630,754,685   748,072,672  598,776,813
                                                                   =============  ============  ============  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                     Janus Aspen Series (continued)
                                                                 -----------------------------------------------------------
                                                                 Flexible Income  International     Capital    Equity Income
                                                                    Portfolio    Growth Portfolio Appreciation   Portfolio
                                                                 --------------- ---------------- ------------ -------------
                                                                                     Six months ended June 30, 2001
                                                                 -----------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...............................   $  (539,325)     (1,630,194)    (2,832,351)       (10)
  Net realized gain (loss)......................................       188,067     (17,415,983)   (14,503,874)        (4)
  Unrealized appreciation (depreciation) on investments.........      (420,241)    (21,925,988)   (47,801,164)      (142)
  Capital gain distributions....................................     2,195,762       1,324,240      2,703,264         65
                                                                   -----------     -----------    -----------      -----
   Increase (decrease) in net assets from operations............     1,424,263     (39,647,925)   (62,434,125)       (91)
                                                                   -----------     -----------    -----------      -----
From capital transactions:
  Net premiums..................................................     2,775,721       6,788,654     10,032,285        431
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits...............................................      (645,859)       (956,098)    (1,470,562)        --
   Surrenders...................................................    (7,156,196)    (10,707,907)   (12,378,635)        --
   Cost of insurance and administrative expense (note 3)........       (86,305)       (173,427)      (209,260)        --
   Transfer gain (loss) and transfer fees.......................     4,749,124       2,688,555         11,703          5
  Transfers (to) from the Guarantee Account.....................     1,116,678       5,808,551      6,863,181         --
  Interfund transfers...........................................     6,306,467      (6,536,746)   (30,150,263)       479
                                                                   -----------     -----------    -----------      -----
   Increase (decrease) in net assets from capital transactions..     7,059,630      (3,088,418)   (27,301,551)       915
                                                                   -----------     -----------    -----------      -----
Increase (decrease) in net assets...............................     8,483,893     (42,736,343)   (89,735,676)       824
Net assets at beginning of year.................................    69,930,074     250,380,114    441,612,387        980
                                                                   -----------     -----------    -----------      -----
Net assets at end of period.....................................   $78,413,967     207,643,771    351,876,711      1,804
                                                                   ===========     ===========    ===========      =====


                                                                 High Yield
                                                                 Portfolio
                                                                 ----------


Increase (decrease) in net assets
From operations:
  Net investment income (expense)...............................       (5)
  Net realized gain (loss)......................................      (37)
  Unrealized appreciation (depreciation) on investments.........       55
  Capital gain distributions....................................       --
                                                                   ------
   Increase (decrease) in net assets from operations............       13
                                                                   ------
From capital transactions:
  Net premiums..................................................       75
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits...............................................       --
   Surrenders...................................................   (1,184)
   Cost of insurance and administrative expense (note 3)........       --
   Transfer gain (loss) and transfer fees.......................        4
  Transfers (to) from the Guarantee Account.....................       --
  Interfund transfers...........................................       --
                                                                   ------
   Increase (decrease) in net assets from capital transactions..   (1,105)
                                                                   ------
Increase (decrease) in net assets...............................   (1,092)
Net assets at beginning of year.................................    1,092
                                                                   ------
Net assets at end of period.....................................       --
                                                                   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                         Janus Aspen Series -- Service Shares
                                                                   -----------------------------------------------
                                                                   Global Life    Global    Aggressive
                                                                    Sciences    Technology    Growth     Growth
                                                                    Portfolio   Portfolio   Portfolio   Portfolio
                                                                   -----------  ----------  ----------  ----------
                                                                            Six months ended June 30, 2001
                                                                   -----------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $  (186,947)   (186,373)    (49,854)    (77,965)
  Net realized gain (loss)........................................  (2,854,146) (5,749,463)   (270,048)   (137,914)
  Unrealized appreciation (depreciation) on investments...........  (3,090,126) (2,893,910) (1,362,387) (1,186,010)
  Capital gain distributions......................................          --     152,466          --      30,785
                                                                   -----------  ----------  ----------  ----------
   Increase (decrease) in net assets from operations..............  (6,131,219) (8,677,280) (1,682,289) (1,371,104)
                                                                   -----------  ----------  ----------  ----------
From capital transactions:
  Net premiums....................................................   4,186,917   5,364,124   5,397,064   9,439,846
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................    (169,896)   (209,707)         --     (47,561)
   Surrenders.....................................................    (776,769)   (695,640)   (129,544)   (146,747)
   Cost of insurance and administrative expense (note 3)..........      (9,995)     (8,416)         --          --
   Transfer gain (loss) and transfer fees.........................       3,188      22,698      20,562          20
  Transfers (to) from the Guarantee Account.......................   2,123,253   2,689,281   2,618,528   2,673,825
  Interfund transfers.............................................  (9,152,631)  2,550,773     205,501     713,932
                                                                   -----------  ----------  ----------  ----------
   Increase (decrease) in net assets from capital transactions....  (3,795,933)  9,713,113   8,112,111  12,633,315
                                                                   -----------  ----------  ----------  ----------
Increase (decrease) in net assets.................................  (9,927,152)  1,035,833   6,429,822  11,262,211
Net assets at beginning of year...................................  38,129,287  23,714,322   3,927,018   5,352,742
                                                                   -----------  ----------  ----------  ----------
Net assets at end of period....................................... $28,202,135  24,750,155  10,356,840  16,614,953
                                                                   ===========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)


                                                                     Janus Aspen Series--Service Shares (continued)
                                                                   -------------------------------------------------
                                                                     Capital    Worldwide   International
                                                                   Appreciation  Growth        Growth     Balanced
                                                                    Portfolio   Portfolio     Portfolio   Portfolio
                                                                   ------------ ----------  ------------- ----------
                                                                             Six months ended June 30, 2001
                                                                   -------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $   (68,834)    (75,943)     (35,425)     (93,175)
  Net realized gain (loss)........................................    (109,810)   (141,168)     (81,986)     (13,490)
  Unrealized appreciation (depreciation) on investments...........  (1,250,633) (1,276,112)    (753,178)    (560,620)
  Capital gain distributions......................................      86,152      29,300       41,249      203,512
                                                                   -----------  ----------    ---------   ----------
   Increase (decrease) in net assets from operations..............  (1,343,125) (1,463,923)    (829,340)    (463,773)
                                                                   -----------  ----------    ---------   ----------
From capital transactions:
  Net premiums....................................................   7,423,764   7,884,243    4,758,136   15,179,331
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................        (786)       (788)        (724)      (2,128)
   Surrenders.....................................................    (129,441)   (117,595)     (66,879)    (174,963)
   Cost of insurance and administrative expense (note 3)..........          --          --           --           --
   Transfer gain (loss) and transfer fees.........................      31,403      19,751       18,731       83,439
  Transfers (to) from the Guarantee Account.......................   2,229,735   3,748,274    1,910,752    4,820,349
  Interfund transfers.............................................    (235,055)     78,073      229,232      789,301
                                                                   -----------  ----------    ---------   ----------
   Increase (decrease) in net assets from capital transactions....   9,319,620  11,611,958    6,849,248   20,695,329
                                                                   -----------  ----------    ---------   ----------
Increase (decrease) in net assets.................................   7,976,495  10,148,035    6,019,908   20,231,556
Net assets at beginning of year...................................   5,377,287   5,568,002    2,092,747    4,634,568
                                                                   -----------  ----------    ---------   ----------
Net assets at end of period....................................... $13,353,782  15,716,037    8,112,655   24,866,124
                                                                   ===========  ==========    =========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                       Goldman Sachs Variable
                                                                          Insurance Trust
                                                                   -----------------------------
                                                                    Growth and       Mid Cap
                                                                    Income Fund     Value Fund
                                                                    -----------     -----------
                                                                   Six months ended June 30, 200
                                                                   -----------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $  (125,360)       (729,360)
  Net realized gain (loss)........................................    (236,736)      2,892,428
  Unrealized appreciation (depreciation) on investments...........    (792,293)      4,514,122
  Capital gain distributions......................................          --              --
                                                                    -----------     -----------
   Increase (decrease) in net assets from operations..............  (1,154,389)      6,677,190
                                                                    -----------     -----------
From capital transactions:
  Net premiums....................................................   1,370,095       8,778,189
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................     (27,730)       (260,883)
   Surrenders.....................................................    (376,995)     (4,019,975)
   Cost of insurance and administrative expense (note 3)..........      (7,129)        (76,117)
   Transfer gain (loss) and transfer fees.........................         430          38,424
  Transfers (to) from the Guarantee Account.......................     396,122       1,817,665
  Interfund transfers.............................................   1,486,555      38,292,883
                                                                    -----------     -----------
   Increase (decrease) in net assets from capital transactions....   2,841,348      44,570,186
                                                                    -----------     -----------
Increase (decrease) in net assets.................................   1,686,959      51,247,376
Net assets at beginning of year...................................  16,109,204      74,142,206
                                                                    -----------     -----------
Net assets at end of period....................................... $17,796,163     125,389,582
                                                                    ===========     ===========

                                                                        Salomon Brothers Variable
                                                                            Series Fund Inc.
                                                                   ----------------------------------
                                                                   Strategic   Investors      Total
                                                                   Bond Fund     Fund      Return Fund
                                                                   ----------  ----------  -----------
                                                                     Six months ended June 30, 2001
                                                                   ----------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   (127,504)   (424,434)    (78,266)
  Net realized gain (loss)........................................      3,551     (76,538)      5,181
  Unrealized appreciation (depreciation) on investments...........    428,664  (1,852,650)   (160,894)
  Capital gain distributions......................................         --     770,641          --
                                                                   ----------  ----------  ----------
   Increase (decrease) in net assets from operations..............    304,711  (1,582,981)   (233,979)
                                                                   ----------  ----------  ----------
From capital transactions:
  Net premiums....................................................  1,652,111   6,731,177   1,638,772
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................    (11,786)   (129,445)    (22,562)
   Surrenders.....................................................   (677,173) (2,116,375)   (168,676)
   Cost of insurance and administrative expense (note 3)..........     (6,410)    (32,296)     (4,628)
   Transfer gain (loss) and transfer fees.........................        303      (8,848)     10,276
  Transfers (to) from the Guarantee Account.......................    689,295   1,305,966     372,001
  Interfund transfers.............................................  5,074,825  21,462,290   3,636,558
                                                                   ----------  ----------  ----------
   Increase (decrease) in net assets from capital transactions....  6,721,165  27,212,469   5,461,741
                                                                   ----------  ----------  ----------
Increase (decrease) in net assets.................................  7,025,876  25,629,488   5,227,762
Net assets at beginning of year................................... 13,181,698  37,463,216   7,636,739
                                                                   ----------  ----------  ----------
Net assets at end of period....................................... 20,207,574  63,092,704  12,864,501
                                                                   ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                 AIM Variable Insurance Funds
                                                                   --------------------------------------------------------
                                                                     AIM V.I.    AIM V.I.   AIM V.I.
                                                                     Capital    Aggressive    New     AIM V.I.    AIM V.I.
                                                                   Appreciation   Growth   Technology  Growth      Value
                                                                       Fund        Fund       Fund      Fund        Fund
                                                                   ------------ ---------- ---------- ---------  ----------
                                                                                Six months ended June 30, 2001
                                                                   --------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $  (35,465)      (9)       (12)     (27,379)    (75,103)
  Net realized gain (loss)........................................    (103,968)    (377)      (292)    (188,656)    (69,527)
  Unrealized appreciation (depreciation) on investments...........    (487,774)      82       (371)    (700,513)   (517,752)
  Capital gain distributions......................................          --       --         --           --          --
                                                                    ----------    -----      -----    ---------  ----------
   Increase (decrease) in net assets from operations..............    (627,207)    (304)      (675)    (916,548)   (662,382)
                                                                    ----------    -----      -----    ---------  ----------
From capital transactions:
  Net premiums....................................................   4,202,874      200        332    3,487,627  10,593,924
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................     (11,207)      --         --       (1,625)    (91,171)
   Surrenders.....................................................     (83,866)    (780)        --      (60,699)    (99,647)
   Transfer gain (loss) and transfer fees.........................      13,215        5          3        5,646      88,549
  Transfers (to) from the Guarantee Account.......................   2,235,422       --         --    1,339,427   3,198,298
  Interfund transfers.............................................     (40,381)     501        890     (265,542)    543,629
                                                                    ----------    -----      -----    ---------  ----------
   Increase (decrease) in net assets from capital transactions....   6,316,057      (74)     1,225    4,504,834  14,233,582
                                                                    ----------    -----      -----    ---------  ----------
Increase (decrease) in net assets.................................   5,688,850     (378)       550    3,588,286  13,571,200
Net assets at beginning of year...................................   2,187,617    1,266      2,100    2,038,003   4,700,197
                                                                    ----------    -----      -----    ---------  ----------
Net assets at end of period.......................................  $7,876,467      888      2,650    5,626,289  18,271,397
                                                                    ==========    =====      =====    =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                         AIM Variable Insurance Funds (continued)
                                                                   ----------------------------------------------------
                                                                       AIM V.I.
                                                                   Global Utilities AIM V.I. Government AIM V.I. Growth
                                                                         Fund         Securities Fund   and Income Fund
                                                                   ---------------- ------------------- ----------------
                                                                     Period from        Period from       Period from
                                                                   January 4, 2001    March 19, 2001    February 7, 2001
                                                                     to June 30,        to June 30,       to June 30,
                                                                         2001              2001               2001
                                                                   ---------------- ------------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................      $   (6)               (4)              (2)
  Net realized gain (loss)........................................          (1)               (1)             (22)
  Unrealized appreciation (depreciation) on investments...........        (586)              (28)              (1)
  Capital gain distributions......................................          --                --               --
                                                                        ------             -----              ---
   Increase (decrease) in net assets from operations..............        (593)              (33)             (25)
                                                                        ------             -----              ---
From capital transactions:
  Net premiums....................................................         257                --              100
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................          --                --               --
   Surrenders.....................................................          --                --               --
   Transfer gain (loss) and transfer fees.........................           2                --                1
  Transfers (to) from the Guarantee Account.......................          --                --               --
  Interfund transfers.............................................       8,253             8,012              146
                                                                        ------             -----              ---
   Increase (decrease) in net assets from capital transactions....       8,512             8,012              247
                                                                        ------             -----              ---
Increase (decrease) in net assets.................................       7,919             7,979              222
Net assets at beginning of year...................................          --                --               --
                                                                        ------             -----              ---
Net assets at end of period.......................................      $7,919             7,979              222
                                                                        ======             =====              ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                          MFS Variable Insurance Trust
                                              ----------------------------------------------------


                                                           MFS Growth
                                              MFS Growth   With Income     MFS New      MFS Utility
                                                Series       Series    Discovery Series   Series
                                              -----------  ----------- ---------------- -----------
                                                         Six months ended June 30, 2001
                                              ----------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)............ $   (40,950)     (5,273)      (19,276)        97,966
  Net realized gain (loss)...................     (71,042)    (11,726)      (16,263)       (43,002)
  Unrealized appreciation (depreciation) on
   investments...............................    (860,778)   (216,453)      (29,610)      (946,065)
  Capital gain distributions.................      54,391      51,546        83,336        330,862
                                              -----------   ---------     ---------      ---------
   Increase (decrease) in net assets from
    operations...............................    (918,379)   (181,906)       18,187       (560,239)
                                              -----------   ---------     ---------      ---------
From capital transactions:
  Net premiums...............................   6,581,855   2,957,840     3,155,218      5,298,981
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................        (705)    (16,221)           --             --
   Surrenders................................    (140,818)    (12,883)      (30,516)       (44,986)
   Transfer gain (loss) and transfer fees....      14,261      60,652         8,631          5,185
  Transfers (to) from the Guarantee
   Account...................................   1,767,950   1,062,428     1,086,708      1,932,215
  Interfund transfers........................      18,923     193,781       214,648        347,819
                                              -----------   ---------     ---------      ---------
   Increase (decrease) in net assets from
    capital transactions.....................   8,241,466   4,245,597     4,434,689      7,539,214
                                              -----------   ---------     ---------      ---------
Increase (decrease) in net assets............   7,323,087   4,063,691     4,452,876      6,978,975
Net assets at beginning of year..............   2,742,981     623,836     1,012,192      1,019,365
                                              -----------   ---------     ---------      ---------
Net assets at end of period.................. $10,066,068   4,687,527     5,465,068      7,998,340
                                              ===========   =========     =========      =========

                                                          Dreyfus
                                              ------------------------------
                                                                  The Dreyfus
                                                                   Socially
                                              Dreyfus Investment  Responsible
                                              Portfolios-Emerging   Growth
                                               Markets Portfolio  Fund, Inc.
                                              ------------------- -----------
                                              Six months ended June 30, 2001
                                              ------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)............        (2,478)         (32,674)
  Net realized gain (loss)...................        (3,858)          (7,725)
  Unrealized appreciation (depreciation) on
   investments...............................        12,979         (678,731)
  Capital gain distributions.................            --               --
                                                    -------        ---------
   Increase (decrease) in net assets from
    operations...............................         6,643         (719,130)
                                                    -------        ---------
From capital transactions:
  Net premiums...............................       461,787        4,854,191
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................            --               --
   Surrenders................................        (1,957)         (11,850)
   Transfer gain (loss) and transfer fees....           502           (1,500)
  Transfers (to) from the Guarantee
   Account...................................       100,665          436,805
  Interfund transfers........................         9,430           91,964
                                                    -------        ---------
   Increase (decrease) in net assets from
    capital transactions.....................       570,427        5,369,610
                                                    -------        ---------
Increase (decrease) in net assets............       577,070        4,650,480
Net assets at beginning of year..............       130,980          447,100
                                                    -------        ---------
Net assets at end of period..................       708,050        5,097,580
                                                    =======        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                 PIMCO Variable Insurance Trust
                                                                   ----------------------------------------------------------
                                                                                Long-Term U.S.
                                                                   Foreign Bond Government Bond High Yield Bond  Total Return
                                                                    Portfolio      Portfolio       Portfolio    Bond Portfolio
                                                                   ------------ --------------- --------------- --------------
                                                                                 Six months ended June 30, 2001
                                                                   ----------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   $  3,110         71,389          60,534         145,242
  Net realized gain (loss)........................................         17        (21,314)        (10,391)        (10,264)
  Unrealized appreciation (depreciation) on investments...........       (471)       (87,004)        (97,613)        (58,588)
  Capital gain distributions......................................         --             --              --              --
                                                                     --------      ---------       ---------      ----------
   Increase (decrease) in net assets from operations..............      2,656        (36,929)        (47,470)         76,390
                                                                     --------      ---------       ---------      ----------
From capital transactions:
  Net premiums....................................................    645,420      4,901,748       2,881,487      10,787,020
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................     (9,884)        (9,942)        (19,637)        (18,808)
   Surrenders.....................................................     (2,645)       (66,497)        (17,725)        (60,579)
   Transfer gain (loss) and transfer fees.........................     (1,634)       (20,688)        (11,820)         (1,729)
  Transfers (to) from the Guarantee Account.......................    102,443      1,642,150       1,150,741       2,801,029
  Interfund transfers.............................................     57,714        601,847          31,126       1,502,416
                                                                     --------      ---------       ---------      ----------
   Increase (decrease) in net assets from capital transactions....    791,414      7,048,618       4,014,172      15,009,349
                                                                     --------      ---------       ---------      ----------
Increase (decrease) in net assets.................................    794,070      7,011,689       3,966,702      15,085,739
Net assets at beginning of year...................................     12,536        683,178         261,113       1,565,127
                                                                     --------      ---------       ---------      ----------
Net assets at end of period.......................................   $806,606      7,694,867       4,227,815      16,650,866
                                                                     ========      =========       =========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                   Rydex Variable Trust
                                                                   --------------------

                                                                         OTC Fund
                                                                   --------------------
                                                                     Six months ended
                                                                      June 30, 2001
                                                                   --------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................      $  (25,642)
  Net realized gain (loss)........................................        (247,504)
  Unrealized appreciation (depreciation) on investments...........        (432,579)
  Capital gain distributions......................................              --
                                                                        ----------
   Increase (decrease) in net assets from operations..............        (705,725)
                                                                        ----------
From capital transactions:
  Net premiums....................................................       2,421,988
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................         (24,104)
   Surrenders.....................................................         (22,757)
   Transfer gain (loss) and transfer fees.........................         (12,830)
  Transfers (to) from the Guarantee Account.......................       1,192,430
  Interfund transfers.............................................         250,085
                                                                        ----------
   Increase (decrease) in net assets from capital transactions....       3,804,812
                                                                        ----------
Increase (decrease) in net assets.................................       3,099,087
Net assets at beginning of year...................................       2,362,470
                                                                        ----------
Net assets at end of period.......................................      $5,461,557
                                                                        ==========

                                                                     Alliance Variable Products Series Fund, Inc.
                                                                   -----------------------------------------------
                                                                      Growth and    Premier Growth
                                                                   Income Portfolio   Portfolio    Quasar Portfolio
                                                                   ---------------- -------------- ----------------

                                                                            Six months ended June 30, 2001
                                                                   -----------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................        34,835         (78,903)       (10,981)
  Net realized gain (loss)........................................         8,034        (177,293)       (66,189)
  Unrealized appreciation (depreciation) on investments...........      (501,144)     (1,898,796)       (10,393)
  Capital gain distributions......................................       775,214         809,253        117,347
                                                                      ----------      ----------      ---------
   Increase (decrease) in net assets from operations..............       316,939      (1,345,739)        29,784
                                                                      ----------      ----------      ---------
From capital transactions:
  Net premiums....................................................    16,063,352       8,789,607      1,328,818
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................          (833)        (54,518)            --
   Surrenders.....................................................      (111,274)       (119,843)       (12,591)
   Transfer gain (loss) and transfer fees.........................       157,593          26,394          8,085
  Transfers (to) from the Guarantee Account.......................     4,706,091       3,740,871        520,057
  Interfund transfers.............................................     1,110,810         (84,804)       754,084
                                                                      ----------      ----------      ---------
   Increase (decrease) in net assets from capital transactions....    21,925,739      12,297,707      2,598,453
                                                                      ----------      ----------      ---------
Increase (decrease) in net assets.................................    22,242,678      10,951,968      2,628,237
Net assets at beginning of year...................................     1,655,347       5,979,646        434,748
                                                                      ----------      ----------      ---------
Net assets at end of period.......................................    23,898,025      16,931,614      3,062,985
                                                                      ==========      ==========      =========

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                                 June 30, 2001
                                  (Unaudited)


(1)Description of Entity

   GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
(GE), a New York corporation.

   Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2)Summary of Significant Accounting Policies

  (a) Unit Classes

   There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VI units are sold under policy form P1154.

  (b) Investments

   Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2001 were:

                                    Cost of Shares Proceeds from
Fund/Portfolio                         Acquired     Shares Sold
--------------                      -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund................ $  114,037,280 $   97,390,635
 Money Market Fund.................  1,264,527,466  1,135,268,981
 Total Return Fund.................     20,367,924     15,395,986
 International Equity Fund.........     84,488,617     83,504,450
 Real Estate Securities Fund.......     37,002,470     37,356,052
 Global Income Fund................        957,670        886,865
 Mid-Cap Value Equity Fund.........     55,637,600     24,394,787
 Income Fund.......................     34,131,448     20,512,003
 U.S. Equity Fund..................     20,818,826      7,704,637
 Premier Growth Equity Fund........     27,995,838     11,188,631
 Value Equity Fund.................      3,849,918        458,888
 Small-Cap Value Equity Fund.......      5,154,997        187,754
Oppenheimer Variable Account Funds:
 Bond Fund/VA......................     34,828,795     18,871,000
 Capital Appreciation Fund/VA......     95,210,562     54,937,591
 Aggressive Growth Fund/VA.........    121,785,095    106,606,536
 High Income Fund/VA...............     39,479,986     28,610,065
 Multiple Strategies Fund/VA.......     31,439,165     16,982,891

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2)Summary of Significant Accounting Policies -- Continued

                                                         Cost of Shares Proceeds from
Fund/Portfolio                                              Acquired     Shares Sold
--------------                                           ------------   ------------
Oppenheimer Variable Account Funds -- Class 2 Shares:
 Global Securities Fund/VA..............................  $  8,061,547  $    717,594
 Main Street Growth & Income Fund/VA....................     9,770,742       351,300
Variable Insurance Products Fund:
 Equity-Income Portfolio................................   127,811,441    96,711,595
 Growth Portfolio.......................................   101,491,395    97,749,710
 Overseas Portfolio.....................................   250,471,688   253,918,966
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................    32,431,168    53,317,068
 Contrafund Portfolio...................................    50,967,515    63,940,746
Variable Insurance Products Fund III:
 Growth & Income Portfolio..............................    31,677,003    18,758,966
 Growth Opportunties Portfolio..........................    13,029,642    19,107,655
 Mid Cap Portfolio......................................         8,871           996
Variable Insurance Products Fund -- Service Class 2:
 Equity-Income Portfolio................................    13,933,455       662,886
 Growth Portfolio.......................................    12,953,237       798,252
Variable Insurance Products Fund II -- Service Class 2:
 Contrafund Portfolio...................................    11,272,677       447,011
Variable Insurance Products Fund III -- Service Class 2:
 Growth & Income Portfolio..............................     5,390,431       470,261
 Mid Cap Portfolio......................................    14,306,707       963,060
Federated Insurance Series:
 American Leaders Fund II...............................    23,756,660    16,209,733
 High Income Bond Fund II...............................    55,729,462    54,364,563
 Utility Fund II........................................    10,919,198     9,562,179
 International Small Company Fund II....................    11,657,787    10,227,587
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II...............................     3,523,538       646,806
Alger American Fund:
 Small Capitalization Portfolio.........................    76,928,293    82,650,362
 LargeCap Growth Portfolio..............................    86,250,160    52,604,848
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio........................    20,588,363    14,036,163
 PBHG Growth II Portfolio...............................    44,950,688    45,856,702
Janus Aspen Series:
 Aggressive Growth Portfolio............................    71,497,394    97,109,539
 Growth Portfolio.......................................    75,721,806   123,314,264
 Worldwide Growth Portfolio.............................   131,027,756   202,349,114
 Balanced Portfolio.....................................    89,820,964    83,330,422
 Flexible Income Portfolio..............................    25,444,986    16,842,271
 International Growth Portfolio.........................   202,568,092   222,457,917
 Capital Appreciation Portfolio.........................    44,489,758    76,875,163
 Equity Income Portfolio................................           993            23
 High Yield Portfolio...................................            75         1,186
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio.........................    18,970,898    22,578,212
 Global Technology Portfolio............................    22,723,369    13,034,493

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2)Summary of Significant Accounting Policies -- Continued

                                                          Cost of Shares Proceeds from
Fund/Portfolio                                               Acquired     Shares Sold
--------------                                            -----------    -----------
Janus Aspen Series--Service Shares -- Continued:
 Aggressive Growth Portfolio.............................  $ 9,185,821    $ 1,138,745
 Growth Portfolio........................................   14,698,726      2,136,721
 Capital Appreciation Portfolio..........................   10,134,696        858,187
 Worldwide Growth Portfolio..............................   12,439,985        895,515
 International Growth Portfolio..........................   10,734,703      3,887,213
 Balanced Portfolio......................................   22,147,856      1,497,067
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................    5,477,708      2,600,920
 Mid Cap Value Fund......................................   82,959,625     40,920,365
Salomon Brothers Variable Series Funds, Inc.:
 Strategic Bond Fund.....................................   10,243,225      3,649,875
 Investors Fund..........................................   50,594,089     18,044,320
 Total Return Fund.......................................    8,064,660      2,473,938
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund......................    6,964,293        721,715
 AIM V.I. Aggressive Growth Fund.........................          701            783
 AIM V.I. New Technology Fund............................        1,387            173
 AIM V.I. Growth Fund....................................    5,190,683        771,961
 AIM V.I. Value Fund.....................................   14,916,091        878,792
 AIM V.I. Global Utilities Fund..........................        8,525             17
 AIM V.I. Government Securities Fund.....................        8,190            180
 AIM V.I. Growth and Income Fund.........................          421            175
MFS Variable Insurance Trust:
 MFS Growth Series.......................................    8,870,294        518,112
 MFS Growth With Income Series...........................    4,470,566        219,332
 MFS New Discovery Series................................    5,019,800        726,910
 MFS Utility Series......................................    8,443,451        501,949
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Portfolio    1,113,269        580,600
 The Dreyfus Socially Responsible Growth Fund, Inc.......    5,408,227         74,282
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..................................      804,951         13,959
 Long-Term U.S. Government Bond Portfolio................    9,330,832      2,238,625
 High Yield Bond Portfolio...............................    4,597,710        537,266
 Total Return Bond Portfolio.............................   17,086,066      2,057,657
Rydex Variable Trust:
 OTC Fund................................................    4,475,734        653,775
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.............................   23,134,562        712,532
 Premier Growth Portfolio................................   14,760,954      1,550,182
 Quasar Portfolio........................................    3,680,018      1,020,966

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2)Summary of Significant Accounting Policies -- Continued

  (c) Capital Transactions

   The increase (decrease) in outstanding units for each type of unit from capital transactions for the six months or lesser period ended June 30, 2001 is as follows:

                                                                          GE Investment Funds, Inc.
                                                           -------------------------------------------------------
                                                           S&P 500     Money     Total    International Real Estate
                                                            Index      Market    Return      Equity     Securities
                                                            Fund        Fund      Fund        Fund         Fund
                                                           --------  ----------  -------  ------------- -----------
Type I Units:
Units outstanding at December 31, 2000....................  820,854   3,733,450  379,232     103,863      217,655
                                                           --------  ----------  -------     -------      -------
From capital transactions:
 Net premiums.............................................    1,582       7,963      517          --           95
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................      (80)    (14,211)    (898)         --       (2,864)
   Surrenders.............................................  (98,086) (1,855,853) (38,499)     (7,573)     (16,182)
   Cost of insurance and administrative expenses..........     (921)     (4,178)    (458)       (123)        (251)
 Transfers (to) from the Guarantee Account................     (473)    (25,736)     353         175       (1,733)
 Interfund transfers......................................   (4,616)  1,427,787   10,056     (11,049)         762
                                                           --------  ----------  -------     -------      -------
Net increase (decrease) in units from capital transactions (102,594)   (464,228) (28,929)    (18,570)     (20,173)
                                                           --------  ----------  -------     -------      -------
Units outstanding at June 30, 2001........................  718,260   3,269,222  350,303      85,293      197,482
                                                           ========  ==========  =======     =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    GE Investment Funds, Inc. (continued)
                                                                 ------------------------------------------
                                                                         Mid-Cap                     Premier
                                                                 Global   Value              U.S.    Growth
                                                                 Income  Equity    Income   Equity   Equity
                                                                  Fund    Fund      Fund     Fund     Fund
                                                                 ------  -------  --------  -------  -------
Type I Units:
Units outstanding at December 31, 2000.......................... 20,090  310,736   890,340  173,081  79,201
                                                                 ------  -------  --------  -------  ------
From capital transactions:
 Net premiums...................................................     48      603     2,823      198   2,029
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................     --       --    (1,104)      --      --
   Surrenders...................................................   (781) (52,226) (102,532)  (3,049) (9,638)
   Cost of insurance and administrative expenses................    (29)    (406)   (1,091)    (164)   (113)
 Transfers (to) from the Guarantee Account......................     --      249    (2,376)     207     205
 Interfund transfers............................................  7,538  108,379   143,598    7,136  24,396
                                                                 ------  -------  --------  -------  ------
Net increase (decrease) in units from capital transactions......  6,776   56,599    39,318    4,328  16,879
                                                                 ------  -------  --------  -------  ------
Units outstanding at June 30, 2001.............................. 26,866  367,335   929,658  177,409  96,080
                                                                 ======  =======  ========  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                        Oppenheimer Variable Account Funds
                               ----------------------------------------------------
                                          Capital    Aggressive  High      Multiple
                                Bond    Appreciation   Growth   Income    Strategies
                               Fund/VA    Fund/VA     Fund/VA   Fund/VA    Fund/VA
                               -------  ------------ ---------- --------  ----------
Type I Units:
Units outstanding at December
  31, 2000.................... 560,064    801,953    1,438,160   852,997   753,703
                               -------    -------    ---------  --------   -------
From capital transactions:
  Net premiums................     323        494        2,565     2,111       775
  Transfers (to) from the
   general account of GE Life
   and Annuity:
   Death benefits.............  (1,120)      (352)      (6,192)      (47)     (656)
   Surrenders................. (56,974)   (87,680)    (138,895) (101,761)  (80,673)
   Cost of insurance and
     administrative expenses..    (636)      (894)      (1,677)     (998)     (854)
  Transfers (to) from the
   Guarantee Account..........    (438)    (1,780)      (1,828)   (1,625)      121
  Interfund transfers.........  19,206     18,839      (73,340)   (7,544)    8,155
                               -------    -------    ---------  --------   -------
Net increase (decrease) in
  units from capital
  transactions................ (39,639)   (71,373)    (219,367) (109,864)  (73,132)
                               -------    -------    ---------  --------   -------
Units outstanding at June 30,
  2001........................ 520,425    730,580    1,218,793   743,133   680,571
                               =======    =======    =========  ========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                  Variable Insurance     Variable Insurance
                               Variable Insurance Products Fund    Products Fund II       Products Fund III
                               -------------------------------  ---------------------  ----------------------
                                Equity-                           Asset                Growth &     Growth
                                Income     Growth    Overseas    Manager    Contrafund  Income   Opportunities
                               Portfolio  Portfolio  Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
                               ---------  ---------  ---------  ----------  ---------- --------- -------------
Type I Units:
Units outstanding at December
  31, 2000.................... 3,098,226  2,537,479  1,662,419   8,822,451  1,951,596   410,164     299,397
                               ---------  ---------  ---------  ----------  ---------   -------     -------
From capital transactions:
  Net premiums................     7,041      2,695        726      12,504      2,815       617         461
  Transfers (to) from the
   general account of GE Life
   and Annuity:
   Death benefits.............   (11,868)    (8,446)    (1,392)    (32,806)    (2,687)       --          --
   Surrenders.................  (341,675)  (244,690)  (161,162)   (994,023)  (161,130)  (44,303)    (26,931)
   Cost of insurance and
     administrative expenses..    (3,460)    (2,962)    (1,767)    (11,434)    (2,159)     (487)       (329)
  Transfers (to) from the
   Guarantee Account..........    (1,799)    (2,381)      (159)     (7,595)    (2,569)     (540)       (512)
  Interfund transfers.........    14,652    (78,168)   (59,674)   (150,573)  (100,200)   13,507     (14,920)
                               ---------  ---------  ---------  ----------  ---------   -------     -------
Net increase (decrease) in
  units from capital
  transactions................  (337,109)  (333,952)  (223,428) (1,183,927)  (265,930)  (31,206)    (42,231)
                               ---------  ---------  ---------  ----------  ---------   -------     -------
Units outstanding at June 30,
  2001........................ 2,761,117  2,203,527  1,438,991   7,638,524  1,685,666   378,958     257,166
                               =========  =========  =========  ==========  =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                   PBHG Insurance Series
                                              Federated Insurance Series    Alger American Fund         Fund, Inc.
                                              --------------------------  -----------------------  --------------------
                                                        High                                         PBHG
                                              American Income                 Small      LargeCap  Large Cap     PBHG
                                              Leaders   Bond     Utility  Capitalization  Growth    Growth     Growth II
                                              Fund II  Fund II   Fund II    Portfolio    Portfolio Portfolio   Portfolio
                                              -------- --------  -------  -------------- ---------  ---------   ---------
Type I Units:
Units outstanding at December 31, 2000....... 325,517   369,429  258,971      949,219     960,901   269,115     380,451
                                              -------  --------  -------     --------     -------   -------     -------
From capital transactions:
 Net premiums................................     200     1,118      919          856       1,931       415         818
 Transfers (to) from the general account
   of GE Life and Annuity:
   Death benefits............................      --      (179)    (224)        (278)         --        --          --
   Surrenders................................ (18,604)  (13,702) (23,280)    (115,784)    (97,753)  (21,873)    (31,849)
   Cost of insurance and administrative
     expenses................................    (258)     (351)    (284)      (1,036)     (1,154)     (291)       (283)
 Transfers (to) from the Guarantee
   Account...................................   2,378        --      149          838      (3,427)    2,777          36
 Interfund transfers.........................  17,372  (120,165)  (7,493)     (29,874)     22,056   (12,295)      5,494
                                              -------  --------  -------     --------     -------   -------     -------
Net increase (decrease) in units from capital
  transactions...............................   1,088  (133,279) (30,213)    (145,278)    (78,347)  (31,267)    (25,784)
                                              -------  --------  -------     --------     -------   -------     -------
Units outstanding at June 30, 2001........... 326,605   236,150  228,758      803,941     882,554   237,848     354,667
                                              =======  ========  =======     ========     =======   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                            Janus Aspen Series
                                                           ----------------------------------------------------
                                                           Aggressive            Worldwide             Flexible
                                                             Growth    Growth     Growth    Balanced    Income
                                                           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                                                           ---------- ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at December 31, 2000.................... 1,476,739  3,339,577  3,447,311  2,250,745   384,649
                                                           ---------  ---------  ---------  ---------   -------
From capital transactions:
 Net premiums.............................................     4,395     11,409      8,199      4,189        (7)
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................    (1,655)    (7,268)    (6,909)    (6,469)      197
   Surrenders.............................................  (146,328)  (340,883)  (346,952)  (232,441)   17,348
   Cost of insurance and administrative expenses..........    (1,689)    (3,790)    (3,810)    (2,500)      142
 Transfers (to) from the Guarantee Account................    (7,695)    (6,222)    (2,699)    (1,187)      (15)
 Interfund transfers......................................  (106,777)  (124,391)  (194,122)   (31,854)   (4,380)
                                                           ---------  ---------  ---------  ---------   -------
Net increase (decrease) in units from capital transactions  (259,749)  (471,145)  (546,293)  (270,262)   13,285
                                                           ---------  ---------  ---------  ---------   -------
Units outstanding at June 30, 2001........................ 1,216,990  2,868,432  2,901,018  1,980,483   397,934
                                                           =========  =========  =========  =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Janus Aspen Series     Janus Aspen Series --
                                                                        (continued)             Service Shares
                                                                 -------------------------  ---------------------
                                                                 International   Capital    Global Life   Global
                                                                    Growth     Appreciation  Sciences   Technology
                                                                   Portfolio    Portfolio    Portfolio  Portfolio
                                                                 ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December 31, 2000..........................    914,128       853,141     320,846    192,319
                                                                   --------      --------    --------    -------
From capital transactions:
 Net premiums...................................................        305         1,910         654      5,711
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................         --            --          --         --
   Surrenders...................................................   (108,391)      (96,541)     (8,592)   (40,000)
   Cost of insurance and administrative expenses................     (1,106)         (985)       (217)    (1,389)
 Transfers (to) from the Guarantee Account......................     (3,483)         (551)         --      1,242
 Interfund transfers............................................    (91,478)      (78,053)   (121,368)     6,914
                                                                   --------      --------    --------    -------
Net increase (decrease) in units from capital transactions......   (204,153)     (174,220)   (129,523)   (27,522)
                                                                   --------      --------    --------    -------
Units outstanding at June 30, 2001..............................    709,975       678,921     191,323    164,797
                                                                   ========      ========    ========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Goldman Sachs Variable  Salomon Brothers Variable
                                                                    Insurance Trust          Series Fund Inc.
                                                                 ---------------------  --------------------------
                                                                 Growth and    Mid Cap  Strategic           Total
                                                                   Income       Value     Bond    Investors Return
                                                                    Fund        Fund      Fund      Fund     Fund
                                                                   ----------  -------  --------- --------- ------
Type I Units:
Units outstanding at December 31, 2000..........................   71,900      312,480   34,928    126,555   8,529
                                                                   -------     -------   ------    -------  ------
From capital transactions:
 Net premiums...................................................    1,045        6,314       89        902     260
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................  (13,490)     (61,330)  (3,323)   (30,361)   (325)
   Cost of insurance and administrative expenses................     (104)        (521)     (74)      (234)    (25)
 Transfers (to) from the Guarantee Account......................    1,014       (4,043)      --     (2,770)     --
 Interfund transfers............................................   13,621      327,088   41,008    137,234  29,051
                                                                   -------     -------   ------    -------  ------
Net increase (decrease) in units from capital transactions......    2,086      267,508   37,700    104,771  28,961
                                                                   -------     -------   ------    -------  ------
Units outstanding at June 30, 2001..............................   73,986      579,988   72,628    231,326  37,490
                                                                   =======     =======   ======    =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                           GE Investments Funds, Inc.
                                                           ----------------------------------------------------------
                                                            S&P 500     Money      Total     International Real Estate
                                                             Index      Market     Return       Equity     Securities
                                                             Fund        Fund       Fund         Fund         Fund
                                                           ---------  ----------  ---------  ------------- -----------
Type II Units:
Units outstanding at December 31, 2000.................... 9,120,668  12,687,487  2,034,785     908,264     1,853,612
                                                           ---------  ----------  ---------     -------     ---------
From capital transactions:
 Net premiums.............................................   173,089     786,087     33,550     (19,118)       35,591
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................   (53,462)    (67,211)   (10,274)      5,856        (7,859)
   Surrenders.............................................  (349,706) (1,980,945)   (86,902)     90,382       (59,489)
   Cost of insurance and administrative expenses..........    (5,517)     (6,401)      (860)        539          (794)
 Transfers (to) from the Guarantee Account................   311,127     465,777     46,050     (32,351)       28,208
 Interfund transfers......................................  (163,114)  3,849,658     52,319     (47,240)      (82,207)
                                                           ---------  ----------  ---------     -------     ---------
Net increase (decrease) in units from capital transactions   (87,583)  3,046,965     33,883      (1,932)      (86,550)
                                                           ---------  ----------  ---------     -------     ---------
Units outstanding at June 30, 2001........................ 9,033,085  15,734,452  2,068,668     906,332     1,767,062
                                                           =========  ==========  =========     =======     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                  GE Investments Funds, Inc. (continued)
                                                           ----------------------------------------------------
                                                                     Mid-Cap                           Premier
                                                           Global     Value                            Growth
                                                           Income    Equity     Income    U.S. Equity  Equity
                                                            Fund      Fund       Fund        Fund       Fund
                                                           -------  ---------  ---------  ----------- ---------
Type II Units:
Units outstanding at December 31, 2000.................... 301,579  3,531,824  3,035,919   2,589,497  2,128,010
                                                           -------  ---------  ---------   ---------  ---------
From capital transactions:
 Net premiums.............................................   2,657     80,005     47,280      81,087     49,820
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................    (788)   (21,169)   (10,218)    (24,709)   (12,268)
   Surrenders............................................. (17,109)  (149,764)  (226,364)    (66,605)   (79,886)
   Cost of insurance and administrative expenses..........     (65)    (2,002)    (2,271)     (1,563)    (1,267)
 Transfers (to) from the Guarantee Account................  16,967     65,141     80,706     112,281    103,270
 Interfund transfers......................................  17,243    434,252    686,691     262,951     71,229
                                                           -------  ---------  ---------   ---------  ---------
Net increase (decrease) in units from capital transactions  18,905    406,463    575,824     363,442    130,898
                                                           -------  ---------  ---------   ---------  ---------
Units outstanding at June 30, 2001........................ 320,484  3,938,287  3,611,743   2,952,939  2,258,908
                                                           =======  =========  =========   =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                      Oppenheimer Variable Account Funds
                                                           -------------------------------------------------------
                                                                        Capital    Aggressive   High      Multiple
                                                             Bond     Appreciation   Growth    Income    Strategies
                                                            Fund/VA     Fund/VA     Fund/VA    Fund/VA    Fund/VA
                                                           ---------  ------------ ---------- ---------  ----------
Type II Units:
Units outstanding at December 31, 2000.................... 2,562,480   3,655,340   3,299,098  3,134,526  1,564,417
                                                           ---------   ---------   ---------  ---------  ---------
From capital transactions:
 Net premiums.............................................    46,547      (6,419)     63,248     29,059     26,995
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.........................................   (22,524)      1,429     (12,496)   (11,809)    (5,603)
   Surrenders.............................................   (99,258)     11,280    (167,449)  (174,628)   (84,734)
   Cost of insurance and administrative expenses..........    (1,184)        160      (1,281)    (1,421)    (1,350)
 Transfers (to) from the Guarantee Account................    61,122      (6,703)     78,430     43,069     40,565
 Interfund transfers......................................   236,304        (264)   (158,213)    48,713    130,587
                                                           ---------   ---------   ---------  ---------  ---------
Net increase (decrease) in units from capital transactions   221,007        (517)   (197,761)   (67,017)   106,460
                                                           ---------   ---------   ---------  ---------  ---------
Units outstanding at June 30, 2001........................ 2,783,487   3,654,823   3,101,337  3,067,509  1,670,877
                                                           =========   =========   =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Variable Insurance      Variable Insurance
                                  Variable Insurance Products Fund    Products Fund II       Products Fund III
                                  -------------------------------  ---------------------  -----------------------
                                   Equity-                           Asset                Growth &      Growth
                                   Income     Growth    Overseas    Manager   Contrafund   Income    Opportunities
                                  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
                                  ---------  ---------  ---------  ---------  ----------  ---------  -------------
Type II Units:
Units outstanding at December 31,
  2000........................... 9,905,021  5,410,897  1,573,977  3,182,533  12,149,774  5,576,695    4,498,947
                                  ---------  ---------  ---------  ---------  ----------  ---------    ---------
From capital transactions:
 Net premiums....................    90,513     92,991     19,695     24,462      96,036     78,608       43,586
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Death benefits................   (62,752)   (22,736)    (5,987)   (20,273)    (44,115)   (34,688)     (16,222)
   Surrenders....................  (542,915)  (240,798)   (98,963)  (235,071)   (495,107)  (130,478)    (129,994)
   Cost of insurance and
     administrative expenses.....    (3,914)    (2,561)      (646)    (1,314)     (5,481)    (2,601)      (2,155)
 Transfers (to) from the
   Guarantee Account.............    73,438    140,633     27,882     44,181     181,931    153,115       58,636
 Interfund transfers.............   277,337   (203,697)   (47,265)   (36,517)   (526,364)    53,701     (475,518)
                                  ---------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease) in units
  from capital transactions......  (168,293)  (236,168)  (105,284)  (224,532)   (793,100)   117,657     (521,667)
                                  ---------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
  June 30, 2001.................. 9,736,728  5,174,729  1,468,693  2,958,001  11,356,674  5,694,352    3,977,280
                                  =========  =========  =========  =========  ==========  =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                PBHG Insurance Series
                                      Federated Insurance Series        Alger American Fund          Fund, Inc.
                                   --------------------------------  -------------------------  --------------------
                                   American      High                    Small      LargeCap    PBHG Large   PBHG
                                   Leaders    Income Bond  Utility   Capitalization  Growth     Cap Growth Growth II
                                   Fund II      Fund II    Fund II     Portfolio    Portfolio   Portfolio  Portfolio
                                   ---------  ----------- ---------  -------------- ----------  ---------- ---------
Type II Units:
Units outstanding at December 31,
  2000............................ 4,328,938   3,199,511  2,544,453    7,559,032    10,491,039  2,236,754  2,843,741
                                   ---------   ---------  ---------    ---------    ----------  ---------  ---------
From capital transactions:
 Net premiums.....................    51,518      19,216     23,238      119,557       178,482    131,951    145,482
 Transfers (to) from the general
   account of
   GE Life and Annuity:
   Death benefits.................   (27,524)    (19,831)   (15,717)     (29,186)      (41,566)   (11,105)    (9,280)
   Surrenders.....................  (140,777)    (93,656)  (104,207)    (256,948)     (397,049)   (68,341)  (111,994)
   Cost of insurance
     and administrative
     expenses.....................    (2,091)     (1,273)    (1,381)      (3,566)       (5,721)    (1,049)    (1,837)
 Transfers (to) from the
   Guarantee Account..............    45,730      25,414     84,301      193,215       223,256    181,860    277,298
 Interfund transfers..............   123,086    (224,766)   (10,698)     134,102      (349,259)   131,037   (430,797)
                                   ---------   ---------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease) in units
  from capital transactions.......    49,942    (294,896)   (24,464)     157,174      (391,857)   364,353   (131,128)
                                   ---------   ---------  ---------    ---------    ----------  ---------  ---------
Units outstanding at June 30, 2001 4,378,880   2,904,615  2,519,989    7,716,206    10,099,182  2,601,107  2,712,613
                                   =========   =========  =========    =========    ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen Series
                                                                 ---------------------------------------------
                                                                 Aggressive             Worldwide
                                                                   Growth    Growth      Growth     Balanced
                                                                 Portfolio  Portfolio   Portfolio   Portfolio
                                                                 ---------- ----------  ----------  ----------
Type II Units:
Units outstanding at December 31, 2000.......................... 7,072,505  14,437,869  15,931,243  16,570,364
                                                                 ---------  ----------  ----------  ----------
From capital transactions:
 Net premiums...................................................   124,241     160,941     158,076     690,242
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................   (19,812)    (53,713)    (60,307)   (140,940)
   Surrenders...................................................  (286,785)   (599,194)   (721,134) (1,773,750)
   Cost of insurance and administrative expenses................    (2,905)     (7,402)     (7,306)    (18,193)
 Transfers (to) from the Guarantee Account......................   309,493     305,351     296,096   1,454,794
 Interfund transfers............................................  (453,275)   (777,667)   (926,371)   (249,574)
                                                                 ---------  ----------  ----------  ----------
Net increase (decrease) in units from capital transactions......  (329,043)   (971,684) (1,260,946)    (37,421)
                                                                 ---------  ----------  ----------  ----------
Units outstanding at June 30, 2001.............................. 6,743,462  13,466,185  14,670,297  16,532,943
                                                                 =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                  Janus Aspen Series--
                                                              Janus Aspen Series (continued)         Service Shares
                                                           ------------------------------------  ---------------------
                                                           Flexible   International   Capital    Global Life   Global
                                                            Income       Growth     Appreciation  Sciences   Technology
                                                           Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                                                           ---------  ------------- ------------ ----------- ----------
Type II Units:
Units outstanding at December 31, 2000.................... 3,443,885    6,457,205    8,761,565    1,245,259  1,333,647
                                                           ---------    ---------    ---------    ---------  ---------
From capital transactions:
 Net premiums.............................................   308,209       10,155      171,759       54,315     89,474
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.........................................  (125,319)      (4,104)     (32,370)     (12,460)   (11,096)
   Surrenders.............................................  (955,662)     (38,589)    (304,350)     (42,847)   (82,059)
   Cost of insurance and administrative expenses..........   (14,446)        (737)      (5,812)        (554)      (616)
 Transfers (to) from the Guarantee Account................   205,991       27,206      254,750      116,152    214,241
 Interfund transfers......................................   846,887      (12,162)    (835,074)    (238,188)   207,680
                                                           ---------    ---------    ---------    ---------  ---------
Net increase (decrease) in units from capital transactions   265,660      (18,231)    (751,097)    (123,582)   417,624
                                                           ---------    ---------    ---------    ---------  ---------
Units outstanding at June 30, 2001........................ 3,709,545    6,438,974    8,010,468    1,121,677  1,751,271
                                                           =========    =========    =========    =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs Variable   Salomon Brothers Variable
                                  Insurance Trust           Series Fund Inc.
                               ---------------------  ----------------------------
                                 Growth       Mid
                                  and         Cap     Strategic            Total
                                 Income      Value      Bond    Investors  Return
                                  Fund       Fund       Fund      Fund      Fund
                               ---------   ---------  --------- ---------  -------
Type II Units:
Units outstanding at December
  31, 2000....................   971,475   2,769,191   556,622    775,796  272,799
                               ---------   ---------   -------  ---------  -------
From capital transactions:
  Net premiums................    36,644     142,011    53,229     60,834   32,852
  Transfers (to) from the
   general account of GE Life
   and Annuity:
   Death benefits.............        --     (14,522)   (1,074)    (5,147)  (2,042)
   Surrenders.................   (16,122)   (158,134)  (31,679)   (46,456)  (6,407)
   Cost of insurance and
     administrative expenses..      (421)     (3,708)     (411)      (563)    (265)
  Transfers (to) from the
   Guarantee Account..........    34,809     134,075    51,628     57,139   29,232
  Interfund transfers.........    64,830   1,456,423   263,635    823,751  173,035
                               ---------   ---------   -------  ---------  -------
Net increase (decrease) in
  units from capital
  transactions................   119,740   1,556,145   335,328    889,558  226,405
                               ---------   ---------   -------  ---------  -------
Units outstanding at June 30,
  2001........................ 1,091,215   4,325,336   891,950  1,665,354  499,204
                               =========   =========   =======  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                            GE Investments Funds, Inc.
                                                           -----------------------------------------------------------
                                                            S&P 500      Money      Total     International Real Estate
                                                             Index       Market     Return       Equity     Securities
                                                             Fund         Fund       Fund         Fund         Fund
                                                           ----------  ----------  ---------  ------------- -----------
Type III Units:
Units outstanding at December 31, 2000.................... 14,711,396  13,620,757  2,562,990     575,998      791,128
                                                           ----------  ----------  ---------     -------     --------
From capital transactions:
 Net premiums.............................................  1,418,435   8,087,115    276,057     104,397      138,334
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................   (127,813)    (49,220)     1,613          --       (1,325)
   Surrenders.............................................   (298,005)   (826,556)   (73,520)     (8,860)     (41,657)
   Cost of insurance and administrative expenses..........     (4,260)     (4,020)      (623)       (236)        (569)
 Transfers (to) from the Guarantee Account................    207,157    (212,348)    44,893      17,520       19,658
 Interfund transfers......................................    507,158  (2,347,774)   171,807      34,973     (133,677)
                                                           ----------  ----------  ---------     -------     --------
Net increase (decrease) in units from capital transactions  1,702,672   4,647,197    420,227     147,794      (19,236)
                                                           ----------  ----------  ---------     -------     --------
Units outstanding at June 30, 2001........................ 16,414,068  18,267,954  2,983,217     723,792      771,892
                                                           ==========  ==========  =========     =======     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                     GE Investments Funds, Inc. (continued)
                                                           ---------------------------------------------------------
                                                             Mid-Cap                              Premier    Value
                                                           Value Equity  Income    U.S. Equity Growth Equity Equity
                                                               Fund       Fund        Fund         Fund       Fund
                                                           ------------ ---------  ----------- ------------- -------
Type III Units:
Units outstanding at December 31, 2000....................  2,225,373     978,360   2,679,258    3,575,788        --
                                                            ---------   ---------   ---------    ---------   -------
From capital transactions:
 Net premiums.............................................    618,859     102,356     330,078      464,598   140,981
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.........................................     (1,501)     (8,845)     (7,287)     (11,025)       --
   Surrenders.............................................    (58,620)    (24,832)    (51,853)    (104,007)     (295)
   Cost of insurance and administrative expenses..........     (1,017)       (262)       (570)        (969)       --
 Transfers (to) from the Guarantee Account................     24,971      11,665      18,992       56,615     1,095
 Interfund transfers......................................    933,980     491,157     227,076      392,875     5,236
                                                            ---------   ---------   ---------    ---------   -------
Net increase (decrease) in units from capital transactions  1,516,672     571,239     516,436      798,087   147,017
                                                            ---------   ---------   ---------    ---------   -------
Units outstanding at June 30, 2001........................  3,742,045   1,549,599   3,195,694    4,373,875   147,017
                                                            =========   =========   =========    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                 GE Investments
                                                                  Funds, Inc.
                                                                  (continued)   Oppenheimer Variable Account Funds
                                                                 -------------- ---------------------------------
                                                                   Small-Cap                 Capital    Aggressive
                                                                  Value Equity    Bond     Appreciation   Growth
                                                                      Fund       Fund/VA     Fund/VA     Fund/VA
                                                                 -------------- ---------  ------------ ----------
Type III Units:
Units outstanding at December 31, 2000..........................         --     1,437,061   5,423,593   4,011,227
                                                                    -------     ---------   ---------   ---------
From capital transactions:
 Net premiums...................................................    150,368       160,008     561,633     408,824
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................                   (1,731)    (11,221)     (9,199)
   Surrenders...................................................       (242)      (52,403)   (140,397)    (92,301)
   Cost of insurance and administrative expenses................         --          (388)     (2,510)     (1,354)
 Transfers (to) from the Guarantee Account......................        894        24,046      47,513      61,166
 Interfund transfers............................................     45,853       338,022     176,401    (700,324)
                                                                    -------     ---------   ---------   ---------
Net increase (decrease) in units from capital transactions......    196,873       467,554     631,419    (333,188)
                                                                    -------     ---------   ---------   ---------
Units outstanding at June 30, 2001..............................    196,873     1,904,615   6,055,012   3,678,039
                                                                    =======     =========   =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                 Oppenheimer Variable     Oppenheimer Variable
                                                                     Account Funds      Account Funds -- Class 2
                                                                      (continued)                Shares
                                                                 --------------------  -------------------------
                                                                   High      Multiple    Global     Main Street
                                                                  Income    Strategies Securities Growth & Income
                                                                  Fund/VA    Fund/VA    Fund/VA       Fund/VA
                                                                 ---------  ---------- ---------- ---------------
Type III Units:
Units outstanding at December 31, 2000.......................... 1,554,884    829,485        --            --
                                                                 ---------  ---------   -------       -------
From capital transactions:
 Net premiums...................................................   129,631     66,040   273,217       263,159
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................    (4,641)      (419)       --            --
   Surrenders...................................................   (28,782)   (17,112)     (446)         (105)
   Cost of insurance and administrative expenses................      (432)      (371)       --            --
 Transfers (to) from the Guarantee Account......................    12,838     12,850     2,283         1,711
 Interfund transfers............................................   159,955    368,624     8,302        14,460
                                                                 ---------  ---------   -------       -------
Net increase (decrease) in units from capital transactions......   268,569    429,612   283,356       279,225
                                                                 ---------  ---------   -------       -------
Units outstanding at June 30, 2001.............................. 1,823,453  1,259,097   283,356       279,225
                                                                 =========  =========   =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                     Variable Insurance      Variable Insurance
                                 Variable Insurance Products Fund     Products Fund II       Products Fund III
                                 --------------------------------  ---------------------  -----------------------
                                  Equity-                            Asset                Growth &      Growth
                                  Income     Growth     Overseas    Manager   Contrafund   Income    Opportunities
                                 Portfolio  Portfolio   Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
                                 ---------  ----------  ---------  ---------  ----------  ---------  -------------
Type III Units:
Units outstanding at
  December 31, 2000............. 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542  3,872,703    2,947,260
                                 ---------  ----------  ---------  ---------  ----------  ---------    ---------
From capital transactions:
 Net premiums...................   520,512     885,057     70,639    109,224     248,537    298,614      192,202
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Death benefits...............   (13,658)    (32,063)    (5,897)    (6,814)    (19,037)   (20,404)     (13,442)
   Surrenders...................  (100,877)   (364,286)   (13,360)   (27,360)    (98,503)  (102,095)     (65,596)
   Cost of insurance and
     administrative
     expenses...................    (1,336)     (5,305)      (430)      (416)     (1,553)    (1,183)      (1,870)
 Transfers (to) from the
   Guarantee Account............    73,464     184,665     17,780     25,495      77,168     67,185       20,383
 Interfund transfers............   887,307  (1,073,326)   209,799      1,318    (191,008)   115,297     (764,411)
                                 ---------  ----------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease) in units
  from capital transactions..... 1,365,412    (405,258)   278,531    101,447      15,604    357,414     (632,734)
                                 ---------  ----------  ---------  ---------  ----------  ---------    ---------
Units outstanding at June 30,
  2001.......................... 6,507,820  12,815,279  1,313,479  1,679,571  10,062,146  4,230,117    2,314,526
                                 =========  ==========  =========  =========  ==========  =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                           Variable Insurance  Variable Insurance   Variable Insurance
                                                            Products Fund --   Products Fund II -- Products Fund III --
                                                             Service Class 2     Service Class 2      Service Class 2
                                                           ------------------  ------------------- -------------------
                                                            Equity-                                Growth &
                                                            Income    Growth       Contrafund       Income     Mid Cap
                                                           Portfolio Portfolio      Portfolio      Portfolio  Portfolio
                                                           --------- --------- -------------------  --------- ---------
Type III Units:
Units outstanding at December 31, 2000....................       --        --             --             --         --
                                                            -------   -------        -------        -------    -------
From capital transactions:
 Net premiums.............................................  525,422   359,083        356,337        162,144    381,608
 Transfers (to) from the general account of
   GE Life and Annuity:
   Surrenders.............................................   (2,405)     (585)          (595)          (228)      (467)
 Transfers (to) from the Guarantee Account................    4,329     1,596            954          1,631      3,323
 Interfund transfers......................................   30,336    38,791         10,617         11,865     12,651
                                                            -------   -------        -------        -------    -------
Net increase (decrease) in units from capital transactions  557,682   398,885        367,313        175,412    397,115
                                                            -------   -------        -------        -------    -------
Units outstanding at June 30, 2001........................  557,682   398,885        367,313        175,412    397,115
                                                            =======   =======        =======        =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                   Federated
                                                                                              Insurance Series --
                                                        Federated Insurance Series               Service Shares
                                              ----------------------------------------------  -------------------
                                              American      High                International        High
                                              Leaders    Income Bond  Utility   Small Company     Income Bond
                                              Fund II      Fund II    Fund II      Fund II          Fund II
                                              ---------  ----------- ---------  ------------- -------------------
Type III Units:
Units outstanding at December 31, 2000....... 1,783,774   1,236,512    971,234          --              --
                                              ---------   ---------  ---------     -------          ------
From capital transactions:
 Net premiums................................   164,911      85,404     87,678     116,743          13,644
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................    (2,598)     (6,416)    (2,633)         --              --
   Surrenders................................   (55,190)    (46,485)   (25,281)         --             (16)
   Cost of insurance and administrative
     expenses................................      (669)       (230)      (273)         --              --
 Transfers (to) from the Guarantee Account...    35,373      40,100     13,992          --              37
 Interfund transfers.........................   265,994     140,044      8,378        (729)            241
                                              ---------   ---------  ---------     -------          ------
Net increase (decrease) in units from capital
  transactions...............................   407,821     212,417     81,861     116,014          13,906
                                              ---------   ---------  ---------     -------          ------
Units outstanding at June 30, 2001........... 2,191,595   1,448,929  1,053,095     116,014          13,906
                                              =========   =========  =========     =======          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                       Alger American Fund             Janus Aspen Series
                                                    -------------------------  ----------------------------------
                                                        Small      LargeCap    Aggressive              Worldwide
                                                    Capitalization  Growth       Growth     Growth      Growth
                                                      Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                                    -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at December 31, 2000.............   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                                                      ---------    ----------  ----------  ----------  ----------
From capital transactions:
 Net premiums......................................     212,770       358,137     628,148   1,297,996     859,949
 Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits..................................     (12,170)      (36,920)    (37,129)   (149,292)    (59,898)
   Surrenders......................................     (51,645)     (168,689)   (226,251)   (525,885)   (296,802)
   Cost of insurance and administrative expenses...      (1,355)       (1,884)     (4,368)     (9,633)     (6,365)
 Transfers (to) from the Guarantee Account.........      55,268        95,858     122,716     250,365     243,136
 Interfund transfers...............................     (31,671)     (158,810)   (874,200) (1,256,594) (1,003,024)
                                                      ---------    ----------  ----------  ----------  ----------
Net increase (decrease) in units from capital
  transactions.....................................     171,197        87,692    (391,084)   (393,043)   (263,004)
                                                      ---------    ----------  ----------  ----------  ----------
Units outstanding at June 30, 2001.................   3,737,661    10,460,177  10,409,893  17,585,335  12,610,893
                                                      =========    ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                          Janus Aspen Series (continued)
                                                                 ------------------------------------------------
                                                                             Flexible   International   Capital
                                                                 Balanced     Income       Growth     Appreciation
                                                                 Portfolio   Portfolio    Portfolio    Portfolio
                                                                 ----------  ---------  ------------- ------------
Type III Units:
Units outstanding at December 31, 2000.......................... 14,010,497  1,350,650    4,568,600    14,448,594
                                                                 ----------  ---------    ---------    ----------
From capital transactions:
 Net premiums...................................................    794,601    117,202      364,870       474,675
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................    (60,304)    (6,260)     (12,837)      (66,820)
   Surrenders...................................................   (293,220)   (34,770)     (84,159)     (280,175)
   Cost of insurance and administrative expenses................     (3,754)      (384)      (2,127)       (5,512)
 Transfers (to) from the Guarantee Account......................    153,287     21,316       97,773       113,658
 Interfund transfers............................................    546,734    198,741     (464,593)     (711,674)
                                                                 ----------  ---------    ---------    ----------
Net increase (decrease) in units from capital transactions......  1,137,344    295,845     (101,073)     (475,848)
                                                                 ----------  ---------    ---------    ----------
Units outstanding at June 30, 2001.............................. 15,147,841  1,646,495    4,467,527    13,972,746
                                                                 ==========  =========    =========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                    Janus Aspen Series -- Service Shares
                                                                 ------------------------------------------
                                                                 Global Life   Global   Aggressive
                                                                  Sciences   Technology   Growth    Growth
                                                                  Portfolio  Portfolio  Portfolio  Portfolio
                                                                 ----------- ---------- ---------- ---------
Type III Units:
Units outstanding at December 31, 2000..........................  1,538,535  1,420,254        --         --
                                                                  ---------  ---------   -------    -------
From capital transactions:
 Net premiums...................................................    209,681    292,817   229,929    358,701
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................     (6,138)   (13,946)       --         --
   Surrenders...................................................    (23,381)     4,536      (470)      (510)
   Cost of insurance and administrative expenses................       (310)      (374)       --         --
 Transfers (to) from the Guarantee Account......................      9,469     27,272       783      1,485
 Interfund transfers............................................   (653,035)   140,975    22,653     26,909
                                                                  ---------  ---------   -------    -------
Net increase (decrease) in units from capital transactions......   (463,714)   451,280   252,895    386,585
                                                                  ---------  ---------   -------    -------
Units outstanding at June 30, 2001..............................  1,074,821  1,871,534   252,895    386,585
                                                                  =========  =========   =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                 Janus Aspen Series -- Service Shares (continued)
                                                                 -----------------------------------------------
                                                                   Capital      Worldwide  International
                                                                 Appreciation    Growth       Growth     Balanced
                                                                  Portfolio     Portfolio    Portfolio   Portfolio
                                                                    ------------  --------- ------------- --------
Type III Units:
Units outstanding at December 31, 2000..........................        --            --           --          --
                                                                    -------      -------      -------     -------
From capital transactions:
 Net premiums...................................................   242,166       297,906      203,241     578,392
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................        --            --           --          --
   Surrenders...................................................      (423)         (415)        (150)     (1,490)
   Cost of insurance and administrative expenses................        --            --           --          --
 Transfers (to) from the Guarantee Account......................       596        (1,816)         778       3,698
 Interfund transfers............................................    (1,787)       16,672         (284)     39,218
                                                                    -------      -------      -------     -------
Net increase (decrease) in units from capital transactions......   240,552       312,347      203,585     619,818
                                                                    -------      -------      -------     -------
Units outstanding at June 30, 2001..............................   240,552       312,347      203,585     619,818
                                                                    =======      =======      =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                           Goldman Sachs Variable   Salomon Brothers Variable
                                                              Insurance Trust           Series Fund Inc.
                                                           ---------------------  ----------------------------
                                                           Growth and   Mid Cap   Strategic            Total
                                                             Income      Value      Bond    Investors  Return
                                                              Fund       Fund       Fund      Fund      Fund
                                                             ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at December 31, 2000....................  644,374    2,947,576   546,314  1,815,125  391,192
                                                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums.............................................   65,336      489,345    82,723    405,623  104,031
 Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits.........................................   (1,622)      (6,244)       --     (3,843)      --
   Surrenders.............................................  (13,094)    (106,603)  (12,478)   (66,169)  (8,106)
   Cost of insurance and administrative expenses..........     (300)      (2,166)     (101)    (1,528)    (135)
 Transfers (to) from the Guarantee Account................    7,805       24,274     9,526     33,683    4,203
 Interfund transfers......................................   64,277    1,283,778   143,883    417,799  126,674
                                                             -------   ---------   -------  ---------  -------
Net increase (decrease) in units from capital transactions  122,402    1,682,384   223,553    785,565  226,667
                                                             -------   ---------   -------  ---------  -------
Units outstanding at June 30, 2001........................  766,776    4,629,960   769,867  2,600,690  617,859
                                                             =======   =========   =======  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                    AIM Variable Insurance Funds
                                                                 ---------------------------------
                                                                 AIM V.I. Capital AIM V.I. AIM V.I.
                                                                   Appreciation    Growth   Value
                                                                       Fund         Fund     Fund
                                                                 ---------------- -------- --------
Type III Units:
Units outstanding at December 31, 2000..........................          --           --       --
                                                                     -------      -------  -------
From capital transactions:
 Net premiums...................................................     120,065      123,159  462,010
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................        (163)         (37)    (714)
 Transfers (to) from the Guarantee Account......................         106          806    1,720
 Interfund transfers............................................       8,435        7,554   33,417
                                                                     -------      -------  -------
Net increase (decrease) in units from capital transactions......     128,443      131,482  496,433
                                                                     -------      -------  -------
Units outstanding at June 30, 2001..............................     128,443      131,482  496,433
                                                                     =======      =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                            MFS Variable Insurance Trust                           Dreyfus
                                 -------------------------------------------------  ------------------------------------
                                                                                          Dreyfus          The Dreyfus
                                               MFS Growth   MFS New                     Investments         Socially
                                      MFS      With Income Discovery      MFS       Portfolios-Emerging    Responsible
                                 Growth Series   Series     Series   Utility Series  Markets Portfolio  Growth Fund, Inc.
                                 ------------- ----------- --------- -------------- ------------------- -----------------
Type III Units:
Units outstanding at
  December 31, 2000.............         --           --         --          --               --                 --
                                    -------      -------    -------     -------           ------             ------
From capital transactions:
 Net premiums...................    201,653      147,171    163,679     209,633           11,474             20,594
 Transfers (to) from the general
   account of
   GE Life and Annuity:
   Surrenders...................       (208)        (124)      (159)       (302)             (31)                (5)
 Transfers (to) from the
   Guarantee Account............      1,097        1,974      1,486         470               --                702
 Interfund transfers............      4,720        7,319      5,674      11,102              321              1,894
                                    -------      -------    -------     -------           ------             ------
Net increase (decrease) in units
  from capital transactions.....    207,262      156,340    170,680     220,903           11,764             23,185
                                    -------      -------    -------     -------           ------             ------
Units outstanding at
  June 30, 2001.................    207,262      156,340    170,680     220,903           11,764             23,185
                                    =======      =======    =======     =======           ======             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                        PIMCO Variable Insurance Trust
                                                                 --------------------------------------------
                                                                                             High      Total
                                                                  Foreign     Long-Term      Yield    Return
                                                                   Bond    U.S. Government   Bond      Bond
                                                                 Portfolio Bond Portfolio  Portfolio Portfolio
                                                                 --------- --------------- --------- ---------
Type III Units:
Units outstanding at December 31, 2000..........................      --            --           --        --
                                                                  ------       -------      -------   -------
From capital transactions:
 Net premiums...................................................  35,561       173,131      102,573   490,383
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................     (16)          (59)        (137)     (723)
 Transfers (to) from the Guarantee Account......................      --           775        1,631      (854)
 Interfund transfers............................................   5,451        (3,167)      15,609   (84,932)
                                                                  ------       -------      -------   -------
Net increase (decrease) in units from capital transactions......  40,996       170,680      119,676   403,874
                                                                  ------       -------      -------   -------
Units outstanding at June 30, 2001..............................  40,996       170,680      119,676   403,874
                                                                  ======       =======      =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                Rydex
                               Variable   Alliance Variable Products
                                Trust         Series Fund, Inc.
                               -------- -----------------------------
                                        Growth and  Premier
                                 OTC      Income    Growth    Quasar
                                 Fund   Portfolio  Portfolio Portfolio
                               -------- ---------- --------- ---------
Type III Units:
Units outstanding at December
  31, 2000....................      --        --         --       --
                               -------   -------    -------   ------
From capital transactions:
  Net premiums................ 131,201   658,293    386,621   55,539
  Transfers (to) from the
   general account of GE Life
   and Annuity:
   Surrenders.................     (33)     (824)      (197)    (173)
  Transfers (to) from the
   Guarantee Account..........      10     4,136        540       29
  Interfund transfers.........  10,818    16,176     16,880    6,879
                               -------   -------    -------   ------
Net increase (decrease) in
  units from capital
  transactions................ 141,996   677,781    403,844   62,274
                               -------   -------    -------   ------
Units outstanding at June 30,
  2001........................ 141,996   677,781    403,844   62,274
                               =======   =======    =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                    GE Investments Funds, Inc.
                                              ---------------------------------------------------------------------
                                               S&P 500     Money     Total    International Real Estate   Mid-Cap
                                                Index      Market    Return      Equity     Securities  Value Equity
                                                Fund        Fund      Fund        Fund         Fund         Fund
                                              ---------  ----------  -------  ------------- ----------- ------------
Type IV Units:
Units outstanding at December 31, 2000....... 1,753,549   3,819,606  283,441      96,984       70,076     330,352
                                              ---------  ----------  -------    --------      -------     -------
From capital transactions:
 Net premiums................................   263,220   2,660,502   65,742     330,488       12,599      65,430
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................   (21,848)    (17,459)  (2,580)         --           --      (1,333)
   Surrenders................................   (88,416) (2,193,678) (20,236)   (214,520)      (3,872)    (11,376)
   Cost of insurance and administrative
     expenses................................       (32)         (4)      (3)       (127)          (1)         (7)
 Transfers (to) from the Guarantee Account...     7,102      (2,697)   5,543     (15,989)         454       2,495
 Interfund transfers.........................    62,025  (1,051,652)  44,047     (57,621)      22,719      57,819
                                              ---------  ----------  -------    --------      -------     -------
Net increase (decrease) in units from capital
  transactions...............................   222,051    (604,988)  92,513      42,231       31,899     113,028
                                              ---------  ----------  -------    --------      -------     -------
Units outstanding at June 30, 2001........... 1,975,600   3,214,618  375,954     139,215      101,975     443,380
                                              =========  ==========  =======    ========      =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                       GE Investments Funds, Inc. (continued)
                                                                ----------------------------------------------------
                                                                          U.S.       Premier    Value    Small-Cap
                                                                Income   Equity   Growth Equity Equity  Value Equity
                                                                 Fund     Fund        Fund       Fund       Fund
                                                                -------  -------  ------------- ------  ------------
Type IV Units:
Units outstanding at December 31, 2000......................... 165,406  254,245     294,786        --        --
                                                                -------  -------     -------    ------     -----
From capital transactions:
 Net premiums..................................................  26,157   21,015      44,435    14,529     4,126
 Tranfers (to) from the general account of GE Life and Annuity:
   Death benefits..............................................      --       --      (3,710)       --        --
   Surrenders.................................................. (21,452)  (6,415)    (12,003)       --        --
   Cost of insurance and administrative expenses...............      (1)      (8)        (10)       --        --
 Transfers (to) from the Guarantee Account.....................      --    1,777       3,952        --        --
 Interfund transfers...........................................  62,427    8,577      15,901    (2,189)      905
                                                                -------  -------     -------    ------     -----
Net increase (decrease) in units from capital transactions.....  67,131   24,946      48,565    12,340     5,031
                                                                -------  -------     -------    ------     -----
Units outstanding at June 30, 2001............................. 232,537  279,191     343,351    12,340     5,031
                                                                =======  =======     =======    ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                      Oppenheimer Variable                 Oppeheimer Variable Account
                                                         Account Funds                       Funds -- Class 2 Shares
                                      ---------------------------------------------------  --------------------------
                                                                                                           Main Street
                                                 Capital    Aggressive  High     Multiple    Global         Growth &
                                       Bond    Appreciation   Growth   Income   Strategies Securities        Income
                                      Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA    Fund/VA          Fund/VA
                                      -------  ------------ ---------- -------  ----------    ----------      -----------
Type IV Units:
Units outstanding at December 31,
  2000............................... 167,312    634,278      459,900  141,624   116,683         --              --
                                      -------    -------     --------  -------   -------      -------         ------
From capital transactions:
 Net premiums........................  30,953     95,130      103,790    7,544    25,300     68,853          27,929
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Death benefits....................    (723)    (2,161)      (3,214)      --        --         --              --
   Surrenders........................ (12,217)   (26,855)     (16,002) (74,475)   (7,546)    13,101            (173)
   Cost of insurance and
     administrative expenses.........      (6)       (12)         (16)     (30)       (1)        --              --
 Transfers (to) from the Guarantee
   Account...........................   1,073     11,266       15,038   68,740     1,308         --             133
 Interfund transfers.................  33,297     45,159     (163,867)  23,457    58,108    (64,345)         40,000
                                      -------    -------     --------  -------   -------      -------         ------
Net increase (decrease) in units from
  capital transactions...............  52,377    122,527      (64,271)  25,236    77,169     17,609          67,889
                                      -------    -------     --------  -------   -------      -------         ------
Units outstanding at June 30, 2001... 219,689    756,805      395,629  166,860   193,852     17,609          67,889
                                      =======    =======     ========  =======   =======      =======         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                            Variable Insurance        Variable Insurance    Variable Insurance
                                              Products Fund            Products Fund II      Products Fund III
                                      -----------------------------  -------------------  ----------------------
                                       Equity-                         Asset              Growth &     Growth
                                       Income    Growth    Overseas   Manager  Contrafund  Income   Opportunities
                                      Portfolio Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
                                      --------- ---------  --------- --------- ---------- --------- -------------
Type IV Units:
Units outstanding at December 31,
  2000...............................  557,714  1,122,676   167,898   212,496  1,214,744   513,093     236,293
                                      --------  ---------  --------   -------  ---------   -------     -------
From capital transactions:
 Net premiums........................ (233,326)    88,449   123,897    15,853     96,228    88,502      75,516
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Death benefits....................   (4,187)    (3,867)     (926)   (1,642)    (3,359)   (3,209)         --
   Surrenders........................  (72,075)   (24,801) (134,183)   (3,531)   (39,483)  (13,342)     (7,859)
   Cost of insurance and
     administrative expenses.........      (34)       (22)       (4)       (1)       (25)       (7)         (6)
 Transfers (to) from the Guarantee
   Account...........................    8,001     15,804        29      (522)    23,149    21,207         902
 Interfund transfers.................  560,463    (44,549)  260,382     5,685     (3,100)   36,092      (9,701)
                                      --------  ---------  --------   -------  ---------   -------     -------
Net increase (decrease) in units from
  capital transactions...............  258,842     31,014   249,195    15,842     73,410   129,243      58,852
                                      --------  ---------  --------   -------  ---------   -------     -------
Units outstanding at June 30, 2001...  816,556  1,153,690   417,093   228,338  1,288,154   642,336     295,145
                                      ========  =========  ========   =======  =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                             Variable Insurance    Variable Insurance   Variable Insurance
                                                              Products Fund --     Products Fund II -- Products Fund III --
                                                               Service Class 2       Service Class 2     Service Class 2
                                                           ----------------------  ------------------- -------------------
                                                                                                       Growth &
                                                           Equity-Income  Growth       Contrafund       Income     Mid Cap
                                                             Portfolio   Portfolio      Portfolio      Portfolio  Portfolio
                                                           ------------- --------- -------------------   --------- --------
Type IV Units:
Units outstanding at December 31, 2000....................        --          --             --             --         --
                                                              ------      ------         ------          ------    ------
From capital transactions:
 Net premiums.............................................    23,272      45,719         59,991          6,640     25,377
 Transfers (to) from the general account of GE Life and
   Annuity:
   Surrenders.............................................       (43)       (148)           316            (16)        (7)
 Transfers (to) from the Guarantee Account................       122         796             --             --        879
 Interfund transfers......................................     6,503         236         (7,647)        28,953      2,056
                                                              ------      ------         ------          ------    ------
Net increase (decrease) in units from capital transactions    29,854      46,603         52,660         35,577     28,305
                                                              ------      ------         ------          ------    ------
Units outstanding at June 30, 2001........................    29,854      46,603         52,660         35,577     28,305
                                                              ======      ======         ======          ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                     Federated
                                                                                                Insurance Series --
                                                            Federated Insurance Series            Service Shares
                                                    ------------------------------------------  -------------------
                                                    American    High              International        High
                                                    Leaders  Income Bond Utility  Small Company     Income Bond
                                                    Fund II    Fund II   Fund II     Fund II          Fund II
                                                    -------- ----------- -------  ------------- -------------------
Type IV Units:
Units outstanding at December 31, 2000............. 243,347    124,964   107,356         --                --
                                                    -------    -------   -------     ------           -------
From capital transactions:
 Net premiums...................................... (81,321)    55,841       366      2,024           105,366
 Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits.................................. (13,010)    (5,199)       --         --                --
   Surrenders...................................... (94,606)   (38,705)     (399)    (3,143)              397
   Cost of insurance and administrative expenses...     (17)        (4)       --         --                --
 Transfers (to) from the Guarantee Account.........   2,007     (3,027)       --         --                --
 Interfund transfers............................... 270,875     (2,869)       24     11,704               211
                                                    -------    -------   -------     ------           -------
Net increase (decrease) in units from capital
  transactions.....................................  83,928      6,037        (9)    10,585           105,974
                                                    -------    -------   -------     ------           -------
Units outstanding at June 30, 2001................. 327,275    131,001   107,347     10,585           105,974
                                                    =======    =======   =======     ======           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                              Alger American Fund           Janus Aspen Series
                                                           ------------------------  -------------------------------
                                                               Small      LargeCap   Aggressive            Worldwide
                                                           Capitalization  Growth      Growth    Growth     Growth
                                                             Portfolio    Portfolio  Portfolio  Portfolio  Portfolio
                                                           -------------- ---------  ---------- ---------  ---------
Type IV Units:
Units outstanding at December 31, 2000....................      537,277   1,392,041  1,417,961  2,092,272  1,684,062
                                                             ----------   ---------  ---------  ---------  ---------
From capital transactions:
 Net premiums.............................................   (1,238,053)     67,681    220,438   (217,174)   104,711
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................        8,894      (2,503)    (8,370)    19,741     (6,748)
   Surrenders.............................................      417,014     (32,808)   (83,575)   118,979    (48,526)
   Cost of insurance and administrative expenses..........          307         (17)      (103)        74        (42)
 Transfers (to) from the Guarantee Account................      (59,137)      6,208     10,345    (44,998)     9,886
 Interfund transfers......................................      835,061         929   (202,816)   112,705    (96,943)
                                                             ----------   ---------  ---------  ---------  ---------
Net increase (decrease) in units from capital transactions      (35,914)     39,490    (64,081)   (10,673)   (37,662)
                                                             ----------   ---------  ---------  ---------  ---------
Units outstanding at June 30, 2001........................      501,363   1,431,531  1,353,880  2,081,599  1,646,400
                                                             ==========   =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series (continued)
                                                                 ----------------------------------------------
                                                                            Flexible  International   Capital
                                                                 Balanced    Income      Growth     Appreciation
                                                                 Portfolio  Portfolio   Portfolio    Portfolio
                                                                 ---------  --------- ------------- ------------
Type IV Units:
Units outstanding at December 31, 2000.......................... 1,437,590   191,005      885,554    1,575,700
                                                                 ---------   -------    ---------    ---------
From capital transactions:
 Net premiums...................................................   128,920    19,374      137,680      138,257
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................   (55,524)   (1,240)     (10,823)      (6,469)
   Surrenders...................................................  (631,361)  (20,850)     (90,525)     (55,860)
   Cost of insurance and administrative expenses................      (258)       (2)         (37)         (46)
 Transfers (to) from the Guarantee Account......................   161,574       305       12,581        2,824
 Interfund transfers............................................   553,587    (7,005)     210,525     (266,408)
                                                                 ---------   -------    ---------    ---------
Net increase (decrease) in units from capital transactions......   156,938    (9,418)     259,401     (187,702)
                                                                 ---------   -------    ---------    ---------
Units outstanding at June 30, 2001.............................. 1,594,528   181,587    1,144,955    1,387,998
                                                                 =========   =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    Janus Aspen Series -- Service Shares
                                                                 ------------------------------------------
                                                                 Global Life   Global   Aggressive
                                                                  Sciences   Technology   Growth    Growth
                                                                  Portfolio  Portfolio  Portfolio  Portfolio
                                                                 ----------- ---------- ---------- ---------
Type IV Units:
Units outstanding at December 31, 2000..........................    97,759    222,133         --        --
                                                                   -------    -------    -------    ------
From capital transactions:
 Net premiums...................................................    17,353     35,212     64,048    67,579
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................        --     (4,943)        --        --
   Surrenders...................................................    (3,790)    (4,585)     2,542      (399)
   Cost of insurance and administrative expenses................        (3)        (1)        --        --
 Transfers (to) from the Guarantee Account......................       152      5,972     (1,374)       --
 Interfund transfers............................................    66,905      1,633    (31,085)    3,557
                                                                   -------    -------    -------    ------
Net increase (decrease) in units from capital transactions......    80,617     33,288     34,131    70,737
                                                                   -------    -------    -------    ------
Units outstanding at June 30, 2001..............................   178,376    255,421     34,131    70,737
                                                                   =======    =======    =======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Janus Aspen Series -- Service Shares (continued)
                                                                 -----------------------------------------------
                                                                   Capital      Worldwide   International
                                                                 Appreciation    Growth        Growth     Balanced
                                                                  Portfolio     Portfolio     Portfolio   Portfolio
                                                                    ------------   --------- ------------- --------
Type IV Units:
Units outstanding at December 31, 2000..........................        --           --            --          --
                                                                    ------        ------       ------      ------
From capital transactions:
 Net premiums...................................................    47,722       29,288        27,886      68,091
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................        --           --            --          --
   Surrenders...................................................      (358)        (231)         (237)       (219)
   Cost of insurance and administrative expenses................        --           --            --          --
 Transfers (to) from the Guarantee Account......................        --          187            --          --
 Interfund transfers............................................        --        1,956         7,682      20,653
                                                                    ------        ------       ------      ------
Net increase (decrease) in units from capital transactions......    47,364       31,200        35,331      88,525
                                                                    ------        ------       ------      ------
Units outstanding at June 30, 2001..............................    47,364       31,200        35,331      88,525
                                                                    ======        ======       ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Goldman Sachs Variable  Salomon Brothers Variable
                                                                    Insurance Trust          Series Fund Inc.
                                                                 ---------------------  --------------------------
                                                                 Growth and    Mid Cap  Strategic           Total
                                                                   Income       Value     Bond    Investors Return
                                                                    Fund        Fund      Fund      Fund     Fund
                                                                   ----------  -------  --------- --------- ------
Type IV Units:
Units outstanding at December 31, 2000..........................   86,719      237,882   108,469   100,680  33,720
                                                                   -------     -------   -------   -------  ------
From capital transactions:
 Net premiums...................................................   51,989       50,738    17,101    45,765  18,556
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................   (1,515)      (1,304)       --        --      --
   Surrenders...................................................   (4,111)     (12,945)  (14,973)   (4,801)   (948)
   Cost of insurance and administrative expenses................       (6)          (5)       --        (5)     --
 Transfers (to) from the Guarantee Account......................    1,270        3,488     1,971     2,559     503
 Interfund transfers............................................   28,831      109,178    17,883    96,005   7,401
                                                                   -------     -------   -------   -------  ------
Net increase (decrease) in units from capital transactions......   76,458      149,150    21,982   139,523  25,512
                                                                   -------     -------   -------   -------  ------
Units outstanding at June 30, 2001..............................  163,177      387,032   130,451   240,203  59,232
                                                                   =======     =======   =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    AIM Variable Insurance Funds
                                                                 ---------------------------------
                                                                 AIM V.I. Capital AIM V.I. AIM V.I.
                                                                   Appreciation    Growth   Value
                                                                       Fund         Fund     Fund
                                                                 ---------------- -------- --------
Type IV Units:
Units outstanding at December 31, 2000..........................          --          --        --
                                                                      ------       -----    ------
From capital transactions:
 Net premiums...................................................      40,133       9,074    43,938
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................        (115)        (50)     (294)
 Transfers (to) from the Guarantee Account......................         197          --        --
 Interfund transfers............................................         189          --       305
                                                                      ------       -----    ------
Net increase (decrease) in units from capital transactions......      40,404       9,024    43,949
                                                                      ------       -----    ------
Units outstanding at June 30, 2001..............................      40,404       9,024    43,949
                                                                      ======       =====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 MFS Variable Insurance Trust             Dreyfus
                                                           ----------------------------------------  -----------------
                                                                       MFS                              The Dreyfus
                                                            MFS      Growth         MFS        MFS       Socially
                                                           Growth  With Income New Discovery Utility    Responsible
                                                           Series    Series       Series     Series  Growth Fund, Inc.
                                                           ------  ----------- ------------- ------- -----------------
Type IV Units:
Units outstanding at December 31, 2000....................     --        --           --         --           --
From capital transactions:
 Net premiums............................................. 20,218     7,343        3,112     25,949        7,299
 Transfers (to) from the general account of GE Life and
   Annuity:
   Surrenders.............................................    (90)      (25)          (2)        (4)          --
 Transfers (to) from the Guarantee Account................    197        --           --         --           --
 Interfund transfers......................................  3,804        --          125      4,968           --
                                                           ------     -----        -----     ------        -----
Net increase (decrease) in units from capital transactions 24,129     7,318        3,235     30,913        7,299
                                                           ------     -----        -----     ------        -----
Units outstanding at June 30, 2001........................ 24,129     7,318        3,235     30,913        7,299
                                                           ======     =====        =====     ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                          PIMCO Variable Insurance Trust
                                                                 ------------------------------------------------
                                                                  Foreign  Long-Term U.S.  High Yield Total Return
                                                                   Bond    Government Bond    Bond        Bond
                                                                 Portfolio    Portfolio    Portfolio   Portfolio
                                                                 --------- --------------- ---------- ------------
Type IV Units:
Units outstanding at December 31, 2000..........................     --            --           --           --
                                                                    ---        ------        -----      -------
From capital transactions:
 Net premiums...................................................    999        44,912        8,165       40,256
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................     --          (113)        (213)        (282)
 Interfund transfers............................................     --        (5,112)         330      125,387
                                                                    ---        ------        -----      -------
Net increase (decrease) in units from capital transactions......    999        39,687        8,282      165,361
                                                                    ---        ------        -----      -------
Units outstanding at June 30, 2001..............................    999        39,687        8,282      165,361
                                                                    ===        ======        =====      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Rydex Variable Alliance Variable Products Series
                                                                     Trust                 Fund, Inc.
                                                                 -------------- --------------------------------
                                                                                Growth and     Premier
                                                                                  Income       Growth      Quasar
                                                                    OTC Fund    Portfolio     Portfolio   Portfolio
                                                                 --------------   ----------    ---------   ---------
Type IV Units:
Units outstanding at December 31, 2000..........................         --           --           --          --
                                                                     ------       ------        ------      ------
From capital transactions:
 Net premiums...................................................     14,243       96,559       50,734       2,694
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................        (98)        (417)        (629)       (317)
 Interfund transfers............................................        164        1,405           --      56,509
                                                                     ------       ------        ------      ------
Net increase (decrease) in units from capital transactions......     14,309       97,547       50,105      58,886
                                                                     ------       ------        ------      ------
Units outstanding at June 30, 2001..............................     14,309       97,547       50,105      58,886
                                                                     ======       ======        ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                             GE Investments Funds, Inc.
                                      -------------------------------------------------------------------------
                                      S&P 500   Money      Total  Real Estate   Mid-Cap              Premier
                                       Index    Market     Return Securities  Value Equity Income Growth Equity
                                       Fund      Fund       Fund     Fund         Fund      Fund      Fund
                                      ------- -----------  ------ ----------- ------------ ------ -------------
Type V Units:
Units outstanding at December 31,
  2000...............................  2,155   10,156,142    --       109          --        --        --
                                       -----  -----------   ---       ---         ---       ---        --
From capital transactions:
 Net premiums........................    246      278,473    --        14           3         9        --
 Transfers (to) from the general
   account of GE Life and Annuity:
   Surrenders........................     --  (10,151,957)   --        --          --        --        --
   Interfund transfers...............     88      (58,105)  766        94         681       527        88
                                       -----  -----------   ---       ---         ---       ---        --
Net increase (decrease) in units from
  capital transactions...............    334   (9,931,589)  766       108         684       536        88
                                       -----  -----------   ---       ---         ---       ---        --
Units outstanding at June 30, 2001...  2,489      224,553   766       217         684       536        88
                                       =====  ===========   ===       ===         ===       ===        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                         Variable Insurance Products
                                                  Fund III                                 Janus Aspen Series
                                      --------------------------------- -------------------------------------------------------
                                      Growth &     Growth               Flexible  International   Capital     Equity     High
                                       Income   Opportunities  Mid Cap   Income      Growth     Appreciation  Income     Yield
                                      Portfolio   Portfolio   Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                                      --------- ------------- --------- --------- ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December 31,
  2000...............................   1,952       2,112        207        --         392         2,683        104       111
                                        -----       -----        ---       ---         ---         -----        ---      ----
From capital transactions:
 Net premiums........................      67          92         65        --          28           377         48         8
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Surrenders........................      --          --         --        --          --          (431)        --      (119)
 Interfund transfers.................      34          --        684       878          13            12         53        --
                                        -----       -----        ---       ---         ---         -----        ---      ----
Net increase (decrease) in units from
  capital transactions...............     101          92        749       878          41           (42)       101      (111)
                                        -----       -----        ---       ---         ---         -----        ---      ----
Units outstanding at June 30, 2001...   2,053       2,204        956       878         433         2,641        205        --
                                        =====       =====        ===       ===         ===         =====        ===      ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 AIM Variable Insurance Funds
                                              ------------------------------------------------------------------
                                                Capital    Aggressive    New      Global   Government Growth and
                                              Appreciation   Growth   Technology Utilities Securities   Income
                                                  Fund        Fund       Fund      Fund       Fund       Fund
                                              ------------ ---------- ---------- --------- ---------- ----------
Type V Units:
Units outstanding at December 31, 2000.......    2,185         136       314         --        --         --
                                                 -----        ----       ---        ---       ---         --
From capital transactions:
 Net premiums................................      150
 Transfers (to) from the general account of
   GE Life and Annuity:
   Surrenders................................       --        (244)       --         --        --         --
   Interfund transfers.......................      (16)        157       235        916       750         17
                                                 -----        ----       ---        ---       ---         --
Net increase (decrease) in units from capital
  transactions...............................      134         (25)      323        945       750         28
                                                 -----        ----       ---        ---       ---         --
Units outstanding at June 30, 2001...........    2,319         111       637        945       750         28
                                                 =====        ====       ===        ===       ===         ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                GE Investments Funds, Inc.
                                      ------------------------------------------------------------------------------
                                       S&P 500    Money       Mid-Cap     U.S.       Premier    Value     Small-Cap
                                        Index     Market    Value Equity Equity   Growth Equity Equity   Value Equity
                                        Fund       Fund         Fund      Fund        Fund       Fund        Fund
                                      ---------  ---------  ------------ -------  ------------- -------  ------------
Type VI Units:
Units outstanding at December 31,
  2000...............................   306,192    279,223     31,009     30,567      56,621     16,212     16,880
                                      ---------  ---------    -------    -------     -------    -------    -------
From capital transactions:
 Net premiums........................   653,399    936,582    226,498    128,919     150,593    113,723    105,877
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Death benefits....................   (25,585)        --       (270)        --          --         --         --
   Surrenders........................    (7,010)   (16,448)    (1,425)    (5,486)       (730)      (299)      (962)
 Transfers (to) from the Guarantee
   Account...........................   440,377    451,086     82,609     62,114      63,197     26,391     47,447
 Interfund transfers.................    14,489   (433,584)    24,805     10,269       1,700     (5,063)    36,768
                                      ---------  ---------    -------    -------     -------    -------    -------
Net increase (decrease) in units from
  capital transactions............... 1,075,670    937,636    332,217    195,816     214,760    134,752    189,130
                                      ---------  ---------    -------    -------     -------    -------    -------
Units outstanding at June 30, 2001... 1,381,862  1,216,859    363,226    226,383     271,381    150,964    206,010
                                      =========  =========    =======    =======     =======    =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                            Oppenheimer Variable   Variable Insurance  Variable Insurance
                                                              Account Funds --      Products Fund --   Products Fund II --
                                                               Class 2 Shares        Service Class 2     Service Class 2
                                                           ---------------------  -------------------  -------------------
                                                                      Main Street
                                                             Global    Growth &    Equity-
                                                           Securities   Income     Income    Growth        Contrafund
                                                            Fund/VA     Fund/VA   Portfolio Portfolio       Portfolio
                                                           ---------- ----------- --------- ---------  -------------------
Type VI Units:
Units outstanding at December 31, 2000....................   68,997     114,394    109,912    306,801        211,423
                                                            -------     -------    -------  ---------        -------
From capital transactions:
 Net premiums.............................................  260,890     319,696    326,211    568,781        466,499
 Transfers (to) from the general account of
   GE Life and Annuity:
   Surrenders.............................................   (5,778)     (6,587)    (3,662)    (8,417)        (7,350)
 Transfers (to) from the Guarantee Account................  165,981     211,897    147,841    283,353        157,845
 Interfund transfers......................................    2,063       6,553      8,113    (28,078)         1,341
                                                            -------     -------    -------  ---------        -------
Net increase (decrease) in units from capital transactions  423,156     631,559    478,503    815,639        618,335
                                                            -------     -------    -------  ---------        -------
Units outstanding at June 30, 2001........................  492,153     645,953    588,415  1,122,440        829,758
                                                            =======     =======    =======  =========        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                    Federated
                                                                                                    Insurance
                                                                  Variable Insurance    Federated   Series --
                                                                 Products Fund III --   Insurance    Service
                                                                    Service Class 2      Series      Shares
                                                                 -------------------  ------------- ---------
                                                                                      International   High
                                                                 Growth &                 Small      Income
                                                                  Income    Mid Cap      Company    Bond Fund
                                                                 Portfolio Portfolio     Fund II       II
                                                                 --------- ---------  ------------- ---------
Type VI Units:
Units outstanding at December 31, 2000..........................   53,009    243,434      6,644       33,278
                                                                  -------  ---------     ------      -------
From capital transactions:
 Net premiums...................................................  152,012    501,570     19,820       57,766
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................   (1,883)   (11,591)      (872)        (581)
 Transfers (to) from the Guarantee Account......................   62,589    270,926     21,498       27,437
 Interfund transfers............................................   10,157     19,734      9,274       (1,054)
                                                                  -------  ---------     ------      -------
Net increase (decrease) in units from capital transactions......  222,875    780,639     49,720       93,568
                                                                  -------  ---------     ------      -------
Units outstanding at June 30, 2001..............................  275,884  1,024,073     56,364      126,846
                                                                  =======  =========     ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Janus Aspen Series--Service Shares
                                               ---------------------------------------------------------------------
                                                  Global       Global   Aggressive              Capital    Worldwide
                                               Life Sciences Technology   Growth    Growth    Appreciation  Growth
                                                 Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio
                                               ------------- ---------- ---------- ---------  ------------ ---------
Type VI Units:
Units outstanding at December 31, 2000........    120,366     284,186     507,673    513,258     524,387     562,276
                                                  -------     -------   ---------  ---------   ---------   ---------
From capital transactions:
 Net premiums.................................    135,436     377,848     601,396    637,394     543,055     579,195
 Transfers (to) from the general account of GE
   Life and Annuity:
   Death benefits.............................        (47)        (50)         --         --        (100)       (105)
   Surrenders.................................     (5,169)    (12,942)    (21,115)   (17,050)    (13,683)    (12,891)
 Transfers (to) from the Guarantee Account....     99,611     152,333     401,534    256,268     222,416     374,982
 Interfund transfers..........................     (1,203)     12,747       3,379     59,738     (24,394)     (8,119)
                                                  -------     -------   ---------  ---------   ---------   ---------
Net increase (decrease) in units from capital
  transactions................................    228,628     529,936     985,194    936,350     727,294     933,062
                                                  -------     -------   ---------  ---------   ---------   ---------
Units outstanding at June 30, 2001............    348,994     814,122   1,492,867  1,449,608   1,251,681   1,495,338
                                                  =======     =======   =========  =========   =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                           Janus Aspen Series -- Service
                                                                Shares (continued)         AIM Variable Insurance Funds
                                                           ----------------------------  -------------------------------
                                                           International                   Capital
                                                              Growth          Balanced   Appreciation Growth     Value
                                                             Portfolio        Portfolio      Fund      Fund      Fund
                                                               -------------  ---------  ------------ -------  ---------
Type VI Units:
Units outstanding at December 31, 2000....................    214,995          280,452     182,931    155,022    418,728
                                                               -------        ---------    -------    -------  ---------
From capital transactions:
 Net premiums.............................................    280,845          757,985     304,276    319,707    519,522
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.........................................         --               --          --       (266)    (9,384)
   Surrenders.............................................     (8,335)         (14,112)     (9,561)    (7,740)    (8,541)
 Transfers (to) from the Guarantee Account................    216,613          381,203     219,457    165,557    272,096
 Interfund transfers......................................     10,743           34,140     (12,512)   (34,233)    44,263
                                                               -------        ---------    -------    -------  ---------
Net increase (decrease) in units from capital transactions    499,866        1,159,216     501,660    443,025    817,956
                                                               -------        ---------    -------    -------  ---------
Units outstanding at June 30, 2001........................    714,861        1,439,668     684,591    598,047  1,236,684
                                                               =======        =========    =======    =======  =========


                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                         MFS Variable Insurance Trust                Dreyfus
                                                    --------------------------------------  ------------------------
                                                                                               Dreyfus
                                                                                             Investments  The Dreyfus
                                                                 MFS        MFS             Portfolios --  Socially
                                                     MFS     Growth With    New      MFS      Emerging    Responsible
                                                    Growth     Income    Discovery Utility     Markets      Growth
                                                    Series     Series     Series   Series     Portfolio   Fund, Inc.
                                                    -------  ----------- --------- -------  ------------- -----------
Type VI Units:
Units outstanding at December 31, 2000............. 247,509     54,705     94,589   67,405     16,280        19,494
                                                    -------    -------    -------  -------     ------       -------
From capital transactions:
 Net premiums...................................... 503,303    121,918    132,383  205,291     44,997       532,001
 Transfers (to) from the general account of GE Life
   and Annuity:
   Surrenders...................................... (16,112)    (1,132)    (3,275)  (3,869)      (224)         (454)
 Transfers (to) from the Guarantee Account......... 157,644     84,610    100,355  156,905     10,494        39,167
 Interfund transfers...............................   9,659      6,467      8,569   19,606     (7,338)        4,196
                                                    -------    -------    -------  -------     ------       -------
Net increase (decrease) in units from capital
  transactions..................................... 654,494    211,863    238,032  377,933     47,929       575,540
                                                    -------    -------    -------  -------     ------       -------
Units outstanding at June 30, 2001................. 902,003    266,568    332,621  445,338     64,209       595,004
                                                    =======    =======    =======  =======     ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                      PIMCO Variable Insurance Trust
                                                                 ---------------------------------------
                                                                           Long-Term
                                                                              U.S.      High      Total
                                                                  Foreign  Government   Yield    Return
                                                                   Bond       Bond      Bond      Bond
                                                                 Portfolio Portfolio  Portfolio Portfolio
                                                                 --------- ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 2000..........................     278     46,012     14,696    89,120
                                                                  ------    -------    -------   -------
From capital transactions:
 Net premiums...................................................  20,335    156,856    127,662   364,637
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................      --         --       (148)       --
   Surrenders...................................................    (232)    (3,712)    (1,163)   (3,921)
 Transfers (to) from the Guarantee Account......................   8,027    103,289     92,389   161,835
 Interfund transfers............................................      10     47,093    (12,545)   94,225
                                                                  ------    -------    -------   -------
Net increase (decrease) in units from capital transactions......  28,140    303,526    206,195   616,776
                                                                  ------    -------    -------   -------
Units outstanding at June 30, 2001..............................  28,418    349,538    220,891   705,896
                                                                  ======    =======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Rydex
                                                                Variable Alliance Variable Products Series
                                                                 Trust              Fund, Inc.
                                                                -------- --------------------------------
                                                                          Growth
                                                                            and        Premier
                                                                  OTC     Income       Growth     Quasar
                                                                  Fund   Portfolio    Portfolio  Portfolio
                                                                -------- ---------    ---------  ---------
Type VI Units:
Units outstanding at December 31, 2000......................... 305,802    111,233      560,937    35,167
                                                                -------  ---------    ---------   -------
From capital transactions:
 Net premiums.................................................. 239,090    568,443      474,947    82,345
 Tranfers (to) from the general account of GE Life and Annuity:
   Death benefits..............................................    (106)        --           --        --
   Surrenders..................................................  (3,657)    (7,585)     (13,245)     (823)
 Transfers (to) from the Guarantee Account..................... 191,040    318,678      345,346    58,807
 Interfund transfers...........................................  32,791     70,773      (32,824)    4,814
                                                                -------  ---------    ---------   -------
Net increase (decrease) in units from capital transactions..... 459,158    950,309      774,224   145,143
                                                                -------  ---------    ---------   -------
Units outstanding at June 30, 2001............................. 764,960  1,061,542    1,335,161   180,310
                                                                =======  =========    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                              GE Investments Funds, Inc.
                                      -------------------------------------------------------------------------
                                      S&P 500  Money      Mid-Cap     U.S.       Premier    Value    Small-Cap
                                       Index   Market   Value Equity Equity   Growth Equity Equity  Value Equity
                                       Fund     Fund        Fund      Fund        Fund       Fund       Fund
                                      -------  -------  ------------ -------  ------------- ------  ------------
Type VII Units:
Units outstanding at December 31,
  2000............................... 135,750   76,786     10,023     84,230     12,182      4,061      4,154
                                      -------  -------    -------    -------     ------     ------     ------
From capital transactions:
 Net premiums........................ 251,642  205,122     73,617     83,166     44,294     35,007     43,700
 Transfers (to) from the general
   account of GE Life and Annuity:
   Death benefits....................  (7,703)      --         --        (31)        --         --         --
   Surrenders........................  (2,289) (31,974)      (269)    (2,071)      (761)       (62)      (224)
 Transfers (to) from the Guarantee
   Account........................... 138,483   56,045     26,088     33,650     25,164     17,986     11,760
 Interfund transfers.................   5,120  (50,509)    11,996      5,371         69        412      2,055
                                      -------  -------    -------    -------     ------     ------     ------
Net increase (decrease) in units from
  capital transactions............... 385,253  178,684    111,432    120,085     68,766     53,343     57,291
                                      -------  -------    -------    -------     ------     ------     ------
Units outstanding at June 30, 2001... 521,003  255,470    121,455    204,315     80,948     57,404     61,445
                                      =======  =======    =======    =======     ======     ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                                Variable
                                                                                                                Insurance
                                              Oppenheimer Variable Account    Variable Insurance Products  Products Fund II --
                                                Funds -- Class 2 Shares         Fund -- Service Class 2      Service Class 2
                                              ---------------------------     --------------------------   -------------------
                                                              Main Street
                                                Global          Growth &
                                              Securities      Income Fund/    Equity- Income     Growth        Contrafund
                                               Fund/VA             VA           Portfolio       Portfolio       Portfolio
                                                 ----------      ------------     --------------  --------- ------------------
Type VII Units:
Units outstanding at December 31, 2000.......   35,315           73,558           40,470          60,848         144,834
                                                 -------         -------          -------        -------         -------
From capital transactions:
 Net premiums................................   44,453          107,019          125,337         164,446         131,335
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................      (94)          (1,682)              --            (266)             --
   Surrenders................................     (338)          (1,792)          (1,177)         (1,627)         (2,660)
 Transfers (to) from the Guarantee Account...   25,438           72,626           64,142          77,219          59,944
 Interfund transfers.........................     (526)          12,287             (475)          2,265          (2,265)
                                                 -------         -------          -------        -------         -------
Net increase (decrease) in units from capital
  transactions...............................   68,933          188,458          187,827         242,037         186,354
                                                 -------         -------          -------        -------         -------
Units outstanding at June 30, 2001...........  104,248          262,016          228,297         302,885         331,188
                                                 =======         =======          =======        =======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                        Federated
                                                                  Variable Insurance    Federated       Insurance
                                                                 Products Fund III --   Insurance   Series -- Service
                                                                    Service Class 2      Series          Shares
                                                                 -------------------  ------------- -----------------
                                                                 Growth &             International    HighIncome
                                                                  Income     Mid Cap  Small Company       Bond
                                                                 Portfolio  Portfolio    Fund II         Fund II
                                                                  --------- --------- ------------- -----------------
Type VII Units:
Units outstanding at December 31, 2000..........................   91,832     49,059      3,788          13,030
                                                                  -------    -------     ------          ------
From capital transactions:
 Net premiums...................................................   52,932     77,704     11,923          43,409
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................       --     (2,590)        --              --
   Surrenders...................................................   (2,103)      (444)       (55)           (482)
 Transfers (to) from the Guarantee Account......................   30,614     76,358         --          13,680
 Interfund transfers............................................    1,924     (5,035)        --           5,862
                                                                  -------    -------     ------          ------
Net increase (decrease) in units from capital transactions......   83,367    145,993     11,868          62,469
                                                                  -------    -------     ------          ------
Units outstanding at June 30, 2001..............................  175,199    195,052     15,656          75,499
                                                                  =======    =======     ======          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                            Janus Aspen Series -- Service Shares
                                              ---------------------------------------------------------------
                                               Global
                                                Life      Global   Aggressive             Capital    Worldwide
                                              Sciences  Technology   Growth    Growth   Appreciation  Growth
                                              Portfolio Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
                                              --------- ---------- ---------- --------- ------------ ---------
Type VII Units:
Units outstanding at December 31, 2000.......  23,012     39,046     82,856    129,483    112,111     118,553
                                               ------    -------    -------    -------    -------     -------
From capital transactions:
 Net premiums................................  30,399     55,875     53,271     89,939     79,563      89,172
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................      --         --         --     (6,062)        --          --
   Surrenders................................    (965)      (984)    (1,845)      (609)    (1,969)     (2,002)
 Transfers (to) from the Guarantee Account...  17,165     17,228     85,401     82,440     61,862     126,516
 Interfund transfers.........................  (1,784)     2,205     (2,773)    (2,754)    (3,642)     (3,202)
                                               ------    -------    -------    -------    -------     -------
Net increase (decrease) in units from capital
  transactions...............................  44,815     74,324    134,054    162,954    135,814     210,484
                                               ------    -------    -------    -------    -------     -------
Units outstanding at June 30, 2001...........  67,827    113,370    216,910    292,437    247,925     329,037
                                               ======    =======    =======    =======    =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                            Janus Aspen Series --
                                                               Service Shares
                                                                 (continued)        AIM Variable Insurance Funds
                                                           ----------------------  -----------------------------
                                                           International             Capital
                                                              Growth     Balanced  Appreciation Growth    Value
                                                             Portfolio   Portfolio     Fund      Fund     Fund
                                                           ------------- --------- ------------ -------  -------
Type VII Units:
Units outstanding at December 31, 2000....................     43,422     201,522     82,708    115,989  134,888
                                                              -------     -------    -------    -------  -------
From capital transactions:
 Net premiums.............................................     90,481     192,243     93,153     85,408  193,758
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.........................................        (96)       (227)    (1,531)        --   (1,775)
   Surrenders.............................................       (267)     (2,829)    (1,771)    (2,045)  (2,492)
 Transfers (to) from the Guarantee Account................     39,863     130,669     89,998     51,658  117,528
 Interfund transfers......................................     11,940     (12,217)    (3,028)   (18,232) (16,658)
                                                              -------     -------    -------    -------  -------
Net increase (decrease) in units from capital transactions    141,921     307,639    176,821    116,789  290,361
                                                              -------     -------    -------    -------  -------
Units outstanding at June 30, 2001........................    185,343     509,161    259,529    232,778  425,249
                                                              =======     =======    =======    =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                   MFS Variable Insurance Trust                    Dreyfus
                                              --------------------------------------  ---------------------------------
                                                                                                             The Dreyfus
                                                           MFS        MFS                    Dreyfus          Socially
                                               MFS     Growth With    New      MFS         Investments       Responsible
                                              Growth     Income    Discovery Utility  Portfolios -- Emerging   Growth
                                              Series     Series     Series   Series     Markets Portfolio    Fund, Inc.
                                              -------  ----------- --------- -------  ---------------------- -----------
Type VII Units:
Units outstanding at December 31, 2000.......  57,669      8,638    18,273    32,271           1,616           32,472
                                              -------    -------    ------   -------          ------           ------
From capital transactions:
 Net premiums................................  91,485     54,491    34,492   102,660           2,220           15,477
 Transfers (to) from the general account
   of GE Life and Annuity:
   Death benefits............................     (90)    (1,798)       --        --              --               --
   Surrenders................................  (1,240)      (156)      (56)     (454)             --           (1,003)
 Transfers (to) from the Guarantee
   Account...................................  63,660     31,714    23,883    41,451           3,149           12,654
 Interfund transfers......................... (16,531)     7,863     9,552        26           7,796            5,014
                                              -------    -------    ------   -------          ------           ------
Net increase (decrease) in units from capital
  transactions............................... 137,284     92,114    67,871   143,683          13,165           32,142
                                              -------    -------    ------   -------          ------           ------
Units outstanding at June 30, 2001........... 194,953    100,752    86,144   175,954          14,781           64,614
                                              =======    =======    ======   =======          ======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    PIMCO Variable Insurance Trust
                                                           ------------------------------------------------
                                                            Foreign     Long-Term    High Yield Total Return
                                                             Bond    U.S. Government    Bond        Bond
                                                           Portfolio Bond Portfolio  Portfolio   Portfolio
                                                           --------- --------------- ---------- ------------
Type VII Units:
Units outstanding at December 31, 2000....................     929        15,494       11,611      58,869
                                                             -----       -------       ------     -------
From capital transactions:
 Net premiums.............................................   3,955        81,218       49,589     131,309
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.........................................    (932)         (893)      (1,805)     (1,751)
   Surrenders.............................................      --        (2,095)        (258)       (744)
 Transfers (to) from the Guarantee Account................   1,578        43,362       21,117      99,285
 Interfund transfers......................................      --        14,683         (317)      5,098
                                                             -----       -------       ------     -------
Net increase (decrease) in units from capital transactions   4,601       136,275       68,326     233,197
                                                             -----       -------       ------     -------
Units outstanding at June 30, 2001........................   5,530       151,769       79,937     292,066
                                                             =====       =======       ======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                  Rydex
                                                                 Variable Alliance Variable Products Series
                                                                  Trust              Fund, Inc.
                                                                 -------- --------------------------------
                                                                          Growth and     Premier
                                                                   OTC      Income       Growth     Quasar
                                                                   Fund   Portfolio     Portfolio  Portfolio
                                                                 --------   ----------   ---------   ---------
Type VII Units:
Units outstanding at December 31, 2000..........................  82,259    42,936       184,885    14,994
                                                                 -------    -------      -------     ------
From capital transactions:
 Net premiums...................................................  59,464   137,682       173,712    14,107
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................  (4,610)      (76)       (7,140)       --
   Surrenders...................................................    (758)   (1,241)       (1,790)     (125)
 Transfers (to) from the Guarantee Account......................  48,503   102,808       151,710     7,113
 Interfund transfers............................................   3,296    12,277         1,129     4,691
                                                                 -------    -------      -------     ------
Net increase (decrease) in units from capital transactions...... 105,895   251,450       317,621    25,786
                                                                 -------    -------      -------     ------
Units outstanding at June 30, 2001.............................. 188,154   294,386       502,506    40,780
                                                                 =======    =======      =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2001
                                  (Unaudited)


  (d) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

  (e) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, certain Type II, Type VI and VII, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

   GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, and $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I-1.15%, Type II-1.25%, Type III-1.30% and Type IV-1.35%, Type V-.40%, Type VI-1.35%, and Type VII-1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

   Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity and Value Equity Funds, .55% for the U.S. Equity Fund, and .80% for the Small-Cap Value Equity Fund.

   Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.